UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                            811-21410

Weitz Funds
(Exact name of registrant as specified in charter)

Blackstone Plaza, 3555 Farnam Street, Suite 800, Omaha, NE 68131
(Address of principal executive offices)                                                                (Zip code)

Weitz Investment Management, Inc., Blackstone Plaza, 3555 Farnam Street, Suite 800, Omaha, NE 68131
(Name and address of agent for service)

Registrant’s telephone number, including area code:                   (402) 391-1980

Date of fiscal year end:      March 31

Date of reporting period:    September 30, 2025

Item 1. Reports to Stockholders.

Weitz Conservative Allocation Fund

Institutional Class (WBAIX)

Semi-Annual Shareholder Report — September 30, 2025

Fund overview

This semi-annual shareholder report contains important information about the Weitz Conservative Allocation Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Institutional	36	0.70

How did the Fund perform for the period?

The Fund (Ticker: WBAIX) returned 2.84% for the 6-month period ended September 30, 2025.

Both fixed income and equity holdings contributed positively to performance. Top equity contributors included Oracle, Microsoft, Vulcan Materials, Alphabet, and Martin Marietta Materials Inc., supported by robust operating results and strength among AI infrastructure beneficiaries. Notable equity detractors included Accenture, Gartner, Aon, Roper Technologies, and IDEXX Corp., driven by investors reassessing roles in an AI-driven environment, mixed earnings results, and steadier holdings that had outperformed earlier in the year. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Conservative Allocation Fund - Institutional
Bloomberg U.S. Aggregate Bond Index
Morningstar Moderately Conservative Target Risk Index
20,000
15,000
10,000
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
Sep 25

	Weitz Conservative Allocation Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Sep 15	10,000	10,000	10,000
Sep 16	10,690	10,519	10,892
Sep 17	11,663	10,528	11,683
Sep 18	12,361	10,398	12,143
Sep 19	13,346	11,468	12,950
Sep 20	14,242	12,270	14,015
Sep 21	16,270	12,160	15,610
Sep 22	14,464	10,385	13,009
Sep 23	16,048	10,452	14,078
Sep 24	18,266	11,662	16,687
Sep 25	18,456	11,997	18,017

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Conservative Allocation Fund - Institutional - WBAIX	2.84	1.04	5.32	6.32
Bloomberg U.S. Aggregate Bond Index	3.26	2.88	(0.45)	1.84
Morningstar Moderately Conservative Target Risk Index	8.86	7.97	5.15	6.06

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Morningstar Moderately Conservative Target Risk Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests. Performance for the Institutional Class before inception (3/29/2019) is derived from historical performance of the Investor Class and has not been adjusted for expenses of the Institutional Class, had it, returns would have been different.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	229,608,404
Number of Portfolio Holdings	195
Net Investment Advisory Fees Paid ($)	617,714
Portfolio Turnover Rate (%)	9
30-Day SEC Yield (Subsidized) (%)	2.03
30-Day SEC Yield (Unsubsidized) (%)	1.98
Average Effective Maturity (yrs)	1.90
Average Effective Duration (yrs)	1.50

What did the Fund invest in?

Top 10 Equity Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	2.7
Aon plc	2.6
Vulcan Materials Co.	2.4
Thermo Fisher Scientific, Inc.	2.2
Martin Marietta Materials, Inc.	2.2
Danaher Corp.	2.2
Mastercard, Inc.	2.1
Microsoft Corp.	2.1
Visa, Inc.	2.1
Analog Devices, Inc.	1.9
22.5

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	73.8
U.S. Government Agency Mortgage Related Securities	7.4
AAA	15.6
AA	0.4
BBB	0.4
Cash Equivalents	2.4

Top Equity Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	77.6	0.8	0.77
Microsoft Corp.	38.4	1.9	0.59
Vulcan Materials Co.	32.3	2.0	0.59
Alphabet, Inc. - Class C	56.2	1.2	0.57
Martin Marietta Materials, Inc.	32.2	1.9	0.54

Sector Breakdown

% of Net Assets
Financials	10.8
Information Technology	8.8
Health Care	7.1
Industrials	6.6
Materials	5.8
Communication Services	2.7
Consumer Staples	1.0
U.S. Treasuries	33.8
Mortgage-Backed Securities	7.5
Asset-Backed Securities	5.1
Securities Held as Collateral for Securities on Loan	1.0
Commercial Mortgage-Backed Securities	0.8
Corporate Bonds	0.2
Cash Equivalents/Other	8.8
100.0

Top Equity Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Accenture plc - Class A	(20.1)	2.0	(0.45)
Gartner, Inc.	(32.9)	0.4	(0.37)
Aon plc - Class A	(10.3)	2.6	(0.31)
Roper Technologies, Inc.	(15.2)	1.3	(0.22)
IDEX Corp.	(9.4)	1.9	(0.17)

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Conservative Allocation Fund

Institutional Class (WBAIX)

Semi-Annual Shareholder Report — September 30, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P815-093025

Weitz Conservative Allocation Fund

Investor Class (WBALX)

Semi-Annual Shareholder Report — September 30, 2025

Fund overview

This semi-annual shareholder report contains important information about the Weitz Conservative Allocation Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Investor	43	0.85

How did the Fund perform for the period?

The Fund (Ticker: WBALX) returned 2.76% for the 6-month period ended September 30, 2025.

Both fixed income and equity holdings contributed positively to performance. Top equity contributors included Oracle, Microsoft, Vulcan Materials, Alphabet, and Martin Marietta Materials Inc., supported by robust operating results and strength among AI infrastructure beneficiaries. Notable equity detractors included Accenture, Gartner, Aon, Roper Technologies, and IDEXX Corp., driven by investors reassessing roles in an AI-driven environment, mixed earnings results, and steadier holdings that had outperformed earlier in the year. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Conservative Allocation Fund - Investor
Bloomberg U.S. Aggregate Bond Index
Morningstar Moderately Conservative Target Risk Index
20,000
15,000
10,000
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
Sep 25

	Weitz Conservative Allocation Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Sep 15	10,000	10,000	10,000
Sep 16	10,690	10,519	10,892
Sep 17	11,663	10,528	11,683
Sep 18	12,361	10,398	12,143
Sep 19	13,346	11,468	12,950
Sep 20	14,214	12,270	14,015
Sep 21	16,221	12,160	15,610
Sep 22	14,396	10,385	13,009
Sep 23	15,948	10,452	14,078
Sep 24	18,127	11,662	16,687
Sep 25	18,287	11,997	18,017

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Conservative Allocation Fund - Investor - WBALX	2.76	0.88	5.17	6.22
Bloomberg U.S. Aggregate Bond Index	3.26	2.88	(0.45)	1.84
Morningstar Moderately Conservative Target Risk Index	8.86	7.97	5.15	6.06

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Morningstar Moderately Conservative Target Risk Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	229,608,404
Number of Portfolio Holdings	195
Net Investment Advisory Fees Paid ($)	617,714
Portfolio Turnover Rate (%)	9
30-Day SEC Yield (Subsidized) (%)	1.88
30-Day SEC Yield (Unsubsidized) (%)	1.74
Average Effective Maturity (yrs)	1.90
Average Effective Duration (yrs)	1.50

What did the Fund invest in?

Top 10 Equity Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	2.7
Aon plc	2.6
Vulcan Materials Co.	2.4
Thermo Fisher Scientific, Inc.	2.2
Martin Marietta Materials, Inc.	2.2
Danaher Corp.	2.2
Mastercard, Inc.	2.1
Microsoft Corp.	2.1
Visa, Inc.	2.1
Analog Devices, Inc.	1.9
22.5

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	73.8
U.S. Government Agency Mortgage Related Securities	7.4
AAA	15.6
AA	0.4
BBB	0.4
Cash Equivalents	2.4

Top Equity Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	77.6	0.8	0.77
Microsoft Corp.	38.4	1.9	0.59
Vulcan Materials Co.	32.3	2.0	0.59
Alphabet, Inc. - Class C	56.2	1.2	0.57
Martin Marietta Materials, Inc.	32.2	1.9	0.54

Sector Breakdown

% of Net Assets
Financials	10.8
Information Technology	8.8
Health Care	7.1
Industrials	6.6
Materials	5.8
Communication Services	2.7
Consumer Staples	1.0
U.S. Treasuries	33.8
Mortgage-Backed Securities	7.5
Asset-Backed Securities	5.1
Securities Held as Collateral for Securities on Loan	1.0
Commercial Mortgage-Backed Securities	0.8
Corporate Bonds	0.2
Cash Equivalents/Other	8.8
100.0

Top Equity Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Accenture plc - Class A	(20.1)	2.0	(0.45)
Gartner, Inc.	(32.9)	0.4	(0.37)
Aon plc - Class A	(10.3)	2.6	(0.31)
Roper Technologies, Inc.	(15.2)	1.3	(0.22)
IDEX Corp.	(9.4)	1.9	(0.17)

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Conservative Allocation Fund

Investor Class (WBALX)

Semi-Annual Shareholder Report — September 30, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P104-093025

Weitz Core Plus Income Fund

Institutional Class (WCPBX)

Semi-Annual Shareholder Report — September 30, 2025

Fund overview

This semi-annual shareholder report contains important information about the Weitz Core Plus Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Institutional	23	0.45

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Core Plus Income Fund - Institutional
Bloomberg U.S. Aggregate Bond Index
14,500
14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
Sep 25

	Weitz Core Plus Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index
Sep 15	10,000	10,000
Sep 16	10,704	10,519
Sep 17	10,860	10,528
Sep 18	10,889	10,398
Sep 19	11,894	11,468
Sep 20	12,807	12,270
Sep 21	13,352	12,160
Sep 22	11,870	10,385
Sep 23	12,179	10,452
Sep 24	13,641	11,662
Sep 25	14,150	11,997

How did the Fund perform for the period?

The Fund (Ticker: WCPBX) returned 3.34% for the 6-month period ended September 30, 2025.

Agency mortgage-backed securities (MBS), corporate bonds, collateralized loan obligations (CLOs), U.S. Treasuries, and asset-backed securities (ABS) were top contributors. MBS benefited from coupon income and lower interest rates. Corporate bonds, led by high yield, gained as credit spreads tightened during the quarter. U.S. Treasuries generated unrealized mark-to-market gains as rates declined across the curve. The ABS and CLO portfolios contributed through high coupon income and modest price appreciation. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Core Plus Income Fund - Institutional - WCPBX	3.34	3.74	2.01	3.53
Bloomberg U.S. Aggregate Bond Index	3.26	2.88	(0.45)	1.84

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	3,713,426,169
Number of Portfolio Holdings	566
Net Investment Advisory Fees Paid ($)	6,040,386
Portfolio Turnover Rate (%)	6
30-Day SEC Yield (Subsidized) (%)	5.14
30-Day SEC Yield (Unsubsidized) (%)	5.10
Average Effective Maturity (yrs)	9.00
Average Effective Duration (yrs)	5.40

What did the Fund invest in?

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	-1.1
Less than 1 Year	2.5
1-3 Years	8.9
3-5 Years	23.9
5-7 Years	16.0
7-10 Years	15.2
10 Years or more	34.6
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	27.3
U.S. Government Agency Mortgage Related Securities	31.8
AAA	6.9
AA	2.6
A	9.2
BBB	15.3
BB	3.8
B	3.0
Non-Rated	0.1

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	16.5
1-3 Years	12.4
3-5 Years	32.5
5-7 Years	13.5
7-10 Years	1.9
10 Years or more	23.2
100.0

Sector Breakdown

% of Net Assets
Mortgage-Backed Securities	33.9
U.S. Treasuries	27.3
Asset-Backed Securities	15.1
Corporate Bonds	14.0
Commercial Mortgage-Backed Securities	9.0
Securities Held as Collateral for Securities on Loan	0.2
Term Loan	0.2
Corporate Convertible Bonds	0.0
Municipal Bonds	0.0
Cash Equivalents/Other	0.3
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Core Plus Income Fund

Institutional Class (WCPBX)

Semi-Annual Shareholder Report — September 30, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P831-093025

Weitz Core Plus Income Fund

Investor Class (WCPNX)

Semi-Annual Shareholder Report — September 30, 2025

Fund overview

This semi-annual shareholder report contains important information about the Weitz Core Plus Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Investor	33	0.65

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Core Plus Income Fund - Investor
Bloomberg U.S. Aggregate Bond Index
14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
Sep 25

	Weitz Core Plus Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index
Sep 15	10,000	10,000
Sep 16	10,682	10,519
Sep 17	10,817	10,528
Sep 18	10,824	10,398
Sep 19	11,802	11,468
Sep 20	12,692	12,270
Sep 21	13,209	12,160
Sep 22	11,742	10,385
Sep 23	12,023	10,452
Sep 24	13,465	11,662
Sep 25	13,941	11,997

How did the Fund perform for the period?

The Fund (Ticker: WCPNX) returned 3.24% for the 6-month period ended September 30, 2025.

Agency mortgage-backed securities (MBS), corporate bonds, collateralized loan obligations (CLOs), U.S. Treasuries, and asset-backed securities (ABS) were top contributors. MBS benefited from coupon income and lower interest rates. Corporate bonds, led by high yield, gained as credit spreads tightened during the quarter. U.S. Treasuries generated unrealized mark-to-market gains as rates declined across the curve. The ABS and CLO portfolios contributed through high coupon income and modest price appreciation. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Core Plus Income Fund - Investor - WCPNX	3.24	3.53	1.90	3.38
Bloomberg U.S. Aggregate Bond Index	3.26	2.88	(0.45)	1.84

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	3,713,426,169
Number of Portfolio Holdings	566
Net Investment Advisory Fees Paid ($)	6,040,386
Portfolio Turnover Rate (%)	6
30-Day SEC Yield (Subsidized) (%)	4.94
30-Day SEC Yield (Unsubsidized) (%)	4.85
Average Effective Maturity (yrs)	9.00
Average Effective Duration (yrs)	5.40

What did the Fund invest in?

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	-1.1
Less than 1 Year	2.5
1-3 Years	8.9
3-5 Years	23.9
5-7 Years	16.0
7-10 Years	15.2
10 Years or more	34.6
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	27.3
U.S. Government Agency Mortgage Related Securities	31.8
AAA	6.9
AA	2.6
A	9.2
BBB	15.3
BB	3.8
B	3.0
Non-Rated	0.1

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	16.5
1-3 Years	12.4
3-5 Years	32.5
5-7 Years	13.5
7-10 Years	1.9
10 Years or more	23.2
100.0

Sector Breakdown

% of Net Assets
Mortgage-Backed Securities	33.9
U.S. Treasuries	27.3
Asset-Backed Securities	15.1
Corporate Bonds	14.0
Commercial Mortgage-Backed Securities	9.0
Securities Held as Collateral for Securities on Loan	0.2
Term Loan	0.2
Corporate Convertible Bonds	0.0
Municipal Bonds	0.0
Cash Equivalents/Other	0.3
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Core Plus Income Fund

Investor Class (WCPNX)

Semi-Annual Shareholder Report — September 30, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P823-093025

Weitz Large Cap Equity Fund

Institutional Class (WVAIX)

Semi-Annual Shareholder Report — September 30, 2025

Fund overview

This semi-annual shareholder report contains important information about the Weitz Large Cap Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Institutional	44	0.86

How did the Fund perform for the period?

The Fund (Ticker: WVAIX) returned 3.14% for the 6-month period ended September 30, 2025.

Top contributors included AI infrastructure beneficiaries Oracle Corp., Alphabet Inc., Microsoft Corp., Meta Platforms Inc., and healthcare company IDEXX Laboratories Inc., which reported strong results. Primary detractors were Gartner Inc., CarMax Inc., Global Payments Inc., Accenture plc, and Charter Communications Inc. IT service providers (Accenture and Gartner) were restrained as investors reassessed their roles in an AI-driven environment. Charter and CarMax posted disappointing results, while Global Payments’ acquisition of Worldpay, though we believe strategically sound, surprised investors.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Large Cap Equity Fund - Institutional
Bloomberg U.S. 1000 Total Return Index
Russell 1000 Index
45,000
40,000
35,000
30,000
25,000
20,000
15,000
10,000
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
Sep 25

	Weitz Large Cap Equity Fund - Institutional	Bloomberg U.S. 1000 Total Return Index	Russell 1000 Index
Sep 15	10,000	10,000	10,000
Sep 16	10,276	11,488	11,476
Sep 17	11,694	13,612	13,594
Sep 18	13,142	16,028	16,020
Sep 19	14,469	16,671	16,641
Sep 20	16,639	19,353	19,312
Sep 21	22,042	25,385	25,283
Sep 22	16,716	20,901	20,931
Sep 23	21,077	25,311	25,367
Sep 24	26,515	34,314	34,417
Sep 25	26,174	40,420	40,526

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Large Cap Equity Fund - Institutional - WVAIX	3.14	(1.29)	9.48	10.10
Bloomberg U.S. 1000 Total Return Index	20.32	17.80	15.87	14.99
Russell 1000 Index	19.99	17.75	15.98	15.02

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. 1000 Total Return Index, a broad measure of market performance. The Fund's primary comparative index was changed from the Russell 1000 Index to the Bloomberg U.S. 1000 Total Return Index to utilize a different broad-based equity index that provides a similar basis for evaluating the Fund's performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	820,555,944
Number of Portfolio Holdings	29
Net Investment Advisory Fees Paid ($)	3,143,434
Portfolio Turnover Rate (%)	4

What did the Fund invest in?

Top 10 Holdings

Security	% of Net Assets
Danaher Corp.	6.8
Microsoft Corp.	6.7
Thermo Fisher Scientific, Inc.	5.2
Alphabet, Inc.	5.2
Meta Platforms, Inc.	4.9
Visa, Inc.	4.8
CoStar Group, Inc.	4.7
Vulcan Materials Co.	4.5
Equifax, Inc.	4.4
Berkshire Hathaway, Inc.	4.4
51.6

Capitalization (% of Common Stock)

Value	Value
>$50B	68.3
$25-$50B	18.1
$10-$25B	10.0
$2.5-$10B	3.6

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	100.9	2.7	2.10
Alphabet, Inc. - Class C	56.2	3.9	1.83
Microsoft Corp.	38.5	5.0	1.42
IDEXX Laboratories, Inc.	52.1	2.9	1.22
Meta Platforms, Inc. - Class A	27.7	4.7	1.18

Sector Breakdown

% of Net Assets
Information Technology	22.5
Financials	20.9
Health Care	17.2
Communication Services	12.4
Industrials	10.6
Consumer Discretionary	6.6
Real Estate	4.7
Materials	4.5
Cash Equivalents/Other	0.6
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Gartner, Inc.	(37.4)	2.8	(1.28)
CarMax, Inc.	(42.1)	2.1	(1.11)
Global Payments, Inc.	(14.7)	3.7	(0.83)
Accenture plc - Class A	(20.1)	2.9	(0.63)
Charter Communications, Inc. - Class A	(25.4)	3.0	(0.61)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Large Cap Equity Fund

Institutional Class (WVAIX)

Semi-Annual Shareholder Report — September 30, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P856-093025

Weitz Large Cap Equity Fund

Investor Class (WVALX)

Semi-Annual Shareholder Report — September 30, 2025

Fund overview

This semi-annual shareholder report contains important information about the Weitz Large Cap Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Investor	53	1.04

How did the Fund perform for the period?

The Fund (Ticker: WVALX) returned 3.05% for the 6-month period ended September 30, 2025.

Top contributors included AI infrastructure beneficiaries Oracle Corp., Alphabet Inc., Microsoft Corp., Meta Platforms Inc., and healthcare company IDEXX Laboratories Inc., which reported strong results. Primary detractors were Gartner Inc., CarMax Inc., Global Payments Inc., Accenture plc, and Charter Communications Inc. IT service providers (Accenture and Gartner) were restrained as investors reassessed their roles in an AI-driven environment. Charter and CarMax posted disappointing results, while Global Payments’ acquisition of Worldpay, though we believe strategically sound, surprised investors.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Large Cap Equity Fund - Investor
Bloomberg U.S. 1000 Total Return Index
Russell 1000 Index
45,000
40,000
35,000
30,000
25,000
20,000
15,000
10,000
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
Sep 25

	Weitz Large Cap Equity Fund - Investor	Bloomberg U.S. 1000 Total Return Index	Russell 1000 Index
Sep 15	10,000	10,000	10,000
Sep 16	10,256	11,488	11,476
Sep 17	11,644	13,612	13,594
Sep 18	13,056	16,028	16,020
Sep 19	14,340	16,671	16,641
Sep 20	16,458	19,353	19,312
Sep 21	21,760	25,385	25,283
Sep 22	16,474	20,901	20,931
Sep 23	20,749	25,311	25,367
Sep 24	26,058	34,314	34,417
Sep 25	25,678	40,420	40,526

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Large Cap Equity Fund - Investor - WVALX	3.05	(1.46)	9.30	9.89
Bloomberg U.S. 1000 Total Return Index	20.32	17.80	15.87	14.99
Russell 1000 Index	19.99	17.75	15.98	15.02

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. 1000 Total Return Index, a broad measure of market performance. The Fund's primary comparative index was changed from the Russell 1000 Index to the Bloomberg U.S. 1000 Total Return Index to utilize a different broad-based equity index that provides a similar basis for evaluating the Fund's performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	820,555,944
Number of Portfolio Holdings	29
Net Investment Advisory Fees Paid ($)	3,143,434
Portfolio Turnover Rate (%)	4

What did the Fund invest in?

Top 10 Holdings

Security	% of Net Assets
Danaher Corp.	6.8
Microsoft Corp.	6.7
Thermo Fisher Scientific, Inc.	5.2
Alphabet, Inc.	5.2
Meta Platforms, Inc.	4.9
Visa, Inc.	4.8
CoStar Group, Inc.	4.7
Vulcan Materials Co.	4.5
Equifax, Inc.	4.4
Berkshire Hathaway, Inc.	4.4
51.6

Capitalization (% of Common Stock)

Value	Value
>$50B	68.3
$25-$50B	18.1
$10-$25B	10.0
$2.5-$10B	3.6

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	100.9	2.7	2.10
Alphabet, Inc. - Class C	56.2	3.9	1.83
Microsoft Corp.	38.5	5.0	1.42
IDEXX Laboratories, Inc.	52.1	2.9	1.22
Meta Platforms, Inc. - Class A	27.7	4.7	1.18

Sector Breakdown

% of Net Assets
Information Technology	22.5
Financials	20.9
Health Care	17.2
Communication Services	12.4
Industrials	10.6
Consumer Discretionary	6.6
Real Estate	4.7
Materials	4.5
Cash Equivalents/Other	0.6
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Gartner, Inc.	(37.4)	2.8	(1.28)
CarMax, Inc.	(42.1)	2.1	(1.11)
Global Payments, Inc.	(14.7)	3.7	(0.83)
Accenture plc - Class A	(20.1)	2.9	(0.63)
Charter Communications, Inc. - Class A	(25.4)	3.0	(0.61)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Large Cap Equity Fund

Investor Class (WVALX)

Semi-Annual Shareholder Report — September 30, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P203-093025

Weitz Multi Cap Equity Fund

Institutional Class (WPVIX)

Semi-Annual Shareholder Report — September 30, 2025

Fund overview

This semi-annual shareholder report contains important information about the Weitz Multi Cap Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Institutional	44	0.86

How did the Fund perform for the period?

The Fund (Ticker: WPVIX) returned 3.93% for the 6-month period ended September 30, 2025.

Top contributors included AI infrastructure beneficiaries Alphabet Inc. and Meta Platforms Inc., as well as Perimeter Solutions SA, HEICO Corporation, and Vulcan Materials Co., all supported by solid operating results. Detractors were CarMax Inc., LKQ Corporation, Liberty Broadband Corp., Gartner Inc., and Aon plc. CarMax, LKQ, and Liberty were held back by disappointing earnings. Gartner declined as investors reassessed its role in an AI-driven environment, while Aon gave back earlier gains.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Multi Cap Equity Fund - Institutional
Bloomberg U.S. 3000 Total Return Index
Russell 3000 Index
40,000
35,000
30,000
25,000
20,000
15,000
10,000
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
Sep 25

	Weitz Multi Cap Equity Fund - Institutional	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Sep 15	10,000	10,000	10,000
Sep 16	10,410	11,498	11,486
Sep 17	11,621	13,630	13,624
Sep 18	12,491	16,031	16,032
Sep 19	13,103	16,505	16,500
Sep 20	13,116	19,001	18,985
Sep 21	17,645	25,157	25,023
Sep 22	13,636	20,609	20,612
Sep 23	16,140	24,816	24,830
Sep 24	20,326	33,535	33,569
Sep 25	21,173	39,378	39,413

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Multi Cap Equity Fund - Institutional - WPVIX	3.93	4.17	10.05	7.79
Bloomberg U.S. 3000 Total Return Index	20.33	17.43	15.69	14.69
Russell 3000 Index	20.07	17.41	15.73	14.70

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. 3000 Total Return Index, a broad measure of market performance. The Fund's primary comparative index was changed from the Russell 3000 Index to the Bloomberg U.S. 3000 Total Return Index to utilize a different broad-based equity index that provides a similar basis for evaluating the Fund's performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	574,982,510
Number of Portfolio Holdings	42
Net Investment Advisory Fees Paid ($)	2,129,763
Portfolio Turnover Rate (%)	6

What did the Fund invest in?

Top 10 Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	7.9
HEICO Corp.	7.1
Alphabet, Inc.	6.3
Visa, Inc.	4.7
Meta Platforms, Inc.	4.5
Mastercard, Inc.	4.4
Aon plc	4.2
Labcorp Holdings, Inc.	4.1
Vulcan Materials Co.	3.8
CoStar Group, Inc.	3.7
50.7

Capitalization (% of Common Stock)

Value	Value
>$50B	45.4
$25-$50B	24.4
$10-$25B	8.7
$2.5-$10B	18.9
2.6

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	56.2	5.0	2.32
Perimeter Solutions, Inc.	120.8	2.4	2.11
HEICO Corp. - Class A	20.5	6.6	1.24
Meta Platforms, Inc. - Class A	28.2	4.2	1.02
Vulcan Materials Co.	32.3	3.3	0.98

Sector Breakdown

% of Net Assets
Financials	21.2
Communication Services	18.6
Industrials	13.4
Information Technology	13.2
Health Care	11.6
Materials	9.3
Real Estate	5.4
Consumer Discretionary	4.5
Securities Held as Collateral for Securities on Loan	0.2
Cash Equivalents/Other	2.6
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
CarMax, Inc.	(42.4)	2.5	(1.33)
LKQ Corp.	(26.6)	3.1	(0.93)
Liberty Broadband Corp.	(20.3)	4.2	(0.80)
Gartner, Inc.	(37.4)	1.5	(0.68)
Aon plc - Class A	(10.3)	4.3	(0.56)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Multi Cap Equity Fund

Institutional Class (WPVIX)

Semi-Annual Shareholder Report — September 30, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P849-093025

Weitz Multi Cap Equity Fund

Investor Class (WPVLX)

Semi-Annual Shareholder Report — September 30, 2025

Fund overview

This semi-annual shareholder report contains important information about the Weitz Multi Cap Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Investor	55	1.07

How did the Fund perform for the period?

The Fund (Ticker: WPVLX) returned 3.85% for the 6-month period ended September 30, 2025.

Top contributors included AI infrastructure beneficiaries Alphabet Inc. and Meta Platforms Inc., as well as Perimeter Solutions SA, HEICO Corporation, and Vulcan Materials Co., all supported by solid operating results. Detractors were CarMax Inc., LKQ Corporation, Liberty Broadband Corp., Gartner Inc., and Aon plc. CarMax, LKQ, and Liberty were held back by disappointing earnings. Gartner declined as investors reassessed its role in an AI-driven environment, while Aon gave back earlier gains.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Multi Cap Equity Fund - Investor
Bloomberg U.S. 3000 Total Return Index
Russell 3000 Index
40,000
35,000
30,000
25,000
20,000
15,000
10,000
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
Sep 25

	Weitz Multi Cap Equity Fund - Investor	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Sep 15	10,000	10,000	10,000
Sep 16	10,389	11,498	11,486
Sep 17	11,567	13,630	13,624
Sep 18	12,402	16,031	16,032
Sep 19	12,972	16,505	16,500
Sep 20	12,955	19,001	18,985
Sep 21	17,396	25,157	25,023
Sep 22	13,418	20,609	20,612
Sep 23	15,858	24,816	24,830
Sep 24	19,928	33,535	33,569
Sep 25	20,719	39,378	39,413

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Multi Cap Equity Fund - Investor - WPVLX	3.85	3.97	9.85	7.56
Bloomberg U.S. 3000 Total Return Index	20.33	17.43	15.69	14.69
Russell 3000 Index	20.07	17.41	15.73	14.70

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. 3000 Total Return Index, a broad measure of market performance. The Fund's primary comparative index was changed from the Russell 3000 Index to the Bloomberg U.S. 3000 Total Return Index to utilize a different broad-based equity index that provides a similar basis for evaluating the Fund's performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	574,982,510
Number of Portfolio Holdings	42
Net Investment Advisory Fees Paid ($)	2,129,763
Portfolio Turnover Rate (%)	6

What did the Fund invest in?

Top 10 Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	7.9
HEICO Corp.	7.1
Alphabet, Inc.	6.3
Visa, Inc.	4.7
Meta Platforms, Inc.	4.5
Mastercard, Inc.	4.4
Aon plc	4.2
Labcorp Holdings, Inc.	4.1
Vulcan Materials Co.	3.8
CoStar Group, Inc.	3.7
50.7

Capitalization (% of Common Stock)

Value	Value
>$50B	45.4
$25-$50B	24.4
$10-$25B	8.7
$2.5-$10B	18.9
2.6

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	56.2	5.0	2.32
Perimeter Solutions, Inc.	120.8	2.4	2.11
HEICO Corp. - Class A	20.5	6.6	1.24
Meta Platforms, Inc. - Class A	28.2	4.2	1.02
Vulcan Materials Co.	32.3	3.3	0.98

Sector Breakdown

% of Net Assets
Financials	21.2
Communication Services	18.6
Industrials	13.4
Information Technology	13.2
Health Care	11.6
Materials	9.3
Real Estate	5.4
Consumer Discretionary	4.5
Securities Held as Collateral for Securities on Loan	0.2
Cash Equivalents/Other	2.6
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
CarMax, Inc.	(42.4)	2.5	(1.33)
LKQ Corp.	(26.6)	3.1	(0.93)
Liberty Broadband Corp.	(20.3)	4.2	(0.80)
Gartner, Inc.	(37.4)	1.5	(0.68)
Aon plc - Class A	(10.3)	4.3	(0.56)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Multi Cap Equity Fund

Investor Class (WPVLX)

Semi-Annual Shareholder Report — September 30, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P609-093025

Weitz Nebraska Tax Free Income Fund

(WNTFX)

Semi-Annual Shareholder Report — September 30, 2025

Fund overview

This semi-annual shareholder report contains important information about the Weitz Nebraska Tax Free Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Nebraska Tax Free Income Fund	23	0.45

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Nebraska Tax Free Income Fund
Bloomberg Municipal Bond Index
Bloomberg 5-Year Municipal Bond Index
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
Sep 25

	Weitz Nebraska Tax Free Income Fund	Bloomberg Municipal Bond Index	Bloomberg 5-Year Municipal Bond Index
Sep 15	10,000	10,000	10,000
Sep 16	10,106	10,558	10,298
Sep 17	10,125	10,650	10,417
Sep 18	10,037	10,683	10,352
Sep 19	10,547	11,601	10,975
Sep 20	10,877	12,079	11,479
Sep 21	10,966	12,393	11,600
Sep 22	10,126	10,968	10,668
Sep 23	10,300	11,257	10,899
Sep 24	11,069	12,428	11,722
Sep 25	11,396	12,601	12,124

How did the Fund perform for the period?

The Fund (Ticker: WNTFX) returned 3.14% for the 6-month period ended September 30, 2025.

Top contributing sectors included city-specific general obligations bonds, education revenue bonds, utility bonds, appropriation bonds and single-family housing bonds. No segment had negative performance.

Credit conditions across most municipal bond sectors remain supportive as the U.S. economy has been resilient. State and local conditions for investments in the Fund reflect the strength, and benefit from, the fiscal, educational, employment and economic stability of the Cornhusker state.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Nebraska Tax Free Income Fund - WNTFX	3.14	2.95	0.94	1.32
Bloomberg Municipal Bond Index	2.87	1.39	0.85	2.34
Bloomberg 5-Year Municipal Bond Index	3.57	3.43	1.10	1.94

The above line chart and returns table compares the fund’s results to (i) the Bloomberg Municipal Bond Index, a broad measure of market performance and (ii) the Bloomberg 5-Year Municipal Bond Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	20,507,966
Number of Portfolio Holdings	84
Net Investment Advisory Fees Paid ($)	(38,643)
Portfolio Turnover Rate (%)	-
30-Day SEC Yield (Subsidized) (%)	2.57
30-Day SEC Yield (Unsubsidized) (%)	1.83
Average Effective Maturity (yrs)	2.80
Average Effective Duration (yrs)	2.60

What did the Fund invest in?

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	6.3
Less than 1 Year	36.2
1-3 Years	23.1
3-5 Years	15.5
5-7 Years	9.8
7-10 Years	6.3
10 Years or more	2.8
100.0

Credit Quality (% of Portfolio)

Value	Value
AAA	5.6
AA	59.2
A	23.8
BBB	3.2
Non-Rated	1.9
Cash Equivalents	6.3

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	36.0
1-3 Years	30.4
3-5 Years	14.1
5-7 Years	12.3
7-10 Years	6.0
10 Years or more	1.2
100.0

Sector Breakdown

% of Net Assets
Revenue	59.4
General Obligation	29.0
Escrow/Pre-Refunded	4.4
Cash Equivalents/Other	7.2
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Nebraska Tax Free Income Fund

(WNTFX)

Semi-Annual Shareholder Report — September 30, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P807-093025

Weitz Partners III Opportunity Fund

Institutional Class (WPOPX)

Semi-Annual Shareholder Report — September 30, 2025

Fund overview

This semi-annual shareholder report contains important information about the Weitz Partners III Opportunity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Institutional	57	1.12

How did the Fund perform for the period?

The Fund (Ticker: WPOPX) returned 2.95% for the 6-month period ended September 30, 2025.

Top contributors included AI infrastructure beneficiaries Alphabet Inc., Microsoft Corp., and Meta Platforms Inc., as well as Perimeter Solutions SA and payment processor CoreCard Corp., all supported by strong operating results. Primary detractors were CarMax Inc., Liberty Broadband Corp., Berkshire Hathaway Inc., Global Payments Inc., and Roper Technologies Inc. CarMax and Liberty were held back by disappointing earnings. Berkshire, a steadier holding, gave back some prior gains as investors favored higher-octane names. Global Payments’ acquisition of Worldpay, while strategically sound, surprised investors. Roper was restrained as investors reassessed its role in an AI-driven environment.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Partners III Opportunity Fund - Institutional
Bloomberg U.S. 3000 Total Return Index
Russell 3000 Index
40,000
35,000
30,000
25,000
20,000
15,000
10,000
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
Sep 25

	Weitz Partners III Opportunity Fund - Institutional	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Sep 15	10,000	10,000	10,000
Sep 16	10,452	11,498	11,486
Sep 17	11,458	13,630	13,624
Sep 18	12,021	16,031	16,032
Sep 19	13,528	16,505	16,500
Sep 20	14,301	19,001	18,985
Sep 21	17,358	25,157	25,023
Sep 22	12,880	20,609	20,612
Sep 23	15,036	24,816	24,830
Sep 24	18,303	33,535	33,569
Sep 25	18,987	39,378	39,413

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Partners III Opportunity Fund - Institutional - WPOPX	2.95	3.73	5.83	6.62
Bloomberg U.S. 3000 Total Return Index	20.33	17.43	15.69	14.69
Russell 3000 Index	20.07	17.41	15.73	14.70

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. 3000 Total Return Index, a broad measure of market performance. The Fund's primary comparative index was changed from the Russell 3000 Index to the Bloomberg U.S. 3000 Total Return Index to utilize a different broad-based equity index that provides a similar basis for evaluating the Fund's performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses and assumes all distributions are reinvested, however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	398,714,268
Number of Portfolio Holdings	31
Net Investment Advisory Fees Paid ($)	2,052,318
Portfolio Turnover Rate (%)	7

What did the Fund invest in?

Top 10 Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	13.6
Thermo Fisher Scientific, Inc.	6.1
Alphabet, Inc.	5.8
Danaher Corp.	5.5
Liberty Broadband Corp.	5.4
Mastercard, Inc.	5.1
Visa, Inc.	5.0
Microsoft Corp.	5.0
Global Payments, Inc.	4.2
Amazon.com, Inc.	3.8
59.5

Capitalization (% of Common Stock)

Value	Value
>$50B	68.0
$10-$25B	11.5
$2.5-$10B	16.1
4.4

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	56.2	4.5	2.08
Perimeter Solutions, Inc.	119.5	2.3	2.03
Microsoft Corp.	38.4	4.8	1.63
CoreCard Corp.	43.9	3.2	1.12
Meta Platforms, Inc. - Class A	27.6	3.2	0.85

Sector Breakdown

% of Net Assets
Financials	31.5
Information Technology	18.6
Health Care	17.5
Communication Services	15.1
Consumer Discretionary	5.5
Industrials	3.7
Materials	1.1
Cash Equivalents/Other	7.0
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
CarMax, Inc.	(42.3)	2.4	(1.26)
Liberty Broadband Corp.	(20.2)	6.7	(1.14)
Berkshire Hathaway, Inc. - Class B	(5.6)	13.1	(0.79)
Global Payments, Inc.	(15.3)	3.4	(0.79)
Roper Technologies, Inc.	(15.2)	3.4	(0.57)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Partners III Opportunity Fund

Institutional Class (WPOPX)

Semi-Annual Shareholder Report — September 30, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P708-093025

Weitz Partners III Opportunity Fund

Investor Class (WPOIX)

Semi-Annual Shareholder Report — September 30, 2025

Fund overview

This semi-annual shareholder report contains important information about the Weitz Partners III Opportunity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Investor	90	1.78

How did the Fund perform for the period?

The Fund (Ticker: WPOIX) returned 2.53% for the 6-month period ended September 30, 2025.

Top contributors included AI infrastructure beneficiaries Alphabet Inc., Microsoft Corp., and Meta Platforms Inc., as well as Perimeter Solutions SA and payment processor CoreCard Corp., all supported by strong operating results. Primary detractors were CarMax Inc., Liberty Broadband Corp., Berkshire Hathaway Inc., Global Payments Inc., and Roper Technologies Inc. CarMax and Liberty were held back by disappointing earnings. Berkshire, a steadier holding, gave back some prior gains as investors favored higher-octane names. Global Payments’ acquisition of Worldpay, while strategically sound, surprised investors. Roper was restrained as investors reassessed its role in an AI-driven environment.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Partners III Opportunity Fund - Investor
Bloomberg U.S. 3000 Total Return Index
Russell 3000 Index
40,000
35,000
30,000
25,000
20,000
15,000
10,000
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
Sep 25

	Weitz Partners III Opportunity Fund - Investor	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Sep 15	10,000	10,000	10,000
Sep 16	10,407	11,498	11,486
Sep 17	11,353	13,630	13,624
Sep 18	11,845	16,031	16,032
Sep 19	13,253	16,505	16,500
Sep 20	13,923	19,001	18,985
Sep 21	16,799	25,157	25,023
Sep 22	12,421	20,609	20,612
Sep 23	14,391	24,816	24,830
Sep 24	17,376	33,535	33,569
Sep 25	17,903	39,378	39,413

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Partners III Opportunity Fund - Investor - WPOIX	2.53	3.03	5.16	6.00
Bloomberg U.S. 3000 Total Return Index	20.33	17.43	15.69	14.69
Russell 3000 Index	20.07	17.41	15.73	14.70

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. 3000 Total Return Index, a broad measure of market performance. The Fund's primary comparative index was changed from the Russell 3000 Index to the Bloomberg U.S. 3000 Total Return Index to utilize a different broad-based equity index that provides a similar basis for evaluating the Fund's performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses and assumes all distributions are reinvested, however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	398,714,268
Number of Portfolio Holdings	31
Net Investment Advisory Fees Paid ($)	2,052,318
Portfolio Turnover Rate (%)	7

What did the Fund invest in?

Top 10 Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	13.6
Thermo Fisher Scientific, Inc.	6.1
Alphabet, Inc.	5.8
Danaher Corp.	5.5
Liberty Broadband Corp.	5.4
Mastercard, Inc.	5.1
Visa, Inc.	5.0
Microsoft Corp.	5.0
Global Payments, Inc.	4.2
Amazon.com, Inc.	3.8
59.5

Capitalization (% of Common Stock)

Value	Value
>$50B	68.0
$10-$25B	11.5
$2.5-$10B	16.1
4.4

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	56.2	4.5	2.08
Perimeter Solutions, Inc.	119.5	2.3	2.03
Microsoft Corp.	38.4	4.8	1.63
CoreCard Corp.	43.9	3.2	1.12
Meta Platforms, Inc. - Class A	27.6	3.2	0.85

Sector Breakdown

% of Net Assets
Financials	31.5
Information Technology	18.6
Health Care	17.5
Communication Services	15.1
Consumer Discretionary	5.5
Industrials	3.7
Materials	1.1
Cash Equivalents/Other	7.0
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
CarMax, Inc.	(42.3)	2.4	(1.26)
Liberty Broadband Corp.	(20.2)	6.7	(1.14)
Berkshire Hathaway, Inc. - Class B	(5.6)	13.1	(0.79)
Global Payments, Inc.	(15.3)	3.4	(0.79)
Roper Technologies, Inc.	(15.2)	3.4	(0.57)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Partners III Opportunity Fund

Investor Class (WPOIX)

Semi-Annual Shareholder Report — September 30, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P872-093025

Weitz Short Duration Income Fund

Institutional Class (WEFIX)

Semi-Annual Shareholder Report — September 30, 2025

Fund overview

This semi-annual shareholder report contains important information about the Weitz Short Duration Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Institutional	23	0.45

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Short Duration Income Fund - Institutional
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year U.S. Aggregate Index
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
Sep 25

	Weitz Short Duration Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Sep 15	10,000	10,000	10,000
Sep 16	10,319	10,519	10,133
Sep 17	10,437	10,528	10,203
Sep 18	10,482	10,398	10,224
Sep 19	10,956	11,468	10,701
Sep 20	11,289	12,270	11,069
Sep 21	11,527	12,160	11,101
Sep 22	11,059	10,385	10,534
Sep 23	11,605	10,452	10,829
Sep 24	12,508	11,662	11,612
Sep 25	13,128	11,997	12,093

How did the Fund perform for the period?

The Fund (Ticker: WEFIX) returned 2.76% for the 6-month period ended September 30, 2025.

Top contributors included non-Agency CMOs (Collateralized Mortgage Obligations), asset-backed securities (ABS), U.S. Treasuries, collateralized loan obligations (CLOs), and corporate bonds. Portfolio performance benefited from coupon income and the earlier decline in U.S. Treasury yields. Credit quality across portfolio holdings remained stable to strong as interest rates and credit spreads were largely unchanged in the latter part of the period. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Short Duration Income Fund - Institutional - WEFIX	2.76	4.96	3.06	2.76
Bloomberg U.S. Aggregate Bond Index	3.26	2.88	(0.45)	1.84
Bloomberg 1-3 Year U.S. Aggregate Index	2.49	4.14	1.78	1.92

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Bloomberg 1-3 Year U.S. Aggregate Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	1,264,450,053
Number of Portfolio Holdings	394
Net Investment Advisory Fees Paid ($)	2,106,506
Portfolio Turnover Rate (%)	20
30-Day SEC Yield (Subsidized) (%)	4.65
30-Day SEC Yield (Unsubsidized) (%)	4.60
Average Effective Maturity (yrs)	3.60
Average Effective Duration (yrs)	1.50

What did the Fund invest in?

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	1.7
Less than 1 Year	22.1
1-3 Years	38.8
3-5 Years	19.3
5-7 Years	3.5
7-10 Years	2.4
10 Years or more	12.2
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	17.4
U.S. Government Agency Mortgage Related Securities	16.5
AAA	45.0
AA	5.3
A	5.9
BBB	6.3
BB	0.2
B	1.2
Non-Rated	0.5
Cash Equivalents	1.7

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	48.8
1-3 Years	34.8
3-5 Years	12.9
5-7 Years	3.5
100.0

Sector Breakdown

% of Net Assets
Mortgage-Backed Securities	35.5
Asset-Backed Securities	28.1
U.S. Treasuries	17.4
Commercial Mortgage-Backed Securities	8.9
Corporate Bonds	7.3
Corporate Convertible Bonds	0.2
Cash Equivalents/Other	2.6
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Short Duration Income Fund

Institutional Class (WEFIX)

Semi-Annual Shareholder Report — September 30, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P302-093025

Weitz Short Duration Income Fund

Investor Class (WSHNX)

Semi-Annual Shareholder Report — September 30, 2025

Fund overview

This semi-annual shareholder report contains important information about the Weitz Short Duration Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Investor	33	0.65

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Short Duration Income Fund - Investor
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year U.S. Aggregate Index
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
Sep 25

	Weitz Short Duration Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Sep 15	10,000	10,000	10,000
Sep 16	10,294	10,519	10,133
Sep 17	10,392	10,528	10,203
Sep 18	10,416	10,398	10,224
Sep 19	10,863	11,468	10,701
Sep 20	11,182	12,270	11,069
Sep 21	11,413	12,160	11,101
Sep 22	10,943	10,385	10,534
Sep 23	11,466	10,452	10,829
Sep 24	12,344	11,662	11,612
Sep 25	12,930	11,997	12,093

How did the Fund perform for the period?

The Fund (Ticker: WSHNX) returned 2.66% for the 6-month period ended September 30, 2025.

Top contributors included non-Agency CMOs (Collateralized Mortgage Obligations), asset-backed securities (ABS), U.S. Treasuries, collateralized loan obligations (CLOs), and corporate bonds. Portfolio performance benefited from coupon income and the earlier decline in U.S. Treasury yields. Credit quality across portfolio holdings remained stable to strong as interest rates and credit spreads were largely unchanged in the latter part of the period. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Short Duration Income Fund - Investor - WSHNX	2.66	4.75	2.95	2.60
Bloomberg U.S. Aggregate Bond Index	3.26	2.88	(0.45)	1.84
Bloomberg 1-3 Year U.S. Aggregate Index	2.49	4.14	1.78	1.92

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Bloomberg 1-3 Year U.S. Aggregate Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	1,264,450,053
Number of Portfolio Holdings	394
Net Investment Advisory Fees Paid ($)	2,106,506
Portfolio Turnover Rate (%)	20
30-Day SEC Yield (Subsidized) (%)	4.45
30-Day SEC Yield (Unsubsidized) (%)	4.26
Average Effective Maturity (yrs)	3.60
Average Effective Duration (yrs)	1.50

What did the Fund invest in?

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	1.7
Less than 1 Year	22.1
1-3 Years	38.8
3-5 Years	19.3
5-7 Years	3.5
7-10 Years	2.4
10 Years or more	12.2
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	17.4
U.S. Government Agency Mortgage Related Securities	16.5
AAA	45.0
AA	5.3
A	5.9
BBB	6.3
BB	0.2
B	1.2
Non-Rated	0.5
Cash Equivalents	1.7

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	48.8
1-3 Years	34.8
3-5 Years	12.9
5-7 Years	3.5
100.0

Sector Breakdown

% of Net Assets
Mortgage-Backed Securities	35.5
Asset-Backed Securities	28.1
U.S. Treasuries	17.4
Commercial Mortgage-Backed Securities	8.9
Corporate Bonds	7.3
Corporate Convertible Bonds	0.2
Cash Equivalents/Other	2.6
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Short Duration Income Fund

Investor Class (WSHNX)

Semi-Annual Shareholder Report — September 30, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P864-093025

Weitz Ultra Short Government Fund

(SAFEX)

Semi-Annual Shareholder Report — September 30, 2025

Fund overview

This semi-annual shareholder report contains important information about the Weitz Ultra Short Government Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Ultra Short Government Fund	16	0.32

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Ultra Short Government Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA U.S. 6-Month Treasury Bill Index
12,500
12,000
11,500
11,000
10,500
10,000
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
Sep 25

	Weitz Ultra Short Government Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 6-Month Treasury Bill Index
Sep 15	10,000	10,000	10,000
Sep 16	10,011	10,519	10,055
Sep 17	10,068	10,528	10,136
Sep 18	10,214	10,398	10,296
Sep 19	10,474	11,468	10,568
Sep 20	10,622	12,270	10,731
Sep 21	10,631	12,160	10,745
Sep 22	10,670	10,385	10,786
Sep 23	11,130	10,452	11,281
Sep 24	11,714	11,662	11,927
Sep 25	12,201	11,997	12,449

How did the Fund perform for the period?

The Fund (Ticker: SAFEX) returned 1.98% for the 6-month period ended September 30, 2025.

As of September 30, the fund held 99.6% in U.S. Treasury and 0.4% in cash equivalents. The Fund maintained a low average effective duration to reduce rate sensitivity, focusing on short-term Treasuries that provided steady income through favorable reinvestment rates. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Ultra Short Government Fund - SAFEX	1.98	4.16	2.81	2.01
Bloomberg U.S. Aggregate Bond Index	3.26	2.88	(0.45)	1.84
ICE BofA U.S. 6-Month Treasury Bill Index	2.16	4.37	3.01	2.21

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the ICE BofA U.S. 6-Month Treasury Bill Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	145,653,619
Number of Portfolio Holdings	11
Net Investment Advisory Fees Paid ($)	88,948
Portfolio Turnover Rate (%)	-
30-Day SEC Yield (Subsidized) (%)	3.65
30-Day SEC Yield (Unsubsidized) (%)	3.49
Average Effective Maturity (yrs)	0.20
Average Effective Duration (yrs)	0.20

What did the Fund invest in?

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	0.4
Less than 1 Year	99.6
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	99.6
Cash Equivalents	0.4

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	100.0
100.0

Sector Breakdown

% of Net Assets
U.S.Treasury Notes	13..8
Asset-Backed Securities	0.0
Cash Equivalents/Other	86.2
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Ultra Short Government Fund

(SAFEX)

Semi-Annual Shareholder Report — September 30, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P401-093025

(b)           Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SEMI-ANNUAL FINANCIAL
STATEMENTS AND OTHER
INFORMATION
September 30, 2025
Conservative Allocation Fund
Investor Class (WBALX)
Institutional Class (WBAIX)
Core Plus Income Fund
Investor Class (WCPNX)
Institutional Class (WCPBX)
Large Cap Equity Fund
Investor Class (WVALX)
Institutional Class (WVAIX)
Multi Cap Equity Fund
Investor Class (WPVLX)
Institutional Class (WPVIX)
Nebraska Tax Free Income Fund (WNTFX)
Partners III Opportunity Fund
Investor Class (WPOIX)
Institutional Class (WPOPX)
Short Duration Income Fund
Investor Class (WSHNX)
Institutional Class (WEFIX)
Ultra Short Government Fund (SAFEX)

TABLE OF CONTENTS

Schedule of Investments 3
Financial Statements 30
Notes to Financial Statements 38
Other Information 48
Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk. See the Schedules of Investments included in this report for the percent of assets in each of the Funds invested in particular industries or sectors.

Conservative Allocation Fund
Schedule of Investments (Unaudited)
September 30, 2025
The accompanying notes form an integral part of these financial statements.
Common Stocks - 42.8% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 4.2
Mastercard, Inc. - Class A 8,500 4,834,885
Visa, Inc. - Class A 13,750 4,693,975
a
Multi-Sector Holdings 2.7
Berkshire Hathaway, Inc. - Class B
(a)
12,500 6,284,250
a
Insurance Brokers 2.6
Aon plc - Class A
(b)
16,750 5,972,715
a
Financial Exchanges & Data 1.3
S&P Global, Inc. 6,100 2,968,931
a
10.8 24,754,756
Information Technology
Semiconductor Materials & Equipment 2.8
Analog Devices, Inc.
^
18,500 4,545,450
Texas Instruments, Inc. 11,000 2,021,030
a
IT Consulting & Other Services 2.7
Accenture plc - Class A
(b)
16,500 4,068,900
Gartner, Inc.
(a)
8,250 2,168,678
a
Systems Software 2.1
Microsoft Corp. 9,250 4,791,037
a
Application Software 1.2
Roper Technologies, Inc. 5,500 2,742,795
a
8.8 20,337,890
Health Care
Life Sciences Tools & Services 5.4
Thermo Fisher Scientific, Inc. 10,500 5,092,710
Danaher Corp. 25,000 4,956,500
Bio-Techne Corp. 40,000 2,225,200
a
Health Care Services 1.7
Labcorp Holdings, Inc.
^
13,750 3,947,075
a
7.1 16,221,485
Industrials
Industrial Machinery & Supplies &
Components 2.6
IDEX Corp. 25,000 4,069,000
Fortive Corp. 39,000 1,910,610
a
Environmental & Facilities Services 1.5
Veralto Corp. 32,500 3,464,825
a
Human Resource & Employment Services 1.5
Equifax, Inc. 13,500 3,463,155
a
Cargo Ground Transportation 1.0
Old Dominion Freight Line, Inc. 16,000 2,252,480
a
6.6 15,160,070
a
Materials
% of Net
Assets Shares $ Value
Construction Materials 4.6
Vulcan Materials Co. 18,000 5,537,160
Martin Marietta Materials, Inc. 8,000 5,042,240
a
Industrial Gases 1.2
Linde plc 6,000 2,850,000
a
5.8 13,429,400
Communication Services
Interactive Media & Services 1.6
Alphabet, Inc. - Class C 15,000 3,653,250
a
Cable & Satellite 1.1
Comcast Corp. - Class A 80,000 2,513,600
a
2.7 6,166,850
Consumer Staples
Distillers & Vintners 1.0
Diageo plc - ADR
(b)
24,000 2,290,320
a
Total Common Stocks (Cost $52,743,601) 98,360,771
Corporate Bonds - 0.2% a
a
$ Principal
Amount $ Value
a a a a
Gartner, Inc.
4.5% 7/1/28 (Cost $496,223)
(c)
500,000 495,998
Asset-Backed Securities - 5.1% a
a a a a
Automobile
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A2 –6.05% 7/15/32
(c)
62,844 63,387
Series 2024-A Class A2 –5.3% 11/15/32
(c)
45,418 45,721
Series 2024-B Class A2 –5.54% 4/15/33
(c)
136,671 137,785
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(c)
33,965 34,169
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(c)
78,106 78,578
CarMax Auto Owner Trust (CARMX)
Series 2021-3 Class C –1.25% 5/17/27 380,000 379,491
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(c)
28,769 28,611
Chesapeake Funding II LLC (CFII)
Series 2023-1A Class A1 –5.65% 5/15/35
(c)
163,608 164,645
Series 2023-2A Class A1 –6.16% 10/15/35
(c)
64,597 65,533
Series 2024-1A Class A1 –5.52% 5/15/36
(c)
67,487 68,358
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(c)
53,166 53,318
Series 2023-2 Class A2 –5.56% 4/22/30
(c)
151,205 152,219
Series 2023-3 Class A2 –6.4% 3/20/30
(c)
319,510 324,378
Series 2024-1 Class A2 –5.23% 3/20/30
(c)
111,331 112,309
Series 2024-2 Class A3 –5.61% 4/20/28
(c)
300,000 305,979
Series 2024-3 Class A3 –4.98% 8/21/28
(c)
130,000 132,050
Series 2024-4 Class A3 –4.56% 11/20/28
(c)
100,000 100,918

The accompanying notes form an integral part of these financial statements.
Conservative Allocation Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a
$ Principal
Amount $ Value
a a a a
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(c)
5,857 5,858
Series 2023-4A Class A3 –6.1% 12/15/27
(c)
78,475 78,725
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(c)
186,470 187,614
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(c)
19,846 19,796
Series 2022-1A Class C –1.42% 7/14/28
(c)
447,000 443,819
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(c)
349,684 354,663
Series 2024-2A Class A1 –4.87% 6/21/39
(c)
603,304 609,706
a
3,947,630
a
Collateralized Loan Obligations
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A –6.09% 10/20/33 Floating Rate
(TSFR3M + 176)
(c) (d)
500,000 500,000
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class AT –6.13% 4/25/33 Floating Rate
(TSFR3M + 181)
(b) (c) (d)
434,123 434,624
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –5.8% 9/14/33 Floating Rate
(TSFR3M + 176)
(b) (c) (d)
500,000 500,711
a
1,435,335
a
Consumer & Specialty Finance
Aqua Finance Issuer Trust (AQFIT)
Series 2025-A Class A –5.25% 12/19/50
(c)
285,374 290,731
Series 2025-B Class A –4.79% 5/17/51
(c)
150,000 150,992
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(c)
69,970 66,789
Series 2023-2A Class A –6.53% 6/15/49
(c)
122,856 128,353
Series 2024-1A Class A –5.5% 12/15/49
(c)
103,952 106,314
Series 2025-2A Class A –4.67% 4/15/52
(c)
148,550 149,319
Greensky Home Improvement Issuer Trust (GSKY)
Series 2024-2 Class A2 –5.25% 10/27/59
(c)
242,857 243,613
Series 2025-1A Class A4 –5.22% 3/25/60
(c)
129,724 131,550
Octane Receivables Trust (OCTL)
Series 2024-2A Class A2 –5.8% 7/20/32
(c)
185,755 187,487
a
1,455,148
a
Equipment
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(c)
22,298 22,356
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(c)
89,214 90,117
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(c)
99,921 101,075
Amur Equipment Finance Receivables XIV LLC (AXIS)
Series 2024-2A Class A2 –5.19% 7/21/31
(c)
214,952 217,845
Amur Equipment Finance Receivables XV LLC (AXIS)
Series 2025-1A Class A2 –4.7% 9/22/31
(c)
437,500 441,850
Dell Equipment Finance Trust (DEFT)
Series 2024-1 Class A3 –5.39% 3/22/30
(c)
170,000 171,618
Series 2024-2 Class A3 –4.59% 8/22/30
(c)
100,000 100,789
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(c)
164,332 165,608
DLLMT LLC (DLLMT)
Series 2024-1A Class A3 –4.84% 8/21/28
(c)
230,000 232,654
a
a
$ Principal
Amount $ Value
a a a a
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(c)
104,060 104,544
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2024-2 Class A3 –5% 9/15/28
(c)
240,000 243,921
HPEFS Equipment Trust (HPEFS)
Series 2024-2A Class A3 –5.36% 10/20/31
(c)
125,000 125,975
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(c)
190,000 193,663
M&T Equipment Notes (MTLRF)
Series 2024-1A Class A2 –4.99% 8/18/31
(c)
211,653 212,424
Series 2025-1A Class A2 –4.7% 12/16/27
(c)
1,000,000 1,007,506
MMAF Equipment Finance LLC (MMAF)
Series 2023-A Class A2 –5.79% 11/13/26
(c)
23,740 23,793
NMEF Funding  LLC (NMEF)
Series 2025-B Class A2 –4.64% 1/18/33
(c)
750,000 753,377
NMEF Funding LLC (NMEF)
Series 2025-A Class A2 –4.72% 7/15/32
(c)
185,874 186,804
a
4,395,919
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 465,000 474,242
a
Total Asset-Backed Securities (Cost $11,602,538) 11,708,274
Commercial Mortgage-Backed Securities - 0.8% a
a a a a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –7.01% 8/17/41 Floating
Rate (TSFR1M + 287)
(b) (c)
500,000 500,685
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.75% 7/16/35 Floating Rate
(TSFR1M + 161)
(b) (c)
71,143 71,150
HGI CRE CLO Ltd. (HGI)
Series 2021-FL2 Class A –5.26% 9/17/36 Floating Rate
(TSFR1M + 111)
(b) (c)
5,192 5,199
KREF Ltd. (KREF)
Series 2021-FL2 Class A –5.33% 2/15/39 Floating Rate
(TSFR1M + 118)
(b) (c)
243,849 243,245
Series 2022-FL3 Class A –5.58% 2/17/39 Floating Rate
(TSFR1M + 145)
(b) (c)
278,944 279,475
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –5.56% 7/15/36 Floating
Rate (TSFR1M + 141)
(b) (c)
36,400 36,426
NRTH Commercial Mortgage Trust (NRTH)
Series 2025-PARK Class A –5.54% 10/15/40 Floating
Rate (TSFR1M + 139)
(c)
300,000 299,250
PFP Ltd. (PFP)
Series 2024-11 Class A –6.05% 9/17/39 Floating Rate
(TSFR1M + 183)
(b) (c)
135,586 135,651
STWD Ltd. (STWD)
Series 2022-FL3 Class A –5.72% 11/15/38 Floating Rate
(SOFR30A + 135)
(b) (c)
265,799 265,151
a
Total Commercial Mortgage-Backed Securities (Cost $1,835,834) 1,836,232

The accompanying notes form an integral part of these financial statements.
Conservative Allocation Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
Mortgage-Backed Securities - 7.5% a
a
$ Principal
Amount $ Value
a a a a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5436 Class AB –5.5% 4/25/49 514,253 518,285
Series 5301 Class ED –5% 4/25/53 603,446 608,008
a
Pass-Through Securities
Pool# J14649 – 3.5% 4/1/26 781 778
Pool# E02948 – 3.5% 7/1/26 4,290 4,271
Pool# J16663 – 3.5% 9/1/26 3,495 3,478
Pool# ZS8692 – 2.5% 4/1/33 85,580 82,275
Pool# SB8257 – 5.5% 9/1/38 815,816 834,993
Pool# SB8287 – 5% 3/1/39 629,656 637,067
Pool# SB8293 – 5% 4/1/39 518,972 525,081
Series 5407 Class DA –5.5% 11/25/49 705,718 711,451
Series 5450 Class KA –4.5% 6/25/51 839,467 840,327
4,766,014
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2023-12 Class GB –6% 6/25/45 474,874 484,424
Series 2024-20 Class HD –5.5% 3/25/46 337,913 341,457
Series 2024-21 Class DA –5.5% 12/25/46 280,077 281,152
Series 2024-20 Class CA –5.5% 1/25/47 483,032 484,955
Series 2024-97 Class BA –5.5% 4/25/49 711,337 718,354
Series 2024-20 Class EA –5.5% 8/25/49 496,436 499,313
Series 2025-59 Class MA –5% 3/25/51 480,128 480,998
a
Pass-Through Securities
Pool# AB1769 – 3% 11/1/25 169 168
Pool# AB3902 – 3% 11/1/26 5,651 5,606
Pool# AK3264 – 3% 2/1/27 5,726 5,677
Pool# AB6291 – 3% 9/1/27 43,598 43,158
Pool# MA3189 – 2.5% 11/1/27 35,612 35,076
Pool# MA3791 – 2.5% 9/1/29 115,201 112,296
Pool# BM5708 – 3% 12/1/29 44,225 43,717
Pool# AS7701 – 2.5% 8/1/31 397,287 383,732
Pool# MA3540 – 3.5% 12/1/33 49,324 48,666
Pool# MA5311 – 5% 3/1/39 481,175 486,839
4,455,588
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-23 Class KA –5.5% 4/20/48 440,634 443,604
a
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 5,512 5,473
449,077
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(c) (d)
631,012 639,016
Series 2024-2 Class A4A –6% 2/25/55
(c) (d)
414,571 419,552
Series 2024-9 Class A6 –5.5% 9/25/55
(c) (d)
150,300 150,718
Flagstar Mortgage Trust (FSMT)
Series 2021-7 Class A5 –2.5% 8/25/51
(c) (d)
326,063 292,283
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2022-PJ1 Class A8 –2.5% 5/28/52
(c) (d)
367,700 326,512
Series 2024-PJ8 Class A8 –5.5% 2/25/55
(c) (d)
411,963 412,246
Series 2025-PJ3 Class A8 –5.5% 7/25/55
(c) (d)
664,703 668,927
a
a
$ Principal
Amount $ Value
a a a a
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class A1 –2.6% 10/25/29
(c) (d)
14,869 14,642
Series 2016-3 Class 2A1 –2.94% 10/25/46
(c) (d)
76,565 72,255
Series 2017-3 Class 2A2 –2.5% 8/25/47
(c) (d)
113,725 99,934
Series 2020-8 Class A4 –3% 3/25/51
(c) (d)
25,091 24,740
Series 2021-6 Class A4 –2.5% 10/25/51
(c) (d)
423,899 381,627
Series 2021-8 Class A4 –2.5% 12/25/51
(c) (d)
312,291 281,234
Series 2022-2 Class A4A –2.5% 8/25/52
(c) (d)
245,418 219,096
Series 2023-6 Class A4A –5.5% 12/26/53
(c) (d)
438,516 439,934
Series 2024-2 Class A6A –6% 8/25/54
(c) (d)
86,068 86,008
Series 2024-5 Class A6 –6% 11/25/54
(c) (d)
507,192 510,941
Series 2024-10 Class A6 –5.5% 3/25/55
(c) (d)
384,006 385,047
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(c) (d)
294,191 264,859
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A1 –4.5% 8/25/49
(c) (d)
321 321
Series 2020-3 Class A4 –3% 4/25/50
(c) (d)
13,215 13,042
Series 2023-3 Class A4 –6% 9/25/53
(c) (d)
322,532 326,448
Series 2024-3 Class A4 –6% 4/25/54
(c) (d)
269,412 272,204
Series 2024-5 Class A5 –6% 6/25/54
(c) (d)
198,992 201,281
Series 2024-10 Class A5 –5.5% 11/25/54
(c) (d)
288,260 289,615
Series 2025-6 Class A11 –5.5% 7/25/55
(c) (d)
742,650 747,047
7,539,529
a
Total Mortgage-Backed Securities (Cost $17,315,205) 17,210,208
U.S. Treasuries - 33.8% a
a a a a
U.S. Treasury Notes
3% 10/31/25 2,000,000 1,998,089
2.25% 11/15/25 2,000,000 1,995,842
0.38% 11/30/25 2,000,000 1,987,894
0.38% 1/31/26 1,000,000 988,179
4% 2/15/26 2,000,000 2,000,497
2.38% 4/30/26 2,000,000 1,983,613
0.75% 5/31/26 2,000,000 1,960,010
1.5% 8/15/26 2,000,000 1,961,446
4.63% 9/15/26 2,000,000 2,016,891
1.63% 10/31/26 4,000,000 3,912,812
2% 11/15/26 3,000,000 2,943,867
4% 1/15/27 3,000,000 3,011,719
1.88% 2/28/27 2,000,000 1,950,977
4.5% 4/15/27 2,000,000 2,024,961
2.38% 5/15/27 2,000,000 1,960,117
4.63% 6/15/27 2,000,000 2,032,070
2.75% 7/31/27 2,000,000 1,968,945
0.5% 8/31/27 2,000,000 1,885,508
4.13% 9/30/27 2,000,000 2,019,492
4.13% 10/31/27 2,000,000 2,020,547
2.25% 11/15/27 2,000,000 1,944,648
3.5% 1/31/28 2,000,000 1,994,961
4% 2/29/28 3,000,000 3,026,895
3.5% 4/30/28 2,000,000 1,994,492
3.63% 5/31/28 2,000,000 2,000,586
4.13% 7/31/28 2,000,000 2,026,758
4.38% 8/31/28 2,000,000 2,041,016
4.63% 9/30/28 2,000,000 2,056,445
3.13% 11/15/28 2,000,000 1,969,844
3.75% 12/31/28 2,000,000 2,006,719
4% 1/31/29 2,000,000 2,022,031
2.63% 2/15/29 4,000,000 3,870,937

The accompanying notes form an integral part of these financial statements.
Conservative Allocation Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a
$ Principal
Amount $ Value
a a a a
2.88% 4/30/29 1,000,000 973,750
4% 7/31/29 2,000,000 2,022,461
4.13% 10/31/29 2,000,000 2,032,148
4% 10/31/29 1,000,000 1,011,426
4% 2/28/30 2,000,000 2,023,516
a
Total U.S. Treasuries (Cost $77,066,569) 77,642,109
Cash Equivalents - 9.8% a
a a a
U.S. Treasury Bills, 3.48% to 3.94%, 10/7/25
to 1/22/26
(e)
19,000,000 18,905,355
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.99%
(f)
3,493,468 3,493,468
a
Total Cash Equivalents (Cost $22,394,183) 22,398,823
Securities Held as Collateral for Securities on Loan - 1.0% a
a a a a
U.S. Treasury Notes
4.25% 1/15/28 1,500,000 1,533,014
4% 6/30/28 696,646 710,148
a
Total Securities Held as Collateral for Securities on Loan (Cost
$2,243,162) 2,243,162
Total Investments in Securities - 101.0%
(Cost $185,697,315) 231,895,577
Other Liabilities in Excess of Other Assets -  (1.0%) (2,287,173)
Net Assets - 100% 229,608,404
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $1,870,872.
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the total value of such securities was $20,726,300 or 9.03%
of net assets.
(d) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e) Interest rate presented represents the effective yield at September 30, 2025.
(f) Rate presented represents the 7-day average yield at September 30, 2025.

Core Plus Income Fund
Schedule of Investments (Unaudited)
September 30, 2025
The accompanying notes form an integral part of these financial statements.
Corporate Bonds - 14.0% a
a a
$ Principal
Amount $ Value
Agree, LP
5.63% 6/15/34 10,650,000 11,106,480
Allegion U.S. Holding Co., Inc.
5.6% 5/29/34 3,000,000 3,135,123
Ally Financial, Inc.
8% 11/1/31 2,000,000 2,280,904
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
825,000 826,065
5.75% 4/20/29
(a) (b)
1,000,000 1,004,575
Americold Realty Operating Partnership, LP
5.41% 9/12/34
^
5,000,000 4,919,229
Antares Holdings, LP
7.95% 8/11/28
(b)
3,000,000 3,192,296
Apollo Debt Solutions BDC
6.9% 4/13/29 500,000 525,839
Ares Capital Corp.
2.88% 6/15/28 1,000,000 954,889
Ares Strategic Income Fund
6.35% 8/15/29 5,000,000 5,181,483
Ashtead Capital, Inc.
4.38% 8/15/27
(b)
1,000,000 1,000,319
4% 5/1/28
(b)
1,070,000 1,061,721
2.45% 8/12/31
(b)
500,000 443,727
5.55% 5/30/33
(b)
250,000 258,022
5.95% 10/15/33
(b)
1,000,000 1,057,653
AT&T, Inc.
6.8% 5/15/36 713,000 793,713
Atlas Warehouse Lending Co., LP
6.25% 1/15/30
(b)
1,900,000 1,954,440
Axalta Coating Systems LLC
3.38% 2/15/29
(b)
624,000 591,723
Axon Enterprise, Inc.
6.13% 3/15/30
(b)
1,000,000 1,029,527
6.25% 3/15/33
(b)
2,000,000 2,063,592
Barings BDC, Inc.
7% 2/15/29 7,000,000 7,285,219
Barings Private Credit Corp.
6.15% 6/11/30
(b)
10,000,000 9,988,886
Bath & Body Works, Inc.
6.95% 3/1/33 3,675,000 3,846,490
6.88% 11/1/35 301,000 313,552
6.75% 7/1/36 2,756,000 2,840,064
7.6% 7/15/37 10,000,000 10,347,690
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 429,001
Blue Owl Credit Income Corp.
7.75% 1/15/29 5,000,000 5,372,357
Boeing Co. (The)
6.26% 5/1/27 2,500,000 2,573,303
6.3% 5/1/29 3,000,000 3,184,595
Bombardier, Inc.
6.75% 6/15/33
(a) (b)
250,000 261,202
Brightwood Capital Offshore Fund V-U RN LLC
Series A 6.97% 12/31/35 Floating Rate (TSFR3M +
280)
(b)
11,500,000 11,660,772
Broadcom, Inc.
3.42% 4/15/33
(b)
350,000 324,045
3.14% 11/15/35
(b)
1,014,000 877,647
Broadstone Net Lease LLC
5% 11/1/32 800,000 795,574
a
a a
$ Principal
Amount $ Value
CACI International, Inc.
6.38% 6/15/33
(b)
1,800,000 1,859,041
Cantor Fitzgerald LP
4.5% 4/14/27
(b)
1,500,000 1,488,787
7.2% 12/12/28
(b)
1,000,000 1,068,725
CDW LLC/CDW Finance Corp.
4.25% 4/1/28 4,000,000 3,978,117
3.28% 12/1/28 1,000,000 966,738
5.55% 8/22/34 5,000,000 5,129,755
Charles Schwab Corp. (The)
1.95% 12/1/31 5,000,000 4,342,163
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.2% 3/15/28 650,000 647,123
6.1% 6/1/29 5,000,000 5,247,901
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 234,141
5.85% 8/1/34 3,000,000 3,069,941
Cinemark USA, Inc.
5.25% 7/15/28
(b)
3,000,000 2,986,055
7% 8/1/32
(b)
3,000,000 3,120,594
Cleveland Cliffs, Inc.
7.63% 1/15/34
(b)
2,900,000 2,990,074
CNX Resources Corp.
7.25% 3/1/32
(b)
3,000,000 3,114,531
Cogent Communications Group LLC/Cogent Finance, Inc.
6.5% 7/1/32
(b)
150,000 145,992
Compass Group Diversified Holdings LLC
5.25% 4/15/29
(b)
17,250,000 15,950,116
Concentrix Corp.
6.6% 8/2/28
^
3,165,000 3,314,988
6.85% 8/2/33 4,812,000 4,997,149
CoStar Group, Inc.
2.8% 7/15/30
(b)
5,846,000 5,354,065
Cousins Properties, LP
5.88% 10/1/34 2,000,000 2,100,063
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a) (b)
46,250 46,194
4.75% 10/20/28
(a) (b)
1,100,000 1,106,643
Devon Energy Corp.
5.25% 10/15/27 325,000 325,028
4.5% 1/15/30
^
920,000 922,330
Diamondback Energy, Inc.
3.25% 12/1/26 75,000 74,234
3.5% 12/1/29 100,000 96,512
Dow Chemical Co. (The)
4.25% 10/1/34 1,052,000 971,998
Energy Transfer LP
6% 2/1/29
(b)
1,000,000 1,014,274
7.38% 2/1/31
(b)
900,000 940,090
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 875,336
EPR Properties
4.75% 12/15/26 1,250,000 1,253,352
4.5% 6/1/27 3,330,000 3,333,377
4.95% 4/15/28 3,830,000 3,860,485
3.6% 11/15/31 5,350,000 4,941,021
EquipmentShare.com, Inc.
8% 3/15/33
(b)
4,900,000 5,241,270
Essential Properties LP
2.95% 7/15/31 17,121,000 15,439,592

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a a
$ Principal
Amount $ Value
Expedia Group, Inc.
3.8% 2/15/28 484,000 479,903
3.25% 2/15/30 90,000 86,023
5.4% 2/15/35 5,000,000 5,133,387
Ferguson Enterprises, Inc.
5% 10/3/34 3,000,000 3,022,564
Forestar Group, Inc.
6.5% 3/15/33
(b)
6,000,000 6,143,028
Fortress Transportation and Infrastructure Investors LLC
7% 6/15/32
(b)
7,000,000 7,331,779
Franklin BSP Realty Trust, Inc.
Series QIB 8.25% 4/25/30
(b)
15,000,000 15,123,354
Gap, Inc. (The)
3.88% 10/1/31
(b)
106,000 96,843
Gartner, Inc.
3.75% 10/1/30
(b)
5,000,000 4,723,291
Golar LNG, Ltd.
7.5% 10/2/30
(a) (b)
8,100,000 8,030,375
Golub Capital Private Credit Fund
5.8% 9/12/29 5,000,000 5,068,359
Harbour Energy PLC
6.33% 4/1/35
(a) (b)
3,000,000 3,082,259
Hawaiian Electric Co., Inc.
6% 10/1/33
(b)
850,000 857,920
HEICO Corp.
5.25% 8/1/28 3,000,000 3,081,254
5.35% 8/1/33 1,000,000 1,038,065
Hercules Capital, Inc.
2.63% 9/16/26 1,000,000 982,493
Highwoods Realty LP
3.88% 3/1/27 750,000 742,833
3.05% 2/15/30 1,600,000 1,482,399
2.6% 2/1/31 500,000 442,029
Host Hotels & Resorts LP
Series H 3.38% 12/15/29 612,000 582,104
5.7% 6/15/32 9,600,000 9,896,504
5.5% 4/15/35 5,000,000 5,037,178
IDEX Corp.
4.95% 9/1/29 2,000,000 2,044,320
Indiana Bell Telephone Co. LLC
7.3% 8/15/26 535,000 545,753
Ingersoll Rand, Inc.
5.4% 8/14/28 1,000,000 1,034,688
International Flavors & Fragrances, Inc.
5% 9/26/48 914,000 804,333
International Petroleum Corp.
7.25% 2/1/27
(a) (b)
5,000,000 5,077,305
Kilroy Realty, LP
2.65% 11/15/33 280,000 229,337
5.88% 10/15/35 2,000,000 2,028,406
Kite Realty Group Trust
4.75% 9/15/30 2,315,000 2,322,502
Lamar Media Corp.
5.38% 11/1/33
(b)
800,000 795,115
Latam Airlines Group SA
7.63% 1/7/31
(a) (b)
5,000,000 5,189,680
LPL Holdings, Inc.
6.75% 11/17/28 3,000,000 3,203,175
LXP Industrial Trust
6.75% 11/15/28 3,000,000 3,191,709
2.7% 9/15/30 500,000 457,061
a
a a
$ Principal
Amount $ Value
Manitowoc Co., Inc.( The)
9.25% 10/1/31
(b)
1,000,000 1,050,463
Markel Group, Inc.
3.5% 11/1/27 550,000 543,214
Marriott International, Inc.
Series HH 2.85% 4/15/31 500,000 460,274
MasTec, Inc.
4.5% 8/15/28
(b)
3,881,000 3,873,693
Masterbrand, Inc.
7% 7/15/32
(b)
7,250,000 7,502,017
Morgan Stanley Direct Lending Fund
6% 5/19/30
^
5,000,000 5,127,585
MPLX LP
4% 3/15/28 85,000 84,622
4.8% 2/15/29 250,000 253,672
5.5% 6/1/34 5,000,000 5,098,509
4.7% 4/15/48 551,000 461,839
Newell Brands, Inc.
6.38% 5/15/30 1,000,000 993,294
6.63% 5/15/32
^
850,000 840,997
NGL Energy Operating LLC / NGL Energy Finance Corp
8.38% 2/15/32
(b)
8,700,000 8,922,337
NNN REIT, Inc.
5.5% 6/15/34 5,000,000 5,191,425
OneMain Finance Corp.
3.88% 9/15/28 1,994,000 1,918,053
5.38% 11/15/29 3,303,000 3,268,294
6.75% 3/15/32 5,000,000 5,098,855
Oracle Corp.
4.13% 5/15/45 1,000,000 804,074
3.6% 4/1/50 470,000 331,098
Owens Corning
3.5% 2/15/30 200,000 193,075
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35% 1/12/27
(b)
250,000 253,129
6.05% 8/1/28
(b)
2,000,000 2,088,857
Phillips Edison Grocery Center Operating Partnership I LP
2.63% 11/15/31 4,100,000 3,645,612
5.75% 7/15/34 8,000,000 8,329,847
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,271,922
2.63% 11/1/31 7,577,000 6,756,653
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 798,000 770,718
4.3% 1/31/43 75,000 61,170
Realty Income Corp.
4% 7/15/29 2,000,000 1,988,275
4.85% 3/15/30 1,000,000 1,026,046
RELX Capital, Inc.
4% 3/18/29 500,000 497,390
4.75% 5/20/32 250,000 254,690
Rithm Capital Corp.
8% 4/1/29
(b)
14,250,000 14,596,802
8% 7/15/30
(b)
6,000,000 6,147,630
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.88% 3/1/31
(b)
200,000 186,935
4% 10/15/33
(b)
1,450,000 1,325,319
Sirius XM Radio, LLC
4.13% 7/1/30
(b)
10,000,000 9,385,996
Sixth Street Specialty Lending, Inc.
5.63% 8/15/30 3,000,000 3,043,624

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a a
$ Principal
Amount $ Value
Stagwell Global LLC
5.63% 8/15/29
(b)
8,502,000 8,266,102
Store Capital LLC
4.5% 3/15/28 503,000 501,551
4.63% 3/15/29 14,538,000 14,455,477
5.4% 4/30/30
(b)
2,000,000 2,037,687
2.7% 12/1/31 1,250,000 1,096,945
Tapestry, Inc.
5.1% 3/11/30 3,000,000 3,069,551
5.5% 3/11/35 1,000,000 1,022,117
Tempur Sealy International, Inc.
4% 4/15/29
(b)
400,000 384,451
3.88% 10/15/31
(b)
1,500,000 1,375,752
T-Mobile USA, Inc.
2.63% 4/15/26 250,000 248,004
3.38% 4/15/29 4,000,000 3,884,544
Twilio, Inc.
3.88% 3/15/31 300,000 282,290
United Rentals North America, Inc.
6.13% 3/15/34
(b)
2,800,000 2,915,004
United Wholesale Mortgage LLC
5.75% 6/15/27
(b)
200,000 200,045
5.5% 4/15/29
(b)
700,000 690,945
UWM Holdings LLC
6.63% 2/1/30
(b)
3,000,000 3,054,489
VICI Properties LP
4.95% 2/15/30 500,000 505,935
5.75% 4/1/34 5,000,000 5,198,383
5.63% 4/1/35 2,000,000 2,049,267
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30
(b)
1,120,000 1,082,812
VistaJet Malta Finance PLC / Vista Management Holding,
Inc.
7.88% 5/1/27
(a) (b)
4,462,000 4,535,503
Vontier Corp.
2.95% 4/1/31 100,000 91,415
Walker & Dunlop, Inc.
6.63% 4/1/33
(b)
3,000,000 3,070,430
Wayfair LLC
7.75% 9/15/30
(b)
9,000,000 9,461,209
WBI Operating LLC
6.25% 10/15/30
(b)
4,750,000 4,750,000
6.5% 10/15/33
(b)
1,750,000 1,750,000
Whirlpool Corp.
6.13% 6/15/30 5,500,000 5,547,972
a
Total Corporate Bonds (Cost $503,381,563) 520,592,725
Corporate Convertible Bonds - 0.0% a
Redwood Trust, Inc.
5.75% 10/1/25 (Cost $500,000) 500,000 501,000
Asset-Backed Securities - 15.1% a
a a
$ Principal
Amount $ Value
Automobile
ACM Auto Trust (ACMAT)
Series 2023-2A Class B –9.85% 6/20/30
(b)
4,858,530 4,894,308
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2022-1 Class C –2.98% 9/20/27 450,000 446,785
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2022-2A Class C –9.84% 3/15/29
(b)
1,000,000 1,047,597
Bayview Opportunity Master Fund VII LLC (BVCLN)
Series 2024-CAR1 Class C –5.86% 12/26/31 Floating
Rate (SOFR30A + 150)
(b) (c)
845,836 848,772
Bayview Opportunity Master Fund VII Trust (BVABS)
Series 2024-CAR1F Class A –6.97% 7/29/32
(b)
935,041 936,219
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(b)
169,824 170,845
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(b)
390,528 392,891
BOF VII AL Funding Trust I (BVABS)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(b)
1,609,992 1,638,826
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(b)
67,127 66,759
Enterprise Fleet Financing LLC (EFF)
Series 2023-2 Class A2 –5.56% 4/22/30
(b)
756,023 761,097
First Help Financial Trust (FHF)
Series 2023-1A Class A2 –6.57% 6/15/28
(b)
780,267 786,201
Series 2023-2A Class A2 –6.79% 10/15/29
(b)
616,757 624,535
First Investors Auto Owner Trust (FIAOT)
Series 2022-2A Class D –8.71% 10/16/28
(b)
1,000,000 1,033,885
Flagship Credit Auto Trust (FCAT)
Series 2021-1 Class E –2.72% 4/17/28
(b)
1,500,000 1,467,227
Series 2021-2 Class C –1.27% 6/15/27
(b)
34,512 34,463
Series 2021-3 Class C –1.46% 9/15/27
(b)
89,473 89,048
Series 2021-4 Class D –2.26% 12/15/27
(b)
350,000 332,066
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-2A Class D –1.42% 4/15/27
(b)
68,674 68,379
Series 2021-4A Class D –2.48% 10/15/27
(b)
294,565 292,098
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class D –3.99% 11/15/29
(b)
3,175,627 3,171,252
Series 2022-1A Class B –5.87% 9/15/27
(b)
1,720,000 1,723,806
Series 2022-1A Class C –6.85% 4/15/30
(b)
2,000,000 2,023,261
Series 2023-1A Class D –7.3% 6/17/30
(b)
3,000,000 3,058,843
Series 2023-4A Class C –6.76% 3/15/29
(b)
1,510,000 1,560,094
Lendbuzz Auto Receivables Trust (LBZZ)
Series 2024-A Class A –5.94% 5/15/31
(b)
11,298,436 11,396,922
Series 2025-A Class A –5.5% 12/31/99
(b)
8,519,910 8,546,094
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(b)
1,434,916 1,455,171
Series 2023-3A Class A2 –7.5% 12/15/28
(b)
3,352,278 3,414,316
Series 2024-1A Class A2 –6.19% 8/15/29
(b)
1,108,861 1,116,263
Series 2024-2A Class A2 –5.99% 5/15/29
(b)
3,279,633 3,301,307
Series 2024-2A Class C –7.45% 5/15/31
(b)
1,500,000 1,542,792
Series 2024-3A Class A2 –4.97% 10/15/29
(b)
1,618,175 1,619,997
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class D –1.62% 11/14/30
(b)
1,000,000 992,993
Series 2022-1A Class C –1.42% 7/14/28
(b)
4,000,000 3,971,532
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class C –7.09% 8/15/28
(b)
482,371 483,332
Series 2025-1A Class C –5.52% 2/15/30
(b)
1,000,000 1,015,265
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(b)
1,945,944 1,949,039
Series 25-1A Class B –5.49% 6/27/33
(b)
2,525,000 2,540,192
SAFCO Auto Receivables Trust (SAFCO)
Series 2024-1A Class A –6.51% 3/20/28
(b)
519,661 520,226

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a a
$ Principal
Amount $ Value
Tricolor Auto Securitization Trust (TAST)
Series 2024-2A Class A –6.36% 12/15/27
(b)
558,839 537,135
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class B –6.57% 6/10/27
(b)
340,350 340,510
Series 2024-1 Class C –7.06% 10/10/29
(b)
4,000,000 4,024,084
Series 2024-1 Class D –8.3% 11/12/29
(b)
8,660,000 8,873,987
Series 2025-1 Class C –5.15% 6/10/30
(b)
5,660,000 5,691,923
Series 2025-1 Class D –5.96% 7/10/30
(b)
12,000,000 12,056,476
a
102,858,813
a
Cell Tower
VB-S1 Issuer LLC (VBTEL)
Series 2024-1A Class C2 –5.59% 5/15/54
(b)
7,500,000 7,549,001
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO XVI, LP (ABPCI)
Series 2023-16A Class C –8.55% 2/1/36 Floating Rate
(TSFR3M + 425)
(b) (c)
2,000,000 2,020,172
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class B –6.54% 10/20/33 Floating Rate
(TSFR3M + 221)
(b) (c)
3,000,000 3,000,000
Audax Senior Debt CLO 9 LLC (AUDAX)
Series 2024-9A Class A1 –6.43% 4/20/36 Floating Rate
(TSFR3M + 210)
(b) (c)
4,000,000 4,013,736
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 –5.98% 4/20/35 Floating Rate
(TSFR3M + 165)
(b) (c)
1,000,000 1,001,585
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –5.89% 6/15/34 Floating Rate
(TSFR3M + 185)
(b) (c)
1,030,035 1,032,374
Cerberus Loan Funding LII LLC (CERB)
Series 2025-3A Class A –5.49% 10/15/37 Floating Rate
(TSFR3M + 152)
(b) (c)
2,500,000 2,506,794
Cerberus Loan Funding XXXII, LP (CERB)
Series 2021-2A Class B –6.48% 4/22/33 Floating Rate
(TSFR3M + 216)
(a) (b) (c)
1,500,000 1,504,170
Cerberus Loan Funding XXXVII, LP (CERB)
Series 2022-1A Class A2 –4.02% 4/15/34
(b)
1,750,000 1,738,270
CIFC-LBC Middle Market CLO LLC (CLBC)
Series 2023-1A Class B1 –7.88% 10/20/35 Floating Rate
(TSFR3M + 355)
(b) (c)
4,500,000 4,512,617
Series 2023-1A Class C –8.63% 10/20/35 Floating Rate
(TSFR3M + 430)
(b) (c)
5,000,000 5,027,308
Deerpath Capital CLO Ltd. (DPATH)
Series 2024-1A Class A1 –6.37% 7/15/36 Floating Rate
(TSFR3M + 205)
(a) (b) (c)
5,000,000 5,018,400
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –6.13% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,501,780
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class B –6.43% 4/25/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
1,500,000 1,504,189
Fortress Credit Opportunities XXXI CLO, Ltd. (FCO)
Series 2025-31A Class D –6.62% 7/20/33 Floating Rate
(TSFR3M + 230)
(a) (b) (c)
22,000,000 21,625,934
Fortress Credit Opportunities XXXV CLO Ltd. (FCO)
Series 2025-35A Class D –7.83% 7/20/33 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
9,750,000 9,773,608
Fortress Credit Opportunities XXXVII CLO, Ltd. (FCO)
Series 2025-37A Class C –7.77% 7/20/33 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
10,000,000 10,030,964
a
a a
$ Principal
Amount $ Value
Greensledge Capital Markets (GCM)
Series 2025-1A Class A –6.69% 6/20/36
(b) (c)
6,271,605 6,252,759
Guggenheim Investments Private Debt Fund IV Rated
Note Feeder LLC (GCFRF)
Series 2025-1A Class A1 –7.05% 4/10/38 Floating Rate
(TSFR3M + 300)
(b) (c)
13,867,930 13,899,008
Guggenheim MM CLO Ltd. (GUGG)
Series 2021-4A Class B –6.83% 1/15/34 Floating Rate
(TSFR3M + 251)
(a) (b) (c)
2,500,000 2,500,000
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class BR –6.63% 7/15/33 Floating
Rate (TSFR3M + 231)
(a) (b) (c)
2,500,000 2,507,752
Monroe Capital ABS Funding II Ltd. (MCAF)
Series 2023-1A Class A1R –6.77% 7/22/34
(b)
5,250,000 5,280,552
Series 2023-1A Class B1R –7.83% 7/22/34
(b)
2,500,000 2,549,765
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class C –6.95% 9/14/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
2,000,000 2,012,128
Monroe Capital MML CLO XV LLC (MCMML)
Series 2023-1A Class A1 –6.82% 9/23/35 Floating Rate
(TSFR3M + 250)
(b) (c)
3,000,000 3,009,678
Series 2023-1A Class B –7.77% 9/23/35 Floating Rate
(TSFR3M + 345)
(b) (c)
3,000,000 3,008,524
Series 2023-1A Class E –13.41% 9/23/35 Floating Rate
(TSFR3M + 909)
(b) (c)
3,000,000 3,042,456
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class B –8.32% 4/5/37 Floating Rate
(TSFR3M + 400)
(a) (b) (c)
3,954,950 3,914,227
Series 2024-1A Class C –10.32% 4/5/37 Floating Rate
(TSFR3M + 600)
(a) (b) (c)
3,174,750 3,134,792
Series 2024-1A Class D –12.72% 4/5/37 Floating Rate
(TSFR3M + 840)
(a) (b) (c)
2,490,000 2,477,371
NXT Capital CLO LLC (NXTC)
Series 2024-1A Class D –8.57% 1/15/37 Floating Rate
(TSFR3M + 425)
(b) (c)
8,600,000 8,633,417
Silver Point SCF CLO V, Ltd. (SPCSL)
Series 2025-1A Class A1 –5.83% 4/20/38 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
2,875,000 2,882,279
Silver Point SCF CLO VII, Ltd. (SPCSL)
Series 2025-2A Class A1 –5.98% 7/15/37 Floating Rate
(TSFR3M + 170)
(a) (b) (c)
5,000,000 5,017,088
Starwood Commercial Mortgage Trust (STWD)
Series 2024-SIF4A Class D –8.32% 10/17/36 Floating
Rate (TSFR3M + 400)
(b) (c)
13,200,000 13,257,633
Series 2025-SIF6A Class A1 10/17/37 Floating Rate
(TSFR3M + 155)
(a) (b) (c)
7,400,000 7,408,769
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class B –6.57% 4/17/36 Floating
Rate (TSFR3M + 225)
(b) (c)
5,000,000 5,012,026
Series 2024-SIF3A Class C –7.17% 4/17/36 Floating Rate
(TSFR3M + 285)
(b) (c)
5,000,000 5,019,123
Series 2024-SIF3A Class D –8.82% 4/17/36 Floating
Rate (TSFR3M + 450)
(b) (c)
5,000,000 5,020,146
Windhill CLO 1, Ltd. (WNDHL)
Series 2023-1A Class C –8.83% 10/22/35 Floating Rate
(TSFR3M + 450)
(a) (b) (c)
9,200,000 9,255,967
Windhill CLO 2, Ltd. (WNDHL)
Series 2024-1A Class A –6.03% 10/20/36 Floating Rate
(TSFR3M + 170)
(a) (b) (c)
4,000,000 4,012,189

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a a
$ Principal
Amount $ Value
Windhill CLO 4, Ltd. (WINDHL)
Series 2025-1A Class A 10/22/37 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
5,000,000 5,003,750
a
199,923,300
a
Consumer & Specialty Finance
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(b)
47,922 47,416
Series 2022-B Class B –4.84% 6/18/35
(b)
145,425 145,428
Series 2023-A Class A –5.55% 4/17/36
(b)
144,610 144,847
Series 2023-B Class A –6.92% 12/17/36
(b)
629,209 659,698
Driven Brands Funding LLC (HONK)
Series 2019-2A Class A2 –3.98% 10/20/49
(b)
459,787 456,658
Foundation Finance Trust (FFIN)
Series 2021-1A Class B –1.87% 5/15/41
(b)
1,878,021 1,766,755
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B –4.22% 2/25/39
(b)
85,850 85,576
LendingPoint Asset Securitization Trust (LDPT)
Series 2020-REV1 Class C –7.7% 10/15/28
(b)
2,153,589 2,152,306
Pagaya AI Debt Selection Trust (PAID)
Series 2021-HG1 Class B –1.82% 1/16/29
(b)
95,755 95,267
Pagaya AI Debt Trust (PAID)
Series 2022-5 Class A –8.1% 6/17/30
(b)
11,776 11,788
Series 2023-5 Class C –9.1% 4/15/31
(b)
970,228 974,157
Series 2023-5 Class D –9% 4/15/31
(b)
3,499,970 3,527,546
Series 2023-7 Class C –8.8% 7/15/31
(b)
4,704,163 4,736,254
Series 2023-7 Class D –9% 7/15/31
(b)
4,998,138 5,067,590
Series 2024-1 Class A –6.66% 7/15/31
(b)
418,225 421,014
Series 2024-3 Class B –6.57% 10/15/31
(b)
4,926,013 4,960,746
Reach ABS Trust (REACH)
Series 2024-1A Class A –6.3% 2/18/31
(b)
118,226 118,400
Theorem Funding Trust (THRM)
Series 2022-2A Class B –9.27% 12/15/28
(b)
904,381 908,643
a
26,280,089
a
Data Center
Compass Datacenters Issuer II LLC (CMPDC)
Series 2024-1A Class A1 –5.25% 2/25/49
(b)
3,250,000 3,275,294
Series 2024-2A Class A1 –5.02% 8/25/49
(b)
7,750,000 7,791,371
Compass Datacenters Issuer III LLC (CMDC)
Series 2025-1A Class A2 –5.66% 2/25/50
(b)
6,500,000 6,642,368
CyrusOne Data Centers Issuer I LLC (CYRUS)
Series 2025-1A Class A2 –5.91% 2/20/50
(b)
12,500,000 12,780,433
DataBank Issuer (COLO)
Series 2024-1A Class A2 –5.3% 1/26/54
(b)
5,750,000 5,760,839
Retained Vantage Data Centers Issuer LLC (VDCR)
Series 2024-1A Class A2 –4.99% 9/15/49
(b)
3,500,000 3,510,319
Series 2024-1A Class B –5.78% 9/15/49
(b)
2,000,000 2,021,110
Scalelogix ABS US Issuer LLC (SCLGX)
Series 2025-1A Class A2 –5.67% 7/25/55
(b)
10,000,000 10,022,844
Stack Infrastructure Issuer LLC (SIDC)
Series 2023-3A Class A2 –5.9% 10/25/48
(b)
4,250,000 4,292,480
Series 2025-1A Class A2 –5% 5/25/50
(b)
3,000,000 2,991,770
Switch ABS Issuer, LLC (SWTCH)
Series 2024-1A Class A2 –6.28% 3/25/54
(b)
6,600,000 6,731,547
Series 2024-2A Class C –10.03% 6/25/54
(b)
10,000,000 10,340,834
a
76,161,209
a
a a
$ Principal
Amount $ Value
a
Equipment
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(b)
356,855 360,467
a
Fiber
ALLO Issuer LLC (ALLO)
Series 2024-1A Class A2 –5.94% 7/20/54
(b)
3,000,000 3,059,570
Series 2024-1A Class B –7.15% 7/20/54
(b)
2,500,000 2,579,509
Series 2024-1A Class C –11.19% 7/20/54
(b)
7,500,000 8,089,890
Series 2025-1A Class B –6.16% 4/20/55
(b)
1,500,000 1,532,647
Series 2025-1A Class C –8.1% 4/20/55
(b)
4,000,000 4,085,148
Frontier Issuer LLC (FYBR)
Series 2023-1 Class B –8.3% 8/20/53
(b)
2,650,000 2,716,212
Series 2023-1 Class C –11.5% 8/20/53
(b)
4,750,000 4,952,963
Hotwire Funding LLC (HWIRE)
Series 2024-1A Class C –9.19% 6/20/54
(b)
6,000,000 6,289,922
Metronet Infrastructure Issuer LLC (MNET)
Series 2025-2A Class A2 –5.4% 8/20/55
(b)
5,000,000 5,082,350
Zayo Issuer LLC (ZAYO)
Series 2025-1A Class A2 –5.65% 3/20/55
(b)
8,250,000 8,415,074
a
46,803,285
a
Other
Adams Outdoor Advertising, LP (ADMSO)
Series 2023-1 Class A2 –6.97% 7/15/53
(b)
6,000,000 6,123,858
Bojangles Issuer LLC (BOJA)
Series 2024-1A Class A2 –6.58% 11/20/54
(b)
19,500,000 19,795,768
Cogent Ipv4 LLC (CGNT)
Series 2024-1A Class A2 –7.92% 5/25/54
(b)
2,250,000 2,342,816
Series 2025-1A Class A2 –6.65% 4/25/55
(b)
19,000,000 19,507,697
ExteNet Issuer LLC (EXTNT)
Series 2024-1A Class A2 –5.34% 7/25/54
(b)
2,000,000 2,015,378
Series 2024-1A Class C –9.05% 7/25/54
(b)
5,000,000 5,178,904
Golub Capital Partners ABS Funding (GCPAF)
Series 2024-1A Class A1 –7.22% 1/25/34 Floating Rate
(TSFR3M + 290)
(b) (c)
5,000,000 5,003,507
Series 2024-1A Class A2 –6.89% 1/25/34
(b)
5,000,000 5,075,938
Jersey Mike's Funding LLC (JMIKE)
Series 2019-1A Class A2 –4.43% 2/15/50
(b)
2,629,950 2,628,317
Series 2024-1A Class A2 –5.64% 2/15/55
(b)
7,960,000 8,125,095
Oxford Finance Funding Trust (OXFIN)
Series 2023-1A Class A2 –6.72% 2/15/31
(b)
4,115,373 4,141,509
TSC SPV Funding LLC (TROP)
Series 2024-1A Class A2 –6.29% 8/20/54
(b)
16,872,500 17,186,673
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 –3.24% 7/30/51
(b)
1,200,000 1,133,508
98,258,968
a
Total Asset-Backed Securities (Cost $550,609,806) 558,195,132
Commercial Mortgage-Backed Securities - 9.0% a
Acrec LLC (ACREC)
Series 2025-FL3 Class C –6.43% 8/18/42 Floating Rate
(TSFR1M + 229)
(b)
2,400,000 2,382,263
ACREC, Ltd. (ACREC)
Series 2021-FL1 Class E –7.25% 10/16/36 Floating Rate
(TSFR1M + 311)
(a) (b)
16,482,000 16,571,098

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a a
$ Principal
Amount $ Value
Arbor Realty Collateralized Loan Obligation, Ltd. (ARCLO)
Series 2025-BTR1 Class B –7.32% 1/20/41 Floating Rate
(TSFR1M + 319)
(b)
7,000,000 6,987,819
Series 2025-BTR1 Class C –7.82% 1/20/41 Floating Rate
(TSFR1M + 369)
(b)
7,000,000 6,987,768
Series 2025-BTR1 Class D –8.58% 1/20/41 Floating
Rate (TSFR1M + 444)
(b)
10,000,000 9,984,155
Arbor Realty Commercial Real Estate Notes LLC (ARCLO)
Series 2025-FL1 Class C –6.83% 1/20/43 Floating Rate
(TSFR1M + 269)
(b)
2,500,000 2,498,444
Arbor Realty Commercial Real Estate Notes Ltd. (ARCLO)
Series 2021-FL4 Class C –6.56% 11/15/36 Floating Rate
(TSFR1M + 241)
(a) (b)
10,000,000 10,036,364
AREIT LLC (AREIT)
Series 2023-CRE8 Class B –7.47% 8/17/41 Floating Rate
(TSFR1M + 332)
(a) (b)
5,000,000 5,006,713
Series 2023-CRE8 Class C –8.17% 8/17/41 Floating Rate
(TSFR1M + 402)
(a) (b)
5,000,000 5,000,626
Series 2023-CRE8 Class D –9.51% 8/17/41 Floating Rate
(TSFR1M + 537)
(a) (b)
3,000,000 3,003,795
AREIT, Ltd. (AREIT)
Series 2024-CRE9 Class AS –6.39% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 5,001,195
Series 2024-CRE9 Class B –6.69% 5/17/41 Floating
Rate (TSFR1M + 254)
(a) (b)
3,000,000 2,993,365
Series 2025-CRE10 Class A –5.53% 12/17/29 Floating
Rate (TSFR1M + 139)
(a) (b)
5,000,000 5,002,985
BDS Ltd. (BDS)
Series 2021-FL10 Class C –6.55% 12/16/36 Floating
Rate (TSFR1M + 241)
(a) (b)
1,250,000 1,254,635
BPR Trust (BPR)
Series 2021-TY Class B –5.42% 9/15/38 Floating Rate
(TSFR1M + 126)
(b)
3,250,000 3,239,184
Brightspire Capital, Inc. (BRSP)
Series 2021-FL1 Class D –6.95% 8/19/38 Floating Rate
(TSFR1M + 281)
(a) (b)
1,000,000 995,026
Series 2024-FL2 Class E –10.67% 8/19/37 Floating Rate
(TSFR1M + 654)
(a) (b)
10,000,000 10,208,415
BRSP Ltd. (BRSP)
Series 2021-FL1 Class B –6.15% 8/19/38 Floating Rate
(TSFR1M + 201)
(a) (b)
1,100,000 1,094,581
Series 2021-FL1 Class C –6.4% 8/19/38 Floating Rate
(TSFR1M + 226)
(a) (b)
5,050,000 5,047,046
Series 2021-FL1 Class E –7.7% 8/19/38 Floating Rate
(TSFR1M + 356)
(a) (b)
4,000,000 3,968,400
Series 2024-FL2 Class A –6.08% 8/19/37 Floating Rate
(TSFR1M + 195)
(a) (b)
5,000,000 5,002,224
Series 2024-FL2 Class D –8.97% 8/19/37 Floating Rate
(TSFR1M + 484)
(a) (b)
13,000,000 12,877,301
BSPRT Issuer, Ltd. (BSPRT)
Series 2021-FL6 Class D –7.26% 3/15/36 Floating Rate
(TSFR1M + 311)
(a) (b)
50,000 50,318
Series 2022-FL8 Class C –6.67% 2/15/37 Floating Rate
(SOFR30A + 230)
(a) (b)
200,000 200,998
Dwight Issuer LLC (DWIGHT)
Series 2025-FL1 Class A –5.8% 6/18/42 Floating Rate
(TSFR1M + 166)
(b)
2,500,000 2,504,604
Series 2025-FL1 Class AS –6.42% 6/18/42 Floating
Rate (TSFR1M + 229)
(b)
10,000,000 10,003,035
FS Rialto (FSRIA)
Series 2021-FL2 Class D –7.06% 5/16/38 Floating Rate
(TSFR1M + 291)
(b)
2,080,000 2,062,758
Series 2021-FL2 Class E –7.71% 5/16/38 Floating Rate
(TSFR1M + 356)
(b)
1,000,000 929,704
a
a a
$ Principal
Amount $ Value
Series 2021-FL3 Class E –7.11% 11/16/36 Floating Rate
(TSFR1M + 296)
(a) (b)
8,165,500 8,104,203
Government National Mortgage Association (GNR)
Series 2018-52 Class AE –2.75% 5/16/51 74,249 69,134
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.75% 7/16/35 Floating Rate
(TSFR1M + 161)
(a) (b)
284,573 284,601
Series 2021-FL3 Class AS –6.1% 7/16/35 Floating Rate
(TSFR1M + 196)
(a) (b)
13,425,000 13,428,083
Series 2021-FL4 Class B –6.2% 12/15/36 Floating Rate
(TSFR1M + 206)
(a) (b)
1,000,000 992,865
Series 2021-FL4 Class C –6.6% 12/15/36 Floating Rate
(TSFR1M + 246)
(a) (b)
13,000,000 12,339,721
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class C –5.96% 6/16/36 Floating Rate
(TSFR1M + 181)
(a) (b)
266,555 267,250
Series 2021-FL1 Class E –7.21% 6/16/36 Floating Rate
(TSFR1M + 306)
(a) (b)
750,000 724,831
Series 2021-FL2 Class D –6.41% 9/17/36 Floating Rate
(TSFR1M + 226)
(a) (b)
2,800,000 2,808,509
HIG RCP LLC (HIG)
Series 2023-FL1 Class B –7.76% 9/19/38 Floating Rate
(TSFR1M + 361)
(b)
2,540,426 2,560,176
Series 2023-FL1 Class C –8.71% 9/19/38 Floating Rate
(TSFR1M + 456)
(b)
5,000,000 5,047,054
Series 2023-FL1 Class D –10.01% 9/19/38 Floating Rate
(TSFR1M + 586)
(b)
5,000,000 5,065,246
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(b),(d)
840,000 34,566
LoanCore Issuer LLC (LNCR)
Series 2025-CRE8 Class A –5.53% 8/17/42 Floating
Rate (TSFR1M + 139)
(b)
2,500,000 2,506,199
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class AS –6.01% 7/15/36 Floating
Rate (TSFR1M + 186)
(a) (b)
150,000 150,198
Series 2021-CRE5 Class B –6.26% 7/15/36 Floating
Rate (TSFR1M + 211)
(a) (b)
1,407,000 1,408,615
Series 2021-CRE5 Class C –6.61% 7/15/36 Floating
Rate (TSFR1M + 246)
(a) (b)
2,500,000 2,493,594
Series 2021-CRE5 Class E –8.01% 7/15/36 Floating Rate
(TSFR1M + 386)
(a) (b)
8,500,000 8,479,648
Series 2021-CRE6 Class AS –5.91% 11/15/38 Floating
Rate (TSFR1M + 176)
(a) (b)
5,500,000 5,499,865
Series 2021-CRE6 Class E –7.71% 11/15/38 Floating Rate
(TSFR1M + 356)
(a) (b)
3,000,000 2,992,611
Series 2022-CRE7 Class E –8.13% 1/17/37 Floating Rate
(SOFR30A + 375)
(a) (b)
2,250,000 2,244,386
MF1, Ltd. (MF1)
Series 2022-FL8 Class E –7.28% 2/19/37 Floating Rate
(TSFR1M + 315)
(a) (b)
100,000 98,673
NRTH Commercial Mortgage Trust (NRTH)
Series 2025-PARK Class A –5.54% 10/15/40 Floating
Rate (TSFR1M + 139)
(b)
9,500,000 9,476,250
PFP Ltd. (PFP)
Series 2024-11 Class C –7.21% 9/17/39 Floating Rate
(TSFR1M + 299)
(a) (b)
3,902,498 3,884,947
Series 2024-11 Class D –8.31% 9/17/39 Floating Rate
(TSFR1M + 409)
(a) (b)
5,000,000 5,045,518
Series 2025-12 Class A –5.63% 12/18/42 Floating Rate
(TSFR1M + 149)
(a) (b)
5,000,000 5,003,347
Series 2025-12 Class AS –5.88% 12/18/42 Floating Rate
(TSFR1M + 174)
(a) (b)
5,000,000 5,000,367

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a a
$ Principal
Amount $ Value
SKY Trust (SKY)
Series 2025-LINE Class A –6.74% 4/15/42 Floating Rate
(TSFR1M + 259)
(b)
21,807,018 21,805,823
Series 2025-LINE Class C –8.59% 4/15/42 Floating
Rate (TSFR1M + 444)
(b)
7,434,211 7,447,330
STWD Ltd. (STWD)
Series 2021-FL2 Class C –6.35% 4/18/38 Floating Rate
(TSFR1M + 221)
(a) (b)
2,109,000 2,106,317
Series 2022-FL3 Class AS –6.17% 11/15/38 Floating
Rate (SOFR30A + 180)
(a) (b)
130,000 129,767
Series 2022-FL3 Class B –6.32% 11/15/38 Floating Rate
(SOFR30A + 195)
(a) (b)
3,525,000 3,498,711
Series 2022-FL3 Class E –7.62% 11/15/38 Floating Rate
(SOFR30A + 325)
(a) (b)
2,320,000 2,320,740
SWCH Commercial Mortgage Trust (SWCH)
Series 2025-DATA Class B –5.99% 2/15/42 Floating
Rate (TSFR1M + 184)
(b)
15,000,000 14,962,660
TPG Real Estate Finance (TRTX)
Series 2022-FL5 Class AS –6.29% 2/15/39 Floating
Rate (TSFR1M + 215)
(a) (b)
6,585,000 6,601,995
TRTX Issuer, Ltd. (TRTX)
Series 2021-FL4 Class C –6.66% 3/15/38 Floating Rate
(TSFR1M + 251)
(a) (b)
23,750,000 23,757,153
Series 2022-FL5 Class C –6.89% 2/15/39 Floating Rate
(TSFR1M + 275)
(a) (b)
5,000,000 5,020,899
a
Total Commercial Mortgage-Backed Securities (Cost $334,660,480) 334,556,671
Mortgage-Backed Securities - 33.9% a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026 Class DH –1.75% 9/25/43 327,827 302,378
Series 4949 Class BC –2.25% 3/25/49 174,405 158,213
a
Pass-Through Securities
Pool# C91945 – 3% 8/1/37 182,254 172,586
Pool# RA7183 – 4% 4/1/52 10,608,259 10,028,750
Pool# RA7773 – 4% 8/1/52 10,652,381 10,078,530
Pool# SD8245 – 4.5% 9/1/52 17,440,948 17,017,609
Pool# SD8244 – 4% 9/1/52 7,057,156 6,679,120
Pool# SD8257 – 4.5% 10/1/52 47,707,395 46,514,933
Pool# SD8258 – Series 8258 5% 10/1/52 7,874,041 7,851,682
Pool# SD8266 – 4.5% 11/1/52 9,940,757 9,691,264
Pool# SD8267 – Series 8267 5% 11/1/52 3,219,808 3,213,802
Pool# SD4712 – 4.5% 12/1/52 24,702,021 24,082,081
Pool# SD8290 – 6% 1/1/53 3,394,936 3,486,056
Pool# SD2473 – 5% 2/1/53 12,046,558 11,968,293
Pool# SD8306 – 4.5% 3/1/53 18,583,236 18,089,952
Pool# SD8323 – Series 8323 5% 5/1/53 5,934,803 5,899,886
Pool# SD8324 – Series 8324 5.5% 5/1/53 7,203,867 7,297,129
Pool# SD8329 – 5% 6/1/53 12,739,824 12,697,080
Pool# SD3386 – 5.5% 7/1/53 4,399,456 4,460,832
Pool# SD8341 – Series 8341 5% 7/1/53 8,968,572 8,936,170
Pool# SD8342 – Series 8342 5.5% 7/1/53 11,555,646 11,686,534
Pool# SD8350 – 6% 8/1/53 6,842,070 7,010,349
Pool# SD8347 – 4.5% 8/1/53 46,238,815 44,984,863
Pool# SD3857 – 6% 9/1/53 7,168,650 7,351,869
Pool# SD8362 – 5.5% 9/1/53 16,809,062 16,989,028
Pool# SD8361 – 5% 9/1/53 2,202,835 2,192,651
Pool# SD8366 – 5% 10/1/53 22,815,934 22,696,902
a
a a
$ Principal
Amount $ Value
Pool# SD6291 – 4.5% 10/1/53 7,536,524 7,333,352
Pool# SD8374 – 6.5% 11/1/53 3,174,758 3,284,546
Pool# SD8372 – 5.5% 11/1/53 15,048,610 15,229,486
Pool# SD8371 – 5% 11/1/53 11,571,882 11,515,161
Pool# SD8383 – 5.5% 12/1/53 19,744,094 19,967,689
Pool# SD8395 – 5.5% 1/1/54 22,133,083 22,383,733
Pool# SD8400 – 5% 2/1/54 18,309,181 18,200,549
Pool# SD8408 – 5.5% 3/1/54 21,950,122 22,177,236
Pool# SD8417 – 4.5% 3/1/54 13,572,177 13,175,440
Pool# SD8421 – 6% 4/1/54 3,917,130 4,011,034
Pool# SD8420 – 5.5% 4/1/54 10,263,982 10,358,025
Pool# SD8419 – 5% 4/1/54 32,958,987 32,754,936
Pool# SD8430 – 5% 5/1/54 5,434,907 5,400,979
Pool# SD8438 – 5.5% 6/1/54 16,494,399 16,664,217
Pool# SD8447 – 6% 7/1/54 4,089,363 4,183,826
Pool# SD6319 – 5.5% 9/1/54 7,184,408 7,256,158
Pool# SD8461 – 5% 9/1/54 7,586,297 7,537,763
Pool# SD8474 – 5% 11/1/54 68,496,693 68,002,275
Pool# SD8493 – 5.5% 12/1/54 31,462,988 31,752,910
Pool# SD8491 – 5% 12/1/54 19,861,328 19,717,966
Pool# SD8494 – 5.5% 1/1/55 7,460,350 7,528,711
Pool# SD7379 – 5.5% 1/1/55 7,197,548 7,263,500
Pool# SD8533 – 5.5% 5/1/55 7,712,297 7,781,160
685,019,194
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2013-130 Class CA –2.5% 6/25/43 72,907 69,662
Series 2013-130 Class CD –3% 6/25/43 132,558 128,280
a
Pass-Through Securities
Pool# 932836 – 3% 12/1/25 337 336
Pool# 468516 – 5.17% 6/1/28 186,498 188,280
Pool# MA3443 – 4% 8/1/48 79,651 76,501
Pool# FM5733 – 2% 1/1/51 1,035,466 849,856
Pool# BV2634 – 4% 7/1/52 8,023,577 7,587,603
Pool# MA4733 – 4.5% 9/1/52 5,819,533 5,674,673
Pool# MA4785 – Series 4785 5% 10/1/52 10,423,860 10,393,723
Pool# MA4806 – Series 4806 5% 11/1/52 3,168,714 3,165,269
Pool# MA4840 – 4.5% 12/1/52 11,466,816 11,202,594
Pool# MA4941 – 5.5% 3/1/53 6,144,254 6,224,662
Pool# MA5009 – 5% 5/1/53 26,096,997 26,009,438
Pool# MA5040 – 6% 6/1/53 1,432,876 1,470,601
Pool# MA5039 – 5.5% 6/1/53 6,394,681 6,474,306
Pool# MA5038 – Series 5038 5% 6/1/53 2,915,706 2,905,924
Pool# FS6837 – 5.5% 7/1/53 17,987,159 18,187,016
Pool# MA5071 – 5% 7/1/53 20,246,640 20,149,446
Pool# MA5167 – 6.5% 10/1/53 1,906,716 1,973,359
Pool# MA5166 – 6% 10/1/53 5,208,233 5,336,735
Pool# MA5164 – 5% 10/1/53 9,040,497 9,000,844
Pool# MA5192 – 6.5% 11/1/53 4,219,130 4,364,448
Pool# MA5191 – 6% 11/1/53 3,821,317 3,914,453
Pool# MA5216 – 6% 12/1/53 7,405,062 7,587,439
Pool# MA5215 – 5.5% 12/1/53 19,619,429 19,846,155
Pool# MA5271 – 5.5% 2/1/54 15,052,573 15,216,067
Pool# CB7972 – 5% 2/1/54 9,288,671 9,239,905
Pool# MA5296 – 5.5% 3/1/54 33,085,203 33,429,231
Pool# MA5294 – 5% 3/1/54 9,074,100 9,008,602
Pool# MA5331 – 5.5% 4/1/54 18,983,221 19,179,638
Pool# MA5327 – 5% 4/1/54 4,161,930 4,137,464

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a a
$ Principal
Amount $ Value
Pool# MA5326 – 4.5% 4/1/54 6,019,900 5,843,930
Pool# DB1847 – 5.5% 5/1/54 4,711,844 4,762,370
Pool# MA5387 – 5% 6/1/54 28,639,619 28,459,353
Pool# MA5386 – 4.5% 6/1/54 7,467,865 7,249,564
Pool# MA5420 – 5.5% 7/1/54 8,801,503 8,888,185
Pool# MA5419 – 5% 7/1/54 12,227,751 12,150,155
Pool# MA5443 – 5% 8/1/54 32,983,306 32,745,229
Pool# MA5470 – 5.5% 9/1/54 14,510,757 14,652,864
Pool# MA5468 – 4.5% 9/1/54 16,914,575 16,420,108
Pool# MA5496 – 5% 10/1/54 32,011,071 31,780,011
Pool# MA5495 – 4.5% 10/1/54 1,689,293 1,639,909
Pool# MA5530 – 5% 11/1/54 9,126,980 9,061,100
Pool# MA5529 – 4.5% 11/1/54 7,648,668 7,425,069
Pool# MA5586 – 5.5% 1/1/55 9,406,971 9,498,983
Pool# MA5585 – 5% 1/1/55 7,622,736 7,567,714
Pool# MA5613 – 5% 2/1/55 34,673,555 34,423,277
Pool# MA5759 – 5% 7/1/55 9,883,008 9,809,355
505,369,686
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2021-29 Class CY –3% 9/20/50 997,823 803,988
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A3 –6% 1/25/55
(b) (c)
5,062,817 5,136,297
Series 2024-2 Class A3 –6% 2/25/55
(b) (c)
6,622,429 6,722,619
Series 2024-5 Class A2 –6% 4/25/55
(b) (c)
6,670,767 6,767,585
Series 2024-8 Class A3 –5.5% 8/25/55
(b) (c)
2,808,483 2,823,865
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(b) (c)
23,846 22,221
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2023-PJ3 Class A3 –5% 10/27/53
(b) (c)
3,879,424 3,833,051
Series 2024-PJ5 Class A3 –6% 9/25/54
(b) (c)
4,846,260 4,913,617
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class 2A1 –2.94% 10/25/46
(b) (c)
30,626 28,902
Series 2017-3 Class 2A2 –2.5% 8/25/47
(b) (c)
39,804 34,977
Series 2018-6 Class 2A2 –3% 12/25/48
(b) (c)
9,150 8,777
Series 2023-3 Class A3A –5% 10/25/53
(b) (c)
3,636,767 3,593,294
Series 2023-4 Class 1A2 –6% 11/25/53
(b) (c)
2,091,143 2,121,493
Series 2023-9 Class A2 –6% 4/25/54
(b) (c)
2,288,641 2,321,858
Series 2023-10 Class A2 –6% 5/25/54
(b) (c)
1,496,149 1,517,863
Series 2024-2 Class A3 –6% 8/25/54
(b) (c)
1,875,418 1,902,637
Series 2024-4 Class A3 –6% 10/25/54
(b) (c)
3,109,203 3,152,418
Series 2024-6 Class A3 –6% 12/25/54
(b) (c)
3,799,270 3,852,075
Morgan Stanley Residential Mortgage Loan Trust (MSRM)
Series 2023-1 Class A1 –4% 2/25/53
(b) (c)
4,988,583 4,631,834
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(b) (c)
1,176,764 1,059,436
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A1 –4.5% 8/25/49
(b) (c)
138 137
Series 2023-3 Class A1 –6% 9/25/53
(b) (c)
3,668,986 3,722,237
Series 2024-1 Class A1 –5.88% 1/25/54
(b) (c)
9,070,970 9,202,624
a
a a
$ Principal
Amount $ Value
a
Pass-Through Securities
Greenpoint Mortgage Pass-Through Certificates (GMSI)
Series 2003-1 Class A1 –7.11% 10/25/33
(c)
17,634 17,335
67,387,152
a
Total Mortgage-Backed Securities (Cost $1,237,952,917) 1,258,580,020
Municipal Bonds - 0.0% a
Detroit, MI City School District General Obligation Series
QSCB Q-SBLF, 6.65% 5/1/29 (Cost $526,253) 460,000 493,176
Term Loan - 0.2% a
Industrials
TransDigm, Inc.
6.66% 2/28/31 (Cost $7,469,293) 7,443,467 7,448,194
U.S. Treasuries - 27.3% a
U.S. Treasury Bonds
3.5% 2/15/39 2,100,000 1,922,320
4.5% 8/15/39 10,000,000 10,078,320
4.38% 11/15/39 27,500,000 27,288,916
4.63% 2/15/40 25,000,000 25,455,567
4.38% 5/15/40 35,000,000 34,648,633
4.25% 11/15/40 5,000,000 4,860,352
1.88% 2/15/41 11,500,000 8,089,307
4.38% 5/15/41 5,000,000 4,914,649
1.75% 8/15/41 4,000,000 2,715,234
2% 11/15/41 7,500,000 5,269,775
2.38% 2/15/42 28,000,000 20,757,735
3.25% 5/15/42 15,000,000 12,607,031
4% 11/15/42 102,500,000 94,800,488
3.88% 2/15/43 10,000,000 9,078,906
3.13% 2/15/43 25,000,000 20,413,086
3.88% 5/15/43 49,000,000 44,398,594
2.88% 5/15/43 2,000,000 1,567,500
4.38% 8/15/43 75,500,000 72,888,467
3.63% 8/15/43 17,000,000 14,837,813
4.75% 11/15/43 25,000,000 25,273,438
3.75% 11/15/43 6,000,000 5,314,453
4.5% 2/15/44 82,500,000 80,711,426
3.63% 2/15/44 15,500,000 13,458,965
4.63% 5/15/44 35,000,000 34,752,539
3.38% 5/15/44 15,500,000 12,940,078
4.13% 8/15/44 55,000,000 51,067,285
3.13% 8/15/44 27,500,000 22,026,855
4.63% 11/15/44 50,000,000 49,548,828
3% 11/15/44 24,000,000 18,784,687
4.75% 2/15/45 30,000,000 30,194,531
2.5% 2/15/45 21,000,000 15,048,633
5% 5/15/45 10,000,000 10,386,719
3% 5/15/45 23,000,000 17,905,859
4.88% 8/15/45 5,000,000 5,112,109

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a a
$ Principal
Amount $ Value
3% 11/15/45 9,500,000 7,359,160
2.5% 5/15/46 8,400,000 5,909,203
2.25% 8/15/46 2,500,000 1,668,750
3% 2/15/47 1,000,000 763,906
4.13% 8/15/53 13,000,000 11,754,336
U.S. Treasury Inflation Indexed Notes
2.38% 10/15/28 13,710,450 14,284,371
U.S. Treasury Notes
2.25% 2/15/27 3,500,000 3,433,760
2.25% 8/15/27 3,000,000 2,926,055
1.13% 2/29/28 6,500,000 6,130,186
1.25% 9/30/28 7,000,000 6,530,371
1.5% 11/30/28 3,000,000 2,809,512
1.88% 2/28/29 3,500,000 3,302,100
4% 10/31/29 10,000,000 10,114,258
1.75% 11/15/29 3,000,000 2,783,203
1.5% 2/15/30 5,250,000 4,788,779
4% 2/28/30 20,000,000 20,235,156
0.88% 11/15/30 8,000,000 6,937,812
1.13% 2/15/31 4,500,000 3,933,193
1.38% 11/15/31 5,500,000 4,761,582
1.88% 2/15/32 1,000,000 887,363
4.13% 11/15/32 42,000,000 42,493,828
4.5% 11/15/33 10,000,000 10,341,211
4.25% 11/15/34 21,000,000 21,241,172
4.25% 5/15/39 10,000,000 9,850,000
a
Total U.S. Treasuries (Cost $1,049,243,291) 1,014,358,365
Cash Equivalents - 0.9% a
Shares $ Value
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.99% (Cost
$31,761,308)
(e)
31,761,308 31,761,308
Securities Held as Collateral for Securities on Loan - 0.2% a
Goldman Sachs Financial Square Government Fund
Institutional Class –3.99%
(e)
7,846,509 7,846,509
Citibank N.A. DDCA
4.09% 871,834 871,834
a
Total Securities Held as Collateral for Securities on Loan (Cost
$8,718,343) 8,718,343
Total Investments in Securities 100.6%
(Cost $3,724,823,254) 3,735,204,934
Other Liabilities in Excess of Other Assets -  (0.6%) (21,778,765)
Net Assets - 100% 3,713,426,169
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $8,530,297.
(a) Foreign domiciled entity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the total value of such securities was $1,202,704,111 or
32.39% of net assets.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Defaulted bond.
(e) Rates presented represent the 7-day average yield at September 30, 2025.

Large Cap Equity Fund
Schedule of Investments (Unaudited)
September 30, 2025
The accompanying notes form an integral part of these financial statements.
Common Stocks - 99.4% a
Information Technology
% of Net
Assets Shares $ Value
Systems Software 9.1
Microsoft Corp. 105,000 54,384,750
Oracle Corp. 70,000 19,686,800
a
Application Software 5.0
Salesforce, Inc. 87,500 20,737,500
Constellation Software, Inc. Canada
(a)
7,500 20,359,884
a
IT Consulting & Other Services 4.9
Accenture plc - Class A
(a)
85,000 20,961,000
Gartner, Inc.
(b)
73,000 19,189,510
a
Semiconductor Materials & Equipment 3.5
Analog Devices, Inc. 117,500 28,869,750
a
22.5 184,189,194
Financials
Transaction & Payment Processing Services 12.8
Visa, Inc. - Class A 115,000 39,258,700
Mastercard, Inc. - Class A 64,000 36,403,840
Global Payments, Inc. 350,000 29,078,000
a
Multi-Sector Holdings 4.4
Berkshire Hathaway, Inc. - Class B
(b)
72,500 36,448,650
a
Insurance Brokers 3.7
Aon plc - Class A
(a)
85,000 30,309,300
a
20.9 171,498,490
Health Care
Life Sciences Tools & Services 14.0
Danaher Corp. 280,000 55,512,800
Thermo Fisher Scientific, Inc. 88,000 42,681,760
Bio-Techne Corp. 300,000 16,689,000
a
Health Care Equipment 3.2
IDEXX Laboratories, Inc.
(b)
41,500 26,513,935
a
17.2 141,397,495
Communication Services
Interactive Media & Services 10.1
Alphabet, Inc. - Class C 175,000 42,621,250
Meta Platforms, Inc. - Class A 55,000 40,390,900
a
Cable & Satellite 2.3
Charter Communications, Inc. - Class A
(b)
66,955 18,419,655
a
12.4 101,431,805
Industrials
Human Resource & Employment Services 4.4
Equifax, Inc. 142,500 36,555,525
a
Industrial Machinery & Supplies &
Components 4.1
IDEX Corp. 205,000 33,365,800
a
Industrials
% of Net
Assets Shares $ Value
a
Cargo Ground Transportation 2.1
Old Dominion Freight Line, Inc. 123,600 17,400,408
a
10.6 87,321,733
Consumer Discretionary
Broadline Retail 5.1
Amazon.com, Inc.
(b)
152,500 33,484,425
Mercadolibre, Inc.
(a) (b)
3,700 8,646,678
a
Automotive Retail 1.5
CarMax, Inc.
(b)
275,000 12,339,250
a
6.6 54,470,353
Real Estate
Real Estate Services 4.7
CoStar Group, Inc.
(b)
460,000 38,810,200
Materials
Construction Materials 4.5
Vulcan Materials Co. 120,000 36,914,400
a
Total Common Stocks (Cost $479,477,159) 816,033,670
Cash Equivalents - 0.7% a
a
$ Principal
Amount $ Value
a a a
U.S. Treasury Bill 3.8% 1/22/26
(c)
3,000,000 2,964,318
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.99%
(d)
2,523,478 2,523,478
a
Total Cash Equivalents (Cost $5,484,853) 5,487,796
Total Investments in Securities - 100.1%
(Cost $484,962,012) 821,521,466
Other Liabilities in Excess of Other Assets -  (0.1%) (965,522)
Net Assets - 100% 820,555,944
(a) Foreign domiciled entity.
(b) Non-income producing.
(c) Interest rate presented represents the effective yield at September 30, 2025.
(d) Rate presented represents the 7-day average yield at September 30, 2025.

Multi Cap Equity Fund
Schedule of Investments (Unaudited)
September 30, 2025
The accompanying notes form an integral part of these financial statements.
Common Stocks - 97.2% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 9.1
Visa, Inc. - Class A 78,500 26,798,330
Mastercard, Inc. - Class A 45,000 25,596,450
a
Multi-Sector Holdings 7.9
Berkshire Hathaway, Inc. - Class B
(a)
90,000 45,246,600
a
Insurance Brokers 4.2
Aon plc - Class A
(b)
67,500 24,069,150
a
21.2 121,710,530
Communication Services
Interactive Media & Services 10.8
Alphabet, Inc. - Class C 150,000 36,532,500
Meta Platforms, Inc. - Class A 35,000 25,703,300
a
Cable & Satellite 6.9
Liberty Broadband Corp.
(a)
Class C 200,000 12,708,000
Class A 100,000 6,333,000
Comcast Corp. - Class A 350,000 10,997,000
Charter Communications, Inc. - Class A
(a)
35,000 9,628,675
a
Integrated Telecommunication Services 0.9
LICT Corp.
^ (a)
258 2,838,000
GCI Liberty, Inc.
(a)
Class C 40,000 1,490,800
Class A 20,000 751,100
a
18.6 106,982,375
Industrials
Aerospace & Defense 7.1
HEICO Corp. - Class A 159,880 40,623,909
a
Human Resource & Employment Services 2.4
Equifax, Inc. 55,000 14,109,150
a
Industrial Machinery & Supplies &
Components 2.3
IDEX Corp. 80,000 13,020,800
a
Cargo Ground Transportation 1.6
Old Dominion Freight Line, Inc. 65,000 9,150,700
a
13.4 76,904,559
Information Technology
IT Consulting & Other Services 3.4
Accenture plc - Class A
(b)
55,000 13,563,000
Gartner, Inc.
(a)
24,000 6,308,880
a
Application Software 3.3
ACI Worldwide, Inc.
(a)
360,000 18,997,200
a
Communications Equipment 2.9
Sirius XM Holdings, Inc. 720,000 16,758,000
a
Semiconductor Materials & Equipment 2.6
Texas Instruments, Inc. 80,000 14,698,400
a
Information Technology
% of Net
Assets Shares $ Value
a
Technology Distributors 1.0
CDW Corp. of Delaware
^
35,000 5,574,800
a
13.2 75,900,280
Health Care
Life Sciences Tools & Services 5.8
Danaher Corp. 105,000 20,817,300
Bio-Techne Corp. 230,000 12,794,900
a
Health Care Services 4.1
Labcorp Holdings, Inc. 82,000 23,538,920
a
Health Care Equipment 1.7
IDEXX Laboratories, Inc.
(a)
15,000 9,583,350
a
11.6 66,734,470
Materials
Construction Materials 7.2
Vulcan Materials Co. 70,000 21,533,400
Martin Marietta Materials, Inc. 31,200 19,664,736
a
Specialty Chemicals 2.1
Perimeter Solutions, Inc.
(a)
544,891 12,200,109
a
9.3 53,398,245
Real Estate
Real Estate Services 5.4
CoStar Group, Inc.
(a)
255,000 21,514,350
Altus Group, Ltd. Canada
(b)
225,000 9,609,830
a
5.4 31,124,180
Consumer Discretionary
Distributors 2.8
LKQ Corp. 525,000 16,033,500
a
Automotive Retail 1.7
CarMax, Inc.
(a)
220,000 9,871,400
a
4.5 25,904,900
a
Total Common Stocks (Cost $262,350,467) 558,659,539
Cash Equivalents - 2.9% a
a
$ Principal
Amount $ Value
a a a
U.S. Treasury Bills, 3.86% to 3.9%, 10/21/25
to 11/4/25
(c)
12,000,000 11,965,388
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.99%
(d)
4,659,100 4,659,100
a
Total Cash Equivalents (Cost $16,623,024) 16,624,488

The accompanying notes form an integral part of these financial statements.
Multi Cap Equity Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
Securities Held as Collateral for Securities on Loan - 0.2% a
a
$ Principal
Amount $ Value
a a a a
U.S. Treasury Notes
4.13% 1/15/28 2,000 2,064
4% 6/30/28 703,395 717,029
4.38% 1/31/32 512,534 530,473
Goldman Sachs Financial Square Government Fund
Institutional Class – 3.99%
(d)
20,196 20,196
Citibank N.A. DDCA
4.09% 2,244 2,244
a
Total Securities Held as Collateral for Securities on Loan (Cost
$1,272,006) 1,272,006
Total Investments in Securities - 100.3%
(Cost $280,245,497) 576,556,033
Other Liabilities in Excess of Other Assets -  (0.3%) (1,573,523)
Net Assets - 100% 574,982,510
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $1,245,040.
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Interest rate presented represents the effective yield at September 30, 2025.
(d) Rates presented represent the 7-day average yield at September 30, 2025.

Nebraska Tax Free Income Fund
Schedule of Investments (Unaudited)
September 30, 2025
The accompanying notes form an integral part of these financial statements.
Municipal Bonds - 92 .8 % a
a
% of Net
Assets
$ Principal
Amount $ Value
a a a a
Nebraska 90.1
Ashland-Greenwood Public Schools General Obligation
3% 12/15/42 100,000 78,769
Cass County School District No. 22 General Obligation
2.2% 12/15/26 250,000 247,578
City of Bellevue NE General Obligation Series A 3%
9/15/32 500,000 497,022
City of Blair NE General Obligation 5% 6/15/34 360,000 377,493
City of Blair NE Water System Revenue
    2.85% 12/15/25 100,000 99,790
    3% 12/15/26 100,000 99,183
    3.1% 12/15/27 100,000 98,803
    3.2% 12/15/28 100,000 98,424
City of Columbus NE Combined Utilities System Revenue
    4% 6/15/33 200,000 206,760
AGM,
    4% 12/15/26 100,000 101,761
    4% 12/15/27 100,000 101,881
City of Columbus NE General Obligation
    3% 12/15/29 150,000 150,432
    3% 12/15/30 150,000 150,311
City of Grand Island NE Combined Utility System Revenue
Series A AGM,
    4% 8/15/35 205,000 210,018
    4% 8/15/36 125,000 127,410
City of Grand Island NE General Obligation
    3% 11/15/27 150,000 150,081
    3% 11/15/30 150,000 150,046
City of Kearney NE General Obligation 4% 5/15/34 220,000 221,194
City of Lincoln NE Electric System Revenue 3% 9/1/28 30,000 30,096
City of Norfolk NE General Obligation 3.38% 5/15/34 500,000 500,039
City of North Platte NE Combined Utilities Revenue Series
A AGM, 4.38% 12/15/39 200,000 201,510
City of Omaha NE General Obligation
Series A
    3% 4/15/35 100,000 95,008
Series A Class A –
    3% 4/15/34 100,000 96,475
City of Omaha NE Riverfront Redevelopment Special Tax
Revenue Series A 4% 1/15/33 260,000 268,369
City of Omaha NE Sewer Revenue
    4% 4/1/31 350,000 352,070
Series A
    4% 4/1/34 100,000 103,493
County of Saline NE Revenue Series A 3% 2/15/31 200,000 198,992
County of Sarpy NE Certificates of Participation 1.75%
6/15/26 500,000 495,072
County of Seward NE General Obligation 3% 12/15/30 605,000 605,116
Cozad City School District General Obligation 4% 6/15/26 250,000 252,097
Dawson County Public Power District Revenue
Series A
    2% 6/15/26 170,000 168,330
    2.1% 6/15/27 105,000 102,919
Series B
    2.5% 6/15/28 135,000 132,305
    3% 6/15/29 245,000 244,119
    3% 6/15/30 355,000 351,894
Dodge County School District No. 595 General Obligation
1.9% 6/15/32 200,000 179,654
Douglas County Hospital Authority No. 2 Revenue
    5% 5/15/26 500,000 500,386
    5% 5/15/30 140,000 141,945
a
a
% of Net
Assets
$ Principal
Amount $ Value
a a a a
    4% 5/15/32 700,000 701,979
Douglas County Hospital Authority No. 3 Revenue 5%
11/1/26 250,000 250,449
Douglas County School District No. 59 NE General
Obligation Series B 3% 12/15/32 100,000 99,066
Fillmore County School District No. 25 General Obligation
5% 6/15/36 200,000 214,240
Lincoln Airport Authority Revenue 5% 7/1/27 150,000 155,325
Madison County Hospital Authority No. 1 Revenue 5%
7/1/35 140,000 140,038
Metropolitan Utilities District of Omaha Gas System
Revenue 4% 12/1/27 450,000 450,589
Municipal Energy Agency of Nebraska Revenue
Series A
    5% 4/1/27 350,000 358,846
    5% 4/1/28 225,000 230,373
Nebraska Cooperative Republican Platte Enhancement
Project Revenue Series A 2% 12/15/29 250,000 235,954
Nebraska Educational Health Cultural & Social Services
Finance Authority Revenue Series S 4% 1/1/34 110,000 110,068
Nebraska Investment Finance Authority Revenue
Series B GNMA,
    1.35% 9/1/26 200,000 195,263
Series C GNMA,
    2% 9/1/35 325,000 269,752
    4.45% 9/1/43 180,000 181,266
Nebraska Public Power District Revenue Series C 5%
1/1/32 65,000 65,293
Nebraska State College Facilities Corp. Revenue AGM,
4% 7/15/28 250,000 252,849
Omaha Public Facilities Corp. Revenue
Series A
    4% 6/1/28 85,000 85,835
    4% 6/1/31 155,000 163,471
Series C
    4% 4/1/33 340,000 350,966
    4% 4/1/39 500,000 492,130
    5% 4/15/43 150,000 160,566
Omaha School District General Obligation
    5% 12/15/28 130,000 130,562
    5% 12/15/29 350,000 359,238
    5% 12/15/31 135,000 138,256
Papillion Municipal Facilities Corp. Revenue
    2% 12/15/32 100,000 89,594
    2% 12/15/34 200,000 170,359
Papillion-La Vista School District No. 27 General
Obligation
Series A
    2.3% 12/1/26 275,000 273,319
Series B
    4% 12/1/35 400,000 412,682
Pleasanton Public Schools District No. 105 General
Obligation 4% 6/15/36 150,000 151,049
Public Power Generation Agency Revenue 5% 1/1/37 400,000 404,245
State of Nebraska Certificates of Participation
Series A
    3% 2/1/26 60,000 60,004
    2% 4/1/26 150,000 148,957
University of Nebraska Facilities Corp. (The) Revenue 5%
7/15/29 380,000 386,703
University of Nebraska Revenue
    2.5% 7/1/26 210,000 209,953
    3% 7/1/27 100,000 101,015

The accompanying notes form an integral part of these financial statements.
Nebraska Tax Free Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a
% of Net
Assets
$ Principal
Amount $ Value
a a a a
Series A
    5% 5/15/30 100,000 105,389
Upper Republican Natural Resource District Revenue
AGM,
    4% 12/15/25 245,000 245,252
    4% 12/15/27 395,000 395,448
Village of Boys Town NE Revenue
    3% 9/1/28 700,000 703,657
    3% 7/1/35 325,000 301,298
Winside Public Schools General Obligation Series A 2%
6/15/31 350,000 320,762
a
18,458,905
a
Texas 1.7
City of Austin TX Airport System Revenue Series B 5%
11/15/26 250,000 255,571
City of Austin TX Electric Utility Revenue Series A 5%
11/15/35 100,000 107,966
a
363,537
a
Utah 0.5
City of Salt Lake City UT Public Utilities Revenue 5%
2/1/35 100,000 106,298
a
Washington 0.5
Pierce County School District No. 10 Tacoma General
Obligation Series B SCH BD GTY, 4% 12/1/35 100,000 102,848
a
Total Municipal Bonds (Cost $19,508,964) 19,031,588
Cash Equivalents - 7 .1 % a
Shares $ Value
a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.99% (Cost
$1,449,631)
(a)
1,449,631 1,449,631
Total Investments in Securities - 99.9%
(Cost $20,958,595) 20,481,219
Other Assets Less Other Liabilities -  0.1% 26,747
Net Assets - 100% 20,507,966
(a) Rate presented represents the 7-day average yield at September 30, 2025.

Partners III Opportunity Fund
Schedule of Investments (Unaudited)
September 30, 2025
The accompanying notes form an integral part of these financial statements.
Common Stocks - 93.0% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 14.3
Mastercard , Inc. - Class A 36,000 20,477,160
Visa, Inc. - Class A 59,000 20,141,420
Global Payments, Inc. 200,000 16,616,000
a
Multi-Sector Holdings 13.6
Berkshire Hathaway, Inc. - Class B
(a)
108,000 54,295,920
a
Insurance Brokers 3.6
Aon plc - Class A
(b)
40,000 14,263,200
a
31.5 125,793,700
Information Technology
Application Software 6.6
CoreCard Corp.
† (a)
515,000 13,863,800
Roper Technologies, Inc. 25,000 12,467,250
a
Systems Software 5.0
Microsoft Corp. 38,000 19,682,100
a
Communications Equipment 3.8
Sirius XM Holdings, Inc. 650,000 15,128,750
a
Semiconductor Materials & Equipment 3.2
Texas Instruments, Inc. 70,000 12,861,100
a
18.6 74,003,000
Health Care
Life Sciences Tools & Services 14.6
Thermo Fisher Scientific, Inc. 50,000 24,251,000
Danaher Corp. 110,000 21,808,600
Bio- Techne Corp. 220,000 12,238,600
a
Health Care Services 2.9
Labcorp Holdings, Inc. 40,000 11,482,400
a
17.5 69,780,600
Communication Services
Interactive Media & Services 9.1
Alphabet, Inc. - Class C 95,000 23,137,250
Meta Platforms, Inc. - Class A 18,000 13,218,840
a
Cable & Satellite 5.4
Liberty Broadband Corp.
(a)
Class C 295,000 18,744,300
Class A 40,000 2,533,200
a
Integrated Telecommunication Services 0.6
GCI Liberty, Inc.
(a)
Class C 59,000 2,198,930
Class A 8,000 300,440
a
15.1 60,132,960
a
Consumer Discretionary
% of Net
Assets Shares $ Value
Broadline Retail 3.8
Amazon.com, Inc.
(a)
70,000 15,369,900
a
Automotive Retail 1.7
CarMax, Inc.
(a)
150,000 6,730,500
a
5.5 22,100,400
Industrials
Industrial Machinery & Supplies &
Components 3.7
IDEX Corp. 90,000 14,648,400
Materials
Specialty Chemicals 1.1
Perimeter Solutions, Inc.
(a)
189,783 4,249,241
a
Total Common Stocks (Cost $183,924,224) 370,708,301
Cash Equivalents - 7.3% a
a
$ Principal
Amount $ Value
a a a
U.S. Treasury Bills, 3.48% to 3.9%, 10/7/25 to
1/22/26
(c)
23,000,000 22,924,628
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.99%
(d)
6,396,922 6,396,922
a
Total Cash Equivalents (Cost $29,317,319) 29,321,550
Total Investments in Securities - 100.3%
(Cost $213,241,543) 400,029,851
Options Written - (0.2)% (1,013,000)
Other Liabilities in Excess of Other Assets -  (0.1%) (302,583)
Net Assets - 100% 398,714,268
Options Written - (0.2)%
$ Notional
Shares
subject to
option $ Value
Covered Call Options
Laboratory Corp. of America Holdings
November 2025 / $260 5,200,000 20,000 (569,000)
Laboratory Corp. of America Holdings
November 2025 / $270 5,400,000 20,000 (444,000)
Total Options Written (premiums received $669,199) (1,013,000)
† Non-controlled affiliate.
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Interest rate presented represents the effective yield at September 30, 2025.
(d) Rate presented represents the 7-day average yield at September 30, 2025.

Short Duration Income Fund
Schedule of Investments (Unaudited)
September 30, 2025
The accompanying notes form an integral part of these financial statements.
Corporate Bonds - 7.3% a
a
$ Principal
Amount $ Value
a a a a
Agree, LP
2% 6/15/28 2,239,000 2,113,165
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
518,750 519,420
Ares Capital Corp.
7% 1/15/27 1,000,000 1,029,652
Ares Strategic Income Fund
5.7% 3/15/28 3,000,000 3,042,692
Ashtead Capital, Inc.
1.5% 8/12/26
(b)
4,800,000 4,688,036
4.38% 8/15/27
(b)
3,000,000 3,000,957
Axon Enterprise, Inc.
6.13% 3/15/30
(b)
1,000,000 1,029,527
Barings BDC, Inc.
5.2% 9/15/28 2,750,000 2,731,176
Bath & Body Works, Inc.
6.69% 1/15/27 945,000 964,296
Blackstone Secured Lending Fund
5.88% 11/15/27 250,000 256,225
Boeing Co. (The)
6.26% 5/1/27 2,500,000 2,573,303
Brightwood Capital Offshore Fund V-U RN LLC
Series A 6.97% 12/31/35 Floating Rate (TSFR3M +
280)
(b)
3,750,000 3,802,426
Cantor Fitzgerald LP
4.5% 4/14/27
(b)
1,500,000 1,488,787
Cinemark USA, Inc.
5.25% 7/15/28
(b)
2,000,000 1,990,703
Concentrix Corp.
6.65% 8/2/26 2,910,000 2,953,863
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a) (b)
249,750 249,449
Devon Energy Corp.
5.25% 10/15/27 390,000 390,034
Energy Transfer LP
5.63% 5/1/27
(b)
610,000 610,279
EPR Properties
4.75% 12/15/26 6,569,000 6,586,617
4.5% 6/1/27 1,000,000 1,001,014
EquipmentShare.com, Inc.
9% 5/15/28
(b)
5,000,000 5,297,365
Gartner, Inc.
4.5% 7/1/28
(b)
6,229,000 6,179,139
Golub Capital Private Credit Fund
5.45% 8/15/28
(b)
3,000,000 3,016,385
Hercules Capital, Inc.
2.63% 9/16/26 1,500,000 1,473,739
Highwoods Realty LP
3.88% 3/1/27 7,000,000 6,933,105
Host Hotels & Resorts LP
5.7% 6/15/32 2,400,000 2,474,126
HPS Corporate Lending Fund
5.45% 1/14/28 5,000,000 5,046,482
MasTec, Inc.
4.5% 8/15/28
(b)
4,000,000 3,992,469
Newell Brands, Inc.
6.38% 5/15/30 50,000 49,665
Penske Truck Leasing Co. LP / PTL Finance Corp.
5.35% 3/30/29
(b)
6,000,000 6,173,908
Rithm Capital Corp.
8% 4/1/29
(b)
5,310,000 5,439,229
a
a
$ Principal
Amount $ Value
a a a a
Stagwell Global LLC
5.63% 8/15/29
(b)
1,945,000 1,891,034
VICI Properties LP/VICI Note Co., Inc.
4.63% 12/1/29
(b)
1,445,000 1,431,309
Vontier Corp.
1.8% 4/1/26 1,004,000 990,290
Whirlpool Corp.
6.5% 6/15/33 400,000 399,547
a
Total Corporate Bonds (Cost $90,077,734) 91,809,413
Corporate Convertible Bonds - 0.2% a
a a a a
Redwood Trust, Inc.
5.75% 10/1/25 (Cost $3,000,000) 3,000,000 3,006,000
Asset-Backed Securities - 28.1% a
a a a a
Automobile
ACM Auto Trust (ACMAT)
Series 2023-2A Class B –9.85% 6/20/30
(b)
2,082,227 2,097,561
Series 2024-2A Class A –6.06% 2/20/29
(b)
990,096 989,566
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A2 –6.05% 7/15/32
(b)
1,194,036 1,204,354
Series 2024-A Class A2 –5.3% 11/15/32
(b)
622,495 626,640
Series 2024-B Class A2 –5.54% 4/15/33
(b)
950,482 958,234
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2022-1A Class A –3.93% 5/15/28
(b)
58,122 58,115
Bayview Opportunity Master Fund VII LLC (BVCLN)
Series 2024-CAR1 Class A –5.46% 12/26/31 Floating
Rate (SOFR30A + 110)
(b) (c)
1,390,416 1,394,604
Series 2024-CAR1 Class B –5.66% 12/26/31 Floating
Rate (SOFR30A + 130)
(b) (c)
811,076 814,327
Bayview Opportunity Master Fund VII Trust (BVABS)
Series 2024-CAR1F Class A –6.97% 7/29/32
(b)
935,041 936,219
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(b)
135,860 136,676
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(b)
312,423 314,313
BOF VII AL Funding Trust I (BVABS)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(b)
1,609,992 1,638,826
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(b)
268,507 267,036
Chesapeake Funding II LLC (CFII)
Series 2023-1A Class A1 –5.65% 5/15/35
(b)
818,038 823,224
Series 2023-2A Class A1 –6.16% 10/15/35
(b)
581,377 589,797
Series 2024-1A Class A1 –5.52% 5/15/36
(b)
1,693,040 1,714,901
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(b)
159,497 159,954
Series 2023-2 Class A2 –5.56% 4/22/30
(b)
1,644,350 1,655,385
Series 2023-3 Class A2 –6.4% 3/20/30
(b)
1,650,803 1,675,951
Series 2024-1 Class A2 –5.23% 3/20/30
(b)
1,125,681 1,135,565
Series 2024-2 Class A3 –5.61% 4/20/28
(b)
2,700,000 2,753,808
Series 2024-3 Class A3 –4.98% 8/21/28
(b)
1,870,000 1,899,493
Series 2024-4 Class A3 –4.56% 11/20/28
(b)
1,400,000 1,412,854
First Help Financial Trust (FHF)
Series 2022-1A Class A –4.43% 1/18/28
(b)
357,863 357,818
Series 2022-2A Class A –6.14% 12/15/27
(b)
102,382 102,770
Series 2023-1A Class A2 –6.57% 6/15/28
(b)
445,867 449,258
Series 2023-2A Class A2 –6.79% 10/15/29
(b)
616,757 624,535
Series 2024-2A Class A2 –5.89% 6/15/30
(b)
1,795,153 1,812,485

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a
$ Principal
Amount $ Value
a a a a
Series 2024-3A Class A2 –4.94% 11/15/30
(b)
2,873,156 2,870,438
Series 2025-1A Class A2 –4.92% 2/15/31
(b)
4,656,937 4,650,286
Huntington Bank Auto Credit-Linked Notes (HACLN)
Series 2024-2 Class B1 –5.44% 10/20/32
(b)
1,280,028 1,293,096
Series 2025-1 Class B –4.96% 3/21/33
(b)
4,041,752 4,068,633
Series 2025-2 Class B1 –4.84% 9/20/33
(b)
3,876,817 3,889,303
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(b)
50,203 50,217
Series 2023-1A Class B –5.59% 8/16/27
(b)
2,500,000 2,502,842
Series 2023-4A Class A3 –6.1% 12/15/27
(b)
1,264,320 1,268,342
Lendbuzz Auto Receivables Trust (LBZZ)
Series 2024-A Class A –5.94% 5/15/31
(b)
3,968,385 4,004,240
Series 2025-A Class A –5.5% 12/31/99
(b)
4,081,232 4,094,326
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(b)
2,008,882 2,037,240
Series 2023-3A Class A2 –7.5% 12/15/28
(b)
3,352,278 3,414,316
Series 2024-1A Class A2 –6.19% 8/15/29
(b)
1,108,861 1,116,263
Series 2024-2A Class A2 –5.99% 5/15/29
(b)
3,279,633 3,301,307
Series 2024-3A Class A2 –4.97% 10/15/29
(b)
1,618,175 1,619,997
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(b)
3,729,401 3,752,277
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(b)
99,232 98,980
Series 2022-1A Class C –1.42% 7/14/28
(b)
4,100,000 4,070,821
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(b)
1,945,944 1,949,039
Series 2023-4A Class A –7.54% 3/25/32
(b)
2,252,876 2,262,621
SAFCO Auto Receivables Trust (SAFCO)
Series 2024-1A Class A –6.51% 3/20/28
(b)
259,831 260,113
Series 2025-1A Class A –5.46% 9/10/29
(b)
7,685,034 7,668,545
Tricolor Auto Securitization Trust (TAST)
Series 2024-3A Class A –5.22% 6/15/28
(b)
677,793 618,506
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class B –6.57% 6/10/27
(b)
1,021,050 1,021,529
Series 2025-1 Class B –5.05% 2/10/28
(b)
7,700,000 7,724,106
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(b)
3,297,020 3,343,962
Series 2024-1A Class A1 –5.49% 2/18/39
(b)
3,195,253 3,234,436
Series 2024-2A Class A1 –4.87% 6/21/39
(b)
5,429,740 5,487,360
a
110,277,410
a
Collateralized Loan Obligations
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A –6.09% 10/20/33 Floating Rate
(TSFR3M + 176)
(b) (c)
6,000,000 6,000,000
Series 2021-6A Class AR 10/20/37 Floating Rate
(TSFR3M + 150)
(b) (c)
4,000,000 4,004,752
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –5.89% 6/15/34 Floating Rate
(TSFR3M + 185)
(b) (c)
1,980,837 1,985,334
Cerberus Loan Funding LII LLC (CERB)
Series 2025-3A Class A –5.49% 10/15/37 Floating Rate
(TSFR3M + 152)
(b) (c)
2,500,000 2,506,794
Cerberus Loan Funding XLIII LLC (CERB)
Series 2023-4A Class A –6.74% 10/15/35 Floating Rate
(TSFR3M + 243)
(b) (c)
3,000,000 3,025,077
Cerberus Loan Funding XXXII, LP (CERB)
Series 2021-2A Class A –6.2% 4/22/33 Floating Rate
(TSFR3M + 188)
(a) (b) (c)
2,928,929 2,932,679
CIFC-LBC Middle Market CLO LLC (CLBC)
Series 2023-1A Class A1 –6.93% 10/20/35 Floating
Rate (TSFR3M + 260)
(b) (c)
5,000,000 5,016,899
a
a
$ Principal
Amount $ Value
a a a a
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1R –5.84% 10/15/37 Floating
Rate (TSFR3M + 155)
(a) (b) (c)
5,000,000 5,013,462
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –6.13% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,501,780
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class AT –6.13% 4/25/33 Floating Rate
(TSFR3M + 181)
(a) (b) (c)
3,038,860 3,042,365
Greensledge Capital Markets (GCM)
Series 2025-1A Class A –6.69% 6/20/36
(b) (c)
2,195,062 2,188,466
Guggenheim Investments Private Debt Fund IV Rated
Note Feeder LLC (GCFRF)
Series 2025-1A Class A1 –7.05% 4/10/38 Floating Rate
(TSFR3M + 300)
(b) (c)
2,785,698 2,791,940
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1R3 –5.63% 7/23/37 Floating Rate
(TSFR3M + 152)
(b) (c)
3,500,000 3,508,993
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class A1R –6.27% 7/15/33 Floating
Rate (TSFR3M + 195)
(a) (b) (c)
5,000,000 5,005,641
Series 2023-1A Class AR –5.98% 7/15/37 Floating Rate
(TSFR3M + 165)
(a) (b) (c)
3,400,000 3,410,844
Monroe Capital Funding CLO X Ltd. (MCFCL)
Series 2023-1A Class A1R –5.77% 4/15/37 Floating Rate
(TSFR3M + 145)
(a) (b) (c)
3,000,000 3,007,500
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –5.8% 9/14/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
7,500,000 7,510,670
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class A –7.07% 4/5/37 Floating Rate
(TSFR3M + 275)
(a) (b) (c)
4,150,000 4,114,132
Silver Point SCF CLO V, Ltd. (SPCSL)
Series 2025-1A Class A1 –5.83% 4/20/38 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
2,875,000 2,882,279
Starwood Commercial Mortgage Trust (STWD)
Series 2025-SIF5A Class A –5.8% 4/15/37 Floating Rate
(TSFR3M + 155)
(b) (c)
5,000,000 5,031,395
Series 2025-SIF6A Class A1 10/17/37 Floating Rate
(TSFR3M + 155)
(a) (b) (c)
7,400,000 7,408,769
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class A1 –6.27% 4/17/36 Floating
Rate (TSFR3M + 195)
(b) (c)
5,000,000 5,027,803
Windhill CLO 4, Ltd. (WINDHL)
Series 2025-1A Class A 10/22/37 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
5,000,000 5,003,750
a
91,921,324
a
Consumer & Specialty Finance
ACHV ABS Trust (ACHV)
Series 2025-1PL Class C –5.31% 4/26/32
(b)
1,362,000 1,365,312
Aqua Finance Issuer Trust (AQFIT)
Series 2025-A Class A –5.25% 12/19/50
(b)
5,778,818 5,887,305
Series 2025-B Class A –4.79% 5/17/51
(b)
2,674,151 2,693,000
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(b)
95,843 94,831
Series 2022-B Class B –4.84% 6/18/35
(b)
145,425 145,428
Series 2023-A Class A –5.55% 4/17/36
(b)
578,440 579,387
Series 2023-B Class A –6.92% 12/17/36
(b)
629,209 659,699
Series 2024-1CON Class A –5.81% 4/17/35
(b)
689,407 708,561
BHG Owner Loan Trust (BOLT)
Series 2025-1CON Class A –5% 8/18/36
(b)
9,570,549 9,684,810

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a
$ Principal
Amount $ Value
a a a a
Finance of America HECM Buyout (FAHB)
Series 2024-HB1 Class A1A –4% 10/1/34
(b) (c)
2,857,736 2,850,200
Series 2024-HB1 Class A1B –4% 10/1/34
(b) (c)
4,000,000 3,960,017
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(b)
769,666 734,682
Series 2023-1A Class A –5.67% 12/15/43
(b)
1,070,019 1,097,372
Series 2023-2A Class A –6.53% 6/15/49
(b)
2,334,254 2,438,705
Series 2024-1A Class A –5.5% 12/15/49
(b)
2,169,990 2,219,301
Series 2024-2A Class A –4.6% 3/15/50
(b)
1,178,686 1,181,599
Series 2025-1A Class A –4.95% 4/15/50
(b)
4,922,854 4,990,932
Series 2025-2A Class A –4.67% 4/15/52
(b)
2,172,545 2,183,783
Goodleap Home Improvement Solutions Trust (GDLP)
Series 2024-1A Class A –5.35% 10/20/46
(b)
1,813,299 1,838,817
Greensky Home Improvement Issuer Trust (GSKY)
Series 2024-2 Class A2 –5.25% 10/27/59
(b)
1,699,999 1,705,292
Series 2024-2 Class A4 –5.15% 10/27/59
(b)
1,624,511 1,644,691
Series 2025-1A Class A4 –5.22% 3/25/60
(b)
633,359 642,273
Series 2025-2A Class A3 –5.02% 6/25/60
(b)
2,000,000 2,029,697
GreenSky Home Improvement Trust (GSKY)
Series 2024-1 Class A2 –5.88% 6/25/59
(b)
929,928 934,894
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A –2.74% 2/25/39
(b)
85,850 84,491
Octane Receivables Trust (OCTL)
Series 2023-1A Class A –5.87% 5/21/29
(b)
87,403 87,548
Series 2023-2A Class A2 –5.88% 6/20/31
(b)
295,616 295,912
Series 2024-2A Class A2 –5.8% 7/20/32
(b)
3,502,032 3,534,674
Pagaya AI Debt Grantor Trust (PAID)
Series 2024-11 Class B –5.64% 7/15/32
(b)
2,300,202 2,317,381
Series 2024-8 Class B –5.46% 1/15/32
(b)
5,610,198 5,634,155
Series 2025-1 Class B –5.63% 7/15/32
(b)
2,999,744 3,034,504
Series 2025-2 Class A2 –4.96% 10/15/32
(b)
3,999,580 4,010,022
Pagaya AI Debt Selection Trust (PAID)
Series 2021-HG1 Class A –1.22% 1/16/29
(b)
11,096 11,079
Pagaya AI Debt Trust (PAID)
Series 2022-5 Class A –8.1% 6/17/30
(b)
19,626 19,646
Series 2024-1 Class A –6.66% 7/15/31
(b)
196,812 198,125
Series 2024-3 Class B –6.57% 10/15/31
(b)
2,955,608 2,976,447
Pagaya Point of Sale Holdings Grantor Trust (POSH)
Series 2025-1 Class A –5.72% 1/20/34
(b)
5,000,000 5,060,740
Reach ABS Trust (REACH)
Series 2024-1A Class A –6.3% 2/18/31
(b)
118,226 118,400
Series 2024-2A Class A –5.88% 7/15/31
(b)
618,998 622,267
Series 2025-1A Class A –4.96% 8/16/32
(b)
847,390 849,930
Series 2025-1A Class B –5.34% 8/16/32
(b)
3,000,000 3,046,633
a
84,172,542
a
Data Center
Compass Datacenters Issuer III LLC (CMDC)
Series 2025-1A Class A2 –5.66% 2/25/50
(b)
1,500,000 1,532,854
Switch ABS Issuer, LLC (SWTCH)
Series 2025-1A Class A2 –5.04% 3/25/55
(b)
5,000,000 4,961,462
a
6,494,316
a
Equipment
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(b)
312,175 312,977
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(b)
1,248,993 1,261,635
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(b)
1,046,229 1,058,310
a
a
$ Principal
Amount $ Value
a a a a
Amur Equipment Finance Receivables XIV LLC (AXIS)
Series 2024-2A Class A2 –5.19% 7/21/31
(b)
2,571,468 2,606,077
Amur Equipment Finance Receivables XV LLC (AXIS)
Series 2025-1A Class A2 –4.7% 9/22/31
(b)
3,062,500 3,092,949
Auxilior Term Funding LLC (XCAP)
Series 2023-1A Class A2 –6.18% 12/15/28
(b)
1,252,239 1,261,640
Series 2024-1A Class A3 –5.49% 7/15/31
(b)
3,500,000 3,571,686
Crossroads Asset Trust (XROAD)
Series 2024-A Class A2 –5.9% 8/20/30
(b)
963,120 976,315
Dell Equipment Finance Trust (DEFT)
Series 2023-3 Class A3 –5.93% 4/23/29
(b)
2,327,207 2,343,084
Series 2024-1 Class A3 –5.39% 3/22/30
(b)
1,830,000 1,847,416
Series 2024-2 Class A3 –4.59% 8/22/30
(b)
900,000 907,100
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(b)
1,478,988 1,490,469
DLLMT LLC (DLLMT)
Series 2024-1A Class A3 –4.84% 8/21/28
(b)
3,520,000 3,560,616
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(b)
1,078,438 1,083,452
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A3 –6.46% 9/20/32
(b)
615,903 626,037
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2024-2 Class A3 –5% 9/15/28
(b)
2,160,000 2,195,293
HPEFS Equipment Trust (HPEFS)
Series 2024-2A Class A3 –5.36% 10/20/31
(b)
1,125,000 1,133,780
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(b)
2,060,000 2,099,718
M&T Equipment Notes (MTLRF)
Series 2024-1A Class A2 –4.99% 8/18/31
(b)
1,904,873 1,911,816
MMAF Equipment Finance LLC (MMAF)
Series 2023-A Class A2 –5.79% 11/13/26
(b)
315,406 316,114
NMEF Funding  LLC (NMEF)
Series 2025-B Class A2 –4.64% 1/18/33
(b)
2,000,000 2,009,006
NMEF Funding LLC (NMEF)
Series 2025-A Class A2 –4.72% 7/15/32
(b)
3,531,611 3,549,268
OWN Equipment Fund I LLC (EQS)
Series 2024-2M Class A –5.7% 12/20/32
(b)
3,078,077 3,127,167
OWN Equipment Fund II LLC (EQS)
Series 2025-1M Class A –5.48% 9/26/33
(b)
1,641,350 1,658,875
SCF Equipment Leasing LLC (SCFET)
Series 2023-1A Class A3 –6.17% 5/20/32
(b)
2,115,168 2,147,968
a
46,148,768
a
Fiber
ALLO Issuer LLC (ALLO)
Series 2024-1A Class A2 –5.94% 7/20/54
(b)
3,000,000 3,059,570
Series 2025-1A Class A2 –5.53% 4/20/55
(b)
3,500,000 3,556,134
Series 2025-1A Class B –6.16% 4/20/55
(b)
5,000,000 5,108,822
Zayo Issuer LLC (ZAYO)
Series 2025-1A Class A2 –5.65% 3/20/55
(b)
1,750,000 1,785,016
a
13,509,542
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 3,000,000 3,059,626
a
Total Asset-Backed Securities (Cost $352,801,505) 355,583,528

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
Commercial Mortgage-Backed Securities - 8.9% a
a
$ Principal
Amount $ Value
a a a a
Acrec LLC (ACREC)
Series 2025-FL3 Class A –5.45% 8/18/42 Floating Rate
(TSFR1M + 131)
(b)
4,000,000 4,001,167
Arbor Realty Collateralized Loan Obligation, Ltd. (ARCLO)
Series 2025-BTR1 Class AS –6.77% 1/20/41 Floating
Rate (TSFR1M + 264)
(b)
7,000,000 6,985,633
Arbor Realty Commercial Real Estate Notes LLC (ARCREN)
Series 2025-FL1 Class AS –5.97% 1/20/43 Floating
Rate (TSFR1M + 183)
(b)
5,200,000 5,200,763
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –7.01% 8/17/41 Floating
Rate (TSFR1M + 287)
(a) (b)
5,000,000 5,006,849
AREIT, Ltd. (AREIT)
Series 2024-CRE9 Class AS –6.39% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 5,001,195
Series 2025-CRE10 Class A –5.53% 12/17/29 Floating
Rate (TSFR1M + 139)
(a) (b)
5,000,000 5,002,985
Brightspire Capital, Inc. (BRSP)
Series 2024-FL2 Class E –10.67% 8/19/37 Floating Rate
(TSFR1M + 654)
(a) (b)
499,000 509,400
BRSP Ltd. (BRSP)
Series 2021-FL1 Class A –5.4% 8/19/38 Floating Rate
(TSFR1M + 126)
(a) (b)
915,667 913,428
Series 2024-FL2 Class A –6.08% 8/19/37 Floating Rate
(TSFR1M + 195)
(a) (b)
5,000,000 5,002,224
BX Trust (BX)
Series 2025-ROIC Class A –5.29% 3/15/30 Floating
Rate (TSFR1M + 114)
(b)
5,976,690 5,970,634
Dwight Issuer LLC (DWIGHT)
Series 2025-FL1 Class A –5.8% 6/18/42 Floating Rate
(TSFR1M + 166)
(b)
7,500,000 7,513,812
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.75% 7/16/35 Floating Rate
(TSFR1M + 161)
(a) (b)
711,433 711,503
Series 2021-FL3 Class AS –6.1% 7/16/35 Floating Rate
(TSFR1M + 196)
(a) (b)
7,500,000 7,501,723
HGI CRE CLO Ltd. (HGI)
Series 2021-FL2 Class A –5.26% 9/17/36 Floating Rate
(TSFR1M + 111)
(a) (b)
133,951 134,136
Series 2021-FL2 Class B –5.76% 9/17/36 Floating Rate
(TSFR1M + 161)
(a) (b)
4,000,000 3,987,642
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(b),(d)
4,300,000 176,943
KREF Ltd. (KREF)
Series 2021-FL2 Class A –5.33% 2/15/39 Floating Rate
(TSFR1M + 118)
(a) (b)
2,194,643 2,189,211
LoanCore Issuer LLC (LNCR)
Series 2025-CRE8 Class A –5.53% 8/17/42 Floating
Rate (TSFR1M + 139)
(b)
2,500,000 2,506,199
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –5.56% 7/15/36 Floating
Rate (TSFR1M + 141)
(a) (b)
363,997 364,256
Series 2021-CRE5 Class C –6.61% 7/15/36 Floating
Rate (TSFR1M + 246)
(a) (b)
1,500,000 1,496,156
NRTH Commercial Mortgage Trust (NRTH)
Series 2025-PARK Class A –5.54% 10/15/40 Floating
Rate (TSFR1M + 139)
(b)
5,000,000 4,987,500
PFP Ltd. (PFP)
Series 2024-11 Class A –6.05% 9/17/39 Floating Rate
(TSFR1M + 183)
(a) (b)
2,576,142 2,577,359
Series 2024-11 Class AS –6.41% 9/17/39 Floating Rate
(TSFR1M + 219)
(a) (b)
4,725,652 4,728,295
Series 2025-12 Class A –5.63% 12/18/42 Floating Rate
(TSFR1M + 149)
(a) (b)
5,000,000 5,003,347
a
a
$ Principal
Amount $ Value
a a a a
SKY Trust (SKY)
Series 2025-LINE Class A –6.74% 4/15/42 Floating Rate
(TSFR1M + 259)
(b)
4,956,140 4,955,869
STWD Ltd. (STWD)
Series 2022-FL3 Class A –5.72% 11/15/38 Floating Rate
(SOFR30A + 135)
(a) (b)
3,455,393 3,446,966
SWCH Commercial Mortgage Trust (SWCH)
Series 2025-DATA Class A –5.59% 2/15/42 Floating
Rate (TSFR1M + 144)
(b)
7,500,000 7,471,669
TPG Real Estate Finance (TRTX)
Series 2025-FL6 Class A –5.67% 9/18/42 Floating Rate
(TSFR1M + 154)
(a) (b)
4,000,000 3,992,387
TRTX Issuer, Ltd. (TRTX)
Series 2021-FL4 Class C –6.66% 3/15/38 Floating Rate
(TSFR1M + 251)
(a) (b)
5,000,000 5,001,506
a
Total Commercial Mortgage-Backed Securities (Cost $116,356,115) 112,340,757
Mortgage-Backed Securities - 35.5% a
a a a a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 4107 Class LW –1.75% 8/15/27 2,046,234 2,010,066
Series 4281 Class AG –2.5% 12/15/28 1 1
Series 3003 Class LD –5% 12/15/34 260,307 266,787
Series 2952 Class PA –5% 2/15/35 63,869 63,624
Series 5486 Class VB –5% 5/25/35 4,729,628 4,724,505
Series 3620 Class PA –4.5% 12/15/39 157,654 158,059
Series 3842 Class PH –4% 4/15/41 263,198 261,186
Series 5436 Class AB –5.5% 4/25/49 6,342,454 6,392,185
Series 550 Class MJ –5.5% 5/25/49 8,489,375 8,553,494
Series 5444 Class BC –5.5% 7/25/49 4,703,263 4,742,036
Series 5501 Class NA –5.5% 7/25/49 8,334,914 8,396,047
Series 5501 Class NE –5.5% 7/25/49 4,167,457 4,198,024
Series 5440 Class B –5.5% 9/25/49 3,225,037 3,277,792
Series 5444 Class AB –5.5% 9/25/49 4,317,406 4,320,400
Series 5413 Class JA –5.5% 1/25/50 3,699,975 3,779,024
Series 5490 Class LC –5.5% 8/25/50 4,088,145 4,128,412
Series 5407 Class AB –5.5% 11/25/50 3,114,230 3,138,433
Series 5301 Class ED –5% 4/25/53 6,185,323 6,232,081
a
Pass-Through Securities
Pool# J13949 – 3.5% 12/1/25 9,864 9,830
Pool# E02804 – 3% 12/1/25 16,227 16,178
Pool# J14649 – 3.5% 4/1/26 21,535 21,447
Pool# E02948 – 3.5% 7/1/26 167,317 166,551
Pool# J16663 – 3.5% 9/1/26 209,885 208,863
Pool# E03033 – 3% 2/1/27 142,324 141,279
Pool# ZS8692 – 2.5% 4/1/33 427,898 411,372
Pool# G01818 – 5% 5/1/35 329,970 338,071
Pool# SB8257 – 5.5% 9/1/38 4,428,717 4,532,816
Pool# SB8278 – 5.5% 1/1/39 2,943,724 3,012,945
Pool# SB8287 – 5% 3/1/39 5,037,248 5,096,539
Pool# SB8293 – 5% 4/1/39 4,774,108 4,830,307
Series 5440 Class NG –5.5% 9/25/49 2,792,592 2,796,144
Series 5407 Class DA –5.5% 11/25/49 3,528,589 3,557,257
Series 5450 Class KA –4.5% 6/25/51 14,978,867 14,994,223
104,775,978

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a
$ Principal
Amount $ Value
a a a a
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-87 Class VK –5% 6/25/35 5,644,485 5,661,637
Series 2023-12 Class GB –6% 6/25/45 2,690,955 2,745,069
Series 2024-20 Class HD –5.5% 3/25/46 3,379,128 3,414,572
Series 2024-21 Class DA –5.5% 12/25/46 3,921,082 3,936,133
Series 2024-20 Class CA –5.5% 1/25/47 1,746,645 1,753,596
Series 2024-41 Class GA –5.5% 2/25/48 3,933,451 3,982,461
Series 2024-9 Class CE –5% 10/25/48 2,657,811 2,666,326
Series 2024-97 Class BA –5.5% 4/25/49 8,891,711 8,979,418
Series 2024-20 Class EA –5.5% 8/25/49 2,482,179 2,496,567
Series 2024-65 Class BA –5% 8/25/49 13,744,716 13,777,775
Series 2024-61 Class CA –5% 11/25/49 10,612,864 10,621,351
Series 2025-9 Class EA –5.5% 4/25/50 8,034,223 8,114,628
Series 2025-59 Class MA –5% 3/25/51 6,452,050 6,463,737
a
Pass-Through Securities
Pool# 310139 – 3.5% 11/1/25 7,398 7,375
Pool# AB1769 – 3% 11/1/25 3,880 3,866
Pool# AH3429 – 3.5% 1/1/26 57,005 56,773
Pool# AB2251 – 3% 2/1/26 18,896 18,809
Pool# AB3902 – 3% 11/1/26 57,729 57,264
Pool# AB4482 – 3% 2/1/27 376,026 372,764
Pool# AL1366 – 2.5% 2/1/27 135,348 133,864
Pool# AB6291 – 3% 9/1/27 102,913 101,874
Pool# MA3189 – 2.5% 11/1/27 167,883 165,360
Pool# MA3791 – 2.5% 9/1/29 568,663 554,319
Pool# BM5708 – 3% 12/1/29 309,575 306,017
Pool# MA0587 – 4% 12/1/30 671,613 668,607
Pool# BA4767 – 2.5% 1/1/31 345,593 334,016
Pool# AS7701 – 2.5% 8/1/31 1,201,831 1,160,864
Pool# 555531 – 5.5% 6/1/33 636,060 652,485
Pool# MA3540 – 3.5% 12/1/33 443,912 437,996
Pool# 725232 – 5% 3/1/34 59,734 60,583
Pool# 995112 – 5.5% 7/1/36 305,434 317,199
Pool# MA5311 – 5% 3/1/39 4,009,791 4,056,993
84,080,298
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2025-99 Class GA –5.5% 3/20/48 7,947,583 8,057,667
Series 2024-23 Class KA –5.5% 4/20/48 3,965,707 3,992,434
Series 2024-197 Class PJ –6.5% 2/20/53 2,428,861 2,454,848
a
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 249,621 247,869
14,752,818
a
Non-Government Agency
Collateralized Mortgage Obligations
A&D Mortgage Trust (ADMT)
Series 2024-NQM3 Class A1 –6.45% 7/25/69
(b) (c)
3,161,379 3,209,574
Series 2025-NQM2 Class A1 –5.79% 6/25/70
(b) (c)
2,877,218 2,905,518
Series 2025-NQM3 Class A1 –5.37% 8/25/70
(b) (c)
6,419,057 6,445,609
Series 2025-NQM4 Class A1A –5.23% 10/25/70
(b) (c)
4,854,254 4,866,756
Angel Oak Mortgage Trust (AOMT)
Series 2025-1 Class A1 –5.69% 1/25/70
(b) (c)
3,620,650 3,659,942
Series 2025-2 Class A1 –5.64% 2/25/70
(b) (c)
2,725,605 2,753,080
Series 2025-3 Class A1 –5.42% 3/25/70
(b) (c)
4,630,714 4,664,546
a
a
$ Principal
Amount $ Value
a a a a
Series 2025-5 Class A1 –5.57% 4/25/70
(b) (c)
3,499,932 3,533,857
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3A Class A1 –2.72% 11/25/59
(b) (c)
156,487 155,272
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(b) (c)
3,155,062 3,195,079
Series 2024-2 Class A4A –6% 2/25/55
(b) (c)
3,472,035 3,513,753
Series 2024-4 Class A4 –6% 3/25/55
(b) (c)
2,882,516 2,928,619
Series 2024-9 Class A6 –5.5% 9/25/55
(b) (c)
1,352,700 1,356,461
Citigroup Mortgage Loan Trust (CMLTI)
Series 2014-A Class A –4% 1/25/35
(b) (c)
232,957 227,892
Cross Mortgage Trust (CROSS)
Series 2025-H1 Class A1 –5.74% 2/25/70
(b) (c)
6,247,832 6,316,241
Series 2025-H2 Class A1 –5.36% 3/25/70
(b) (c)
1,823,105 1,834,801
Series 2025-H4 Class A1 –5.6% 6/25/70
(b) (c)
1,981,702 2,001,215
Series 2025-H7 Class A1A –4.93% 9/25/70
(b) (c)
5,000,000 4,997,304
Finance of America Structured Securities Trust (FASST)
Series 2025-S3 Class A1 –3.5% 9/25/55
(b) (c)
4,000,000 3,884,802
Series 2024-S1 Class A1 –3.5% 2/25/74
(b) (c)
4,441,848 4,351,210
Series 2025-S1 Class A1 –3.5% 2/25/75
(b)
2,886,215 2,793,192
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(b) (c)
248,677 231,733
Series 2021-7 Class A5 –2.5% 8/25/51
(b) (c)
4,238,810 3,799,668
Series 2021-10IN Class A6 –2.5% 10/25/51
(b) (c)
3,770,898 3,397,340
GCAT Trust (GCAT)
Series 2025-NQM1 Class A1 –5.37% 11/25/69
(b) (c)
4,541,324 4,571,013
Series 2025-NQM5 Class A1 –4.98% 8/25/70
(b) (c)
3,000,000 2,999,976
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2021-PJ9 Class A8 –2.5% 2/26/52
(b) (c)
2,678,388 2,396,492
Series 2022-PJ1 Class A8 –2.5% 5/28/52
(b) (c)
3,309,302 2,938,606
Series 2022-PJ2 Class A24 –3% 6/25/52
(b) (c)
2,050,784 1,871,582
Series 2024-PJ5 Class A15 –6% 9/25/54
(b) (c)
2,723,062 2,754,571
Series 2024-PJ8 Class A8 –5.5% 2/25/55
(b) (c)
3,295,707 3,297,967
Series 2025-PJ3 Class A8 –5.5% 7/25/55
(b) (c)
4,320,569 4,348,028
Series 2020-NQM1 Class A1 –1.38% 9/27/60
(b) (c)
236,431 224,579
Series 2025-NQM2 Class A1 –5.65% 6/25/65
(b) (c)
6,494,869 6,551,554
Series 2025-NQM3 Class A1 –5.14% 11/25/65
(b) (c)
2,896,740 2,902,013
Homes Trust (HOMES)
Series 2025-NQM1 Class A1 –5.55% 1/25/70
(b) (c)
3,217,897 3,243,372
Series 2025-NQM2 Class A1 –5.42% 2/25/70
(b) (c)
2,811,759 2,829,539
Series 2025-NQM3 Class A1 –5.63% 2/25/70
(b) (c)
4,809,298 4,854,851
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 –3.5% 6/25/29
(b) (c)
75,334 74,853
Series 2014-5 Class A1 –2.6% 10/25/29
(b) (c)
431,204 424,619
Series 2016-3 Class 2A1 –2.94% 10/25/46
(b) (c)
600,728 566,912
Series 2017-3 Class 2A2 –2.5% 8/25/47
(b) (c)
1,552,340 1,364,090
Series 2018-6 Class 2A2 –3% 12/25/48
(b) (c)
143,352 137,504
Series 2020-8 Class A4 –3% 3/25/51
(b) (c)
75,274 74,220
Series 2021-4 Class A4 –2.5% 8/25/51
(b) (c)
1,675,918 1,517,650
Series 2021-6 Class A4 –2.5% 10/25/51
(b) (c)
3,815,089 3,434,642
Series 2021-8 Class A4 –2.5% 12/25/51
(b) (c)
1,249,164 1,124,936
Series 2022-2 Class A4A –2.5% 8/25/52
(b) (c)
1,507,568 1,345,876
Series 2023-6 Class A4A –5.5% 12/26/53
(b) (c)
1,900,235 1,906,381
Series 2024-2 Class A6A –6% 8/25/54
(b) (c)
717,233 716,735
Series 2024-4 Class A4A –6% 10/25/54
(b) (c)
1,983,151 2,002,977
Series 2024-5 Class A6 –6% 11/25/54
(b) (c)
4,311,130 4,342,998
Series 2024-10 Class A6 –5.5% 3/25/55
(b) (c)
2,457,640 2,464,301
Series 2024-11 Class A6A –5.5% 4/25/55
(b) (c)
3,992,184 4,003,099
Series 2025-3 Class A1B –5.56% 9/25/55
(b) (c)
2,517,347 2,525,234
Series 2025-7MPR Class A1D –5.32% 2/25/56
(b) (c)
3,500,000 3,504,849
Series 2025-NQM1 Class A1 –5.59% 6/25/65
(b) (c)
5,540,103 5,591,067
Series 2025-NQM2 Class A1 –5.57% 9/25/65
(b) (c)
963,675 972,546

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments (Unaudited)
September 30, 2025
a
a
$ Principal
Amount $ Value
a a a a
Morgan Stanley Residential Mortgage Loan Trust (MSRM)
Series 2025-NQM3 Class A1 –5.53% 5/25/70
(b) (c)
1,291,079 1,301,374
Series 2025-NQM4 Class A1 –5.59% 6/25/70
(b) (c)
2,897,794 2,924,123
Series 2025-DSC2 Class A1 –5.44% 7/25/70
(b) (c)
1,216,008 1,225,704
Series 2025-NQM6 Class A1 –5.15% 7/25/70
(b) (c)
4,000,000 4,009,463
Series 2025-DSC3 Class A1A –4.91% 9/25/70
(b) (c)
5,619,204 5,592,316
New Residential Mortgage Loan Trust (NRZT)
Series 2025-NQM2 Class A1 –5.57% 4/25/65
(b) (c)
1,354,019 1,368,804
Series 2025-NQM3 Class A1 –5.53% 5/25/65
(b) (c)
4,587,621 4,636,184
Onslow Bay Financial LLC (OBX)
Series 2025-NQM3 Class A1 –5.65% 12/1/64
(b) (c)
2,275,079 2,300,091
Series 2025-NQM1 Class A1 –5.55% 12/25/64
(b) (c)
2,652,658 2,676,925
Series 2025-NQM6 Class A1 –5.6% 3/25/65
(b) (c)
7,180,958 7,268,631
Series 2025-NQM6 Class A2 –5.76% 3/25/65
(b) (c)
3,590,479 3,623,081
Radian Mortgage Capital Trust (RMCT)
Series 2024-J2 Class A8 –5.5% 3/25/55
(b) (c)
2,259,497 2,262,423
Rate Mortgage Trust (RATE)
Series 2021-J3 Class A7 –2.5% 10/25/51
(b) (c)
3,565,728 3,171,698
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(b) (c)
4,412,864 3,972,886
Santander Mortgage Asset Receivable Trust (SAN)
Series 2025-NQM5 Class A1 –5.07% 8/25/65
(b) (c)
7,000,000 7,010,430
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A1 –4.5% 8/25/49
(b) (c)
1,975 1,969
Series 2020-3 Class A4 –3% 4/25/50
(b) (c)
118,935 117,378
Series 2023-3 Class A4 –6% 9/25/53
(b) (c)
2,257,722 2,285,132
Series 2024-3 Class A4 –6% 4/25/54
(b) (c)
2,694,120 2,722,044
Series 2024-4 Class A4 –6% 5/25/54
(b) (c)
2,281,940 2,309,778
Series 2024-5 Class A5 –6% 6/25/54
(b) (c)
1,790,929 1,811,528
Series 2024-10 Class A5 –5.5% 11/25/54
(b) (c)
2,393,224 2,404,476
Series 2025-6 Class A11 –5.5% 7/25/55
(b) (c)
8,228,564 8,277,286
Verus Securitization Trust (VERUS)
Series 2025-1 Class A1 –5.62% 1/25/70
(b) (c)
1,908,096 1,927,033
Series 2025-4 Class A1 –5.45% 5/25/70
(b) (c)
1,425,591 1,437,981
Series 2025-5 Class A1 –5.43% 6/25/70
(b) (c)
1,112,345 1,121,567
Series 2025-6 Class A1 –5.42% 7/25/70
(b) (c)
989,836 998,228
Series 2025-7 Class A1 –5.13% 8/25/70
(b) (c)
5,000,000 5,019,866
244,681,495
a
Total Mortgage-Backed Securities (Cost $448,906,484) 448,290,589
U.S. Treasuries - 17.4% a
a a a a
U.S. Treasury Notes
4.25% 10/15/25 12,000,000 12,000,028
4% 2/15/26 12,000,000 12,002,982
4.63% 3/15/26 10,000,000 10,034,641
4.88% 4/30/26 20,000,000 20,118,335
4.5% 7/15/26 22,000,000 22,124,250
1.88% 7/31/26 15,000,000 14,770,490
4.63% 9/15/26 12,000,000 12,101,343
1.63% 10/31/26 17,000,000 16,629,453
2.25% 2/15/27 2,000,000 1,962,148
1.13% 2/28/27 10,000,000 9,652,344
1.13% 2/29/28 16,000,000 15,089,687
4.38% 8/31/28 15,000,000 15,307,617
4.63% 9/30/28 4,000,000 4,112,891
4% 1/31/29 8,000,000 8,088,125
4% 2/28/30 4,000,000 4,047,031
4.13% 8/31/30 8,000,000 8,135,469
4.63% 9/30/30 15,000,000 15,594,141
a
a
$ Principal
Amount $ Value
a a a a
4.13% 7/31/31 11,000,000 11,169,297
4.13% 10/31/31 7,000,000 7,103,496
a
Total U.S. Treasuries (Cost $219,556,669) 220,043,768
Cash Equivalents - 4.7% a
Shares $ Value
a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.99% (Cost
$59,403,828)
(e)
59,403,828 59,403,828
Total Investments in Securities - 102.1%
(Cost $1,290,102,335) 1,290,477,883
Other Liabilities in Excess of Other Assets -  (2.1%) (26,027,830)
Net Assets - 100% 1,264,450,053
(a) Foreign domiciled entity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the total value of such securities was
$761,647,593 or 60.24% of net assets.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Defaulted bond.
(e) Rate presented represents the 7-day average yield at September 30, 2025.

Ultra Short Government Fund
Schedule of Investments (Unaudited)
September 30, 2025
The accompanying notes form an integral part of these financial statements.
Asset-Backed Securities - 0.0% a
a
$ Principal
Amount $ Value
a a a a
Automobile
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
19,179 19,074
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(a)
2,510 2,511
21,585
a
Total Asset-Backed Securities (Cost $21,678) 21,585
U.S. Treasuries - 13.8% a
a a a a
U.S. Treasury Notes
4.25% 12/31/25 (Cost $20,001,140) 20,000,000 20,015,145
Cash Equivalents - 86.2% a
a a a
U.S. Treasury Bills, 3.79% to 3.91%, 10/16/25
to 1/29/26
(b)
126,000,000 124,998,334
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.99%
(c)
559,992 559,992
a
Total Cash Equivalents (Cost $125,493,789) 125,558,326
Total Investments in Securities - 100.0%
(Cost $145,516,607) 145,595,056
Other Assets Less Other Liabilities -  0.0% 58,563
Net Assets - 100% 145,653,619
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the total value of such securities was $21,585 or 0.01% of net assets.
(b) Interest rate presented represents the effective yield at September 30, 2025.
(c) Rate presented represents the 7-day average yield at September 30, 2025.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)
The accompanying notes form an integral part of these financial statements.
(In U.S. dollars, except share data)
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Nebraska Tax
Free Income
Partners III
Opportunity
Short
Duration
Income
Ultra Short
Government
Assets:
Investments in securities at value*
#
:
Unaffiliated issuers 231,895,577 3,735,204,934 821,521,466 576,556,033 20,481,219 386,166,051 1,290,477,883 145,595,056
Non-controlled affiliates — — — — — 13,863,800 — —
231,895,577 3,735,204,934 821,521,466 576,556,033 20,481,219 400,029,851 1,290,477,883 145,595,056
Accrued interest and dividends receivable 719,572 29,481,747 184,037 186,840 213,249 87,044 6,397,090 236,796
Receivable for fund shares sold 5,414 12,222,992 1,959 2,117 — — 4,944,392 12,256
Receivable from adviser — — — — 3,996 — — —
Prepaid expenses 23,199 166,779 42,001 35,119 1,849 19,054 70,635 12,916
Cash 6 — — — — — — —
Unrealized appreciation on unfunded loan
commitments — 150,698 — — — — 45,223 —
Total assets 232,643,768 3,777,227,150 821,749,463 576,780,109 20,700,313 400,135,949 1,301,935,223 145,857,024
Liabilities:
Distributions payable — 469,950 — — — — 69,828 18,822
Due to adviser 119,622 1,285,261 642,433 420,272 — 352,789 423,023 22,564
Options written, at value
†
— — — — — 1,013,000 — —
Payable for collateral received on loaned securities 2,243,162 8,718,343 — 1,272,006 — — — —
Payable for securities purchased 327,772 47,095,385 — — 160,566 — 26,793,954 —
Payable for fund shares redeemed 297,297 6,056,945 435,604 27,816 — 58 10,128,667 123,398
Payable for custody and fund accounting expenses 18,031 50,813 30,230 22,819 16,017 21,054 24,589 15,843
Other 29,480 124,284 85,252 54,686 15,764 34,780 45,109 22,778
Total liabilities 3,035,364 63,800,981 1,193,519 1,797,599 192,347 1,421,681 37,485,170 203,405
Net assets 229,608,404 3,713,426,169 820,555,944 574,982,510 20,507,966 398,714,268 1,264,450,053 145,653,619
Composition of net assets:
Paid-in capital 177,035,441 3,705,356,814 330,154,189 217,548,807 21,405,150 190,856,142 1,265,794,820 145,579,606
Total distributable earnings 52,572,963 8,069,355 490,401,755 357,433,703 (897,184) 207,858,126 (1,344,767) 74,013
Net assets 229,608,404 3,713,426,169 820,555,944 574,982,510 20,507,966 398,714,268 1,264,450,053 145,653,619
Net assets
(a)
:
Investor Class 46,717,788 489,509,927 483,286,655 219,659,785 20,507,966 6,661,365 28,914,646
Institutional Class 182,890,616 3,223,916,242 337,269,289 355,322,725 392,052,903 1,235,535,407 145,653,619
Shares outstanding
(a)(b)
:
Investor Class 2,730,953 50,220,550 9,275,761 6,507,359 2,097,392 548,594 2,399,650
Institutional Class 10,659,242 330,677,836 6,259,325 10,169,750 28,845,385 102,299,695 14,577,695
Net asset value, offering and redemption price
(a)
:
Investor Class 17.11 9.75 52.10 33.76 9.78 12.14 12.05
Institutional Class 17.16 9.75 53.88 34.94 13.59 12.08 9.99
*   Cost of investments in securities:
Unaffiliated Issuers 185,697,315 3,724,823,254 484,962,012 280,245,497 20,958,595 212,607,009 1,290,102,335 145,516,607
Non-controlled affiliates — — — — — 634,534 — —
185,697,315 3,724,823,254 484,962,012 280,245,497 20,958,595 213,241,543 1,290,102,335 145,516,607
†   Premiums from options written — — — — — 669,199 — —
#
Includes securities on loan as shown in the Schedule of Investments.
(a)
Funds with a single share class are shown with the Investor Class, except for the Ultra Short Government Fund which has been designated Institutional Class.
(b)
Indefinite number of no par value shares authorized.

Statements of Operations
Period ended September 30, 2025 (Unaudited)
The accompanying notes form an integral part of these financial statements.
(In U.S. dollars)
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Nebraska
Tax Free
Income
Partners III
Opportunity
Short
Duration
Income
Ultra Short
Government
Investment Income:
Dividends 577,787 1,731,011 2,788,845 2,348,576 20,972 1,568,840 664,194 167,852
Interest 2,656,622 95,845,168 237,159 321,631 243,821 487,349 30,382,980 2,753,765
Income from securities lending 184 46,435 — 1,295 — 1,501 119 —
Foreign tax withholding — — (2,232) (7,355) — — — —
Total investment income 3,234,593 97,622,614 3,023,772 2,664,147 264,793 2,057,690 31,047,293 2,921,617
Fees and expenses*:
Investment advisory services 701,781 6,890,956 3,143,434 2,129,763 39,044 2,052,318 2,424,012 207,240
Business administration services
(1)
58,482 861,369 209,562 141,984 4,880 102,616 303,001 34,540
Administrative services:
(2)
Investor Class 46,106 605,886 427,546 204,728 7,275 7,481 41,364
Transfer agent services:
Investor Class 14,435 11,126 51,178 30,724 17,823 10,467 10,021
Institutional Class 11,246 11,037 16,591 15,561 16,537 14,206 21,210
Registration:
Investor Class 7,915 21,141 12,923 9,422 2,838 4,987 5,063
Institutional Class 11,800 103,967 10,643 10,073 13,878 39,485 11,094
Custody and fund accounting 44,717 206,655 74,377 57,761 33,696 51,656 94,532 34,856
Auditing and legal 20,258 92,905 34,395 27,874 12,674 24,271 43,341 15,330
Trustees 8,463 122,018 30,896 20,750 700 14,819 42,269 4,982
Printing 5,806 64,429 12,150 8,631 1,906 5,424 27,654 3,375
Other 7,514 85,370 30,959 17,409 798 10,058 30,434 6,743
938,523 9,076,859 4,054,654 2,674,680 121,634 2,314,511 3,075,382 339,370
Less expenses waived/reimbursed by investment adviser (84,067) (850,570) — — (77,687) — (317,506) (118,292)
Net expenses 854,456 8,226,289 4,054,654 2,674,680 43,947 2,314,511 2,757,876 221,078
Net investment income (loss) 2,380,137 89,396,325 (1,030,882) (10,533) 220,846 (256,821) 28,289,417 2,700,539
Realized and unrealized gain (loss) on investments:
Net realized gain (loss):
Unaffiliated issuers and foreign currencies 4,505,669 1,784,970 30,270,752 16,258,985 — 10,810,876 (506,304) 5
Options written — — — — — 100,595 — —
Net realized gain (loss) 4,505,669 1,784,970 30,270,752 16,258,985 — 10,911,471 (506,304) 5
Change in net unrealized appreciation (depreciation):
Unaffiliated issuers and foreign currencies (457,741) 24,662,232 (4,202,708) 5,320,353 380,437 (2,656,425) 5,259,910 81,178
Non-controlled affiliates — — — — — 4,228,150 — —
Unfunded loan commitments — (131,080) — — — — (40,468) —
Options written — — — — — (431,190) — —
Change in net unrealized appreciation (depreciation) (457,741) 24,531,152 (4,202,708) 5,320,353 380,437 1,140,535 5,219,442 81,178
Net realized and unrealized gain (loss) on investments 4,047,928 26,316,122 26,068,044 21,579,338 380,437 12,052,006 4,713,138 81,183
Net increase (decrease) in net assets resulting from operations 6,428,065 115,712,447 25,037,162 21,568,805 601,283 11,795,185 33,002,555 2,781,722
*
Additional information related to fees and expenses is included in the notes to the financial statements.
(1)
The Trust has a business administration agreement with the Adviser under which the Trust compensates the Adviser for providing business administration services for all share classes of the funds.
Services encompass supervising all aspects of the management and operations of the Trust, including monitoring Trust's relationships with third-party services providers that may be retained from time to time by the Trust.
(2)
The Trust has administrative services plans under which the Trust compensates the Adviser for administrative services provided to the Investor share class of the Funds. Administrative services are provided by the Adviser or by certain financial intermediaries with respect to non-distribution services to fund stakeholders. These services include, but are not limited to, providing shareholder statements, assisting with shareholder communications and sub-accounting services in connection with omnibus accounts.

STATEMENTS OF CHANGES IN NET ASSETS
The accompanying notes form an integral part of these financial statements.
Conservative Allocation Core Plus Income Large Cap Equity Multi Cap Equity
(In U.S. dollars)
Six months
ended
Sept. 30, 2025
(Unaudited)
Year ended
March 31, 2025
Six months
ended
Sept. 30, 2025
(Unaudited)
Year ended
March 31, 2025
Six months
ended
Sept. 30, 2025
(Unaudited)
Year ended
March 31, 2025
Six months
ended
Sept. 30, 2025
(Unaudited)
Year ended
March 31, 2025
Increase (decrease) in net assets:
From operations:
Net investment income (loss) 2,380,137 5,011,883 89,396,325 132,211,001 (1,030,882) (2,752,223) (10,533) (912,652)
Net realized gain (loss) 4,505,669 3,951,264 1,784,970 (1,871,839) 30,270,752 161,238,244 16,258,985 67,703,028
Change in net unrealized appreciation
(depreciation) (457,741) (3,208,651) 24,531,152 15,048,916 (4,202,708) (150,199,637) 5,320,353 (27,019,118)
Net increase (decrease) in net assets
resulting from operations 6,428,065 5,754,496 115,712,447 145,388,078 25,037,162 8,286,384 21,568,805 39,771,258
Distributions to shareholders
(a)
:
Investor Class (421,346) (2,407,029) (11,575,482) (18,028,585) — (55,152,981) — (16,812,524)
Institutional Class (1,718,608) (9,238,457) (76,589,187) (112,805,741) — (37,333,267) — (24,600,027)
Total distributions (2,139,954) (11,645,486) (88,164,669) (130,834,326) — (92,486,248) — (41,412,551)
Fund share transactions
(a)
:
Investor Class (3,364,551) (2,504,221) 41,403,879 171,992,262 (33,346,509) (10,712,395) (10,843,432) (14,764,481)
Institutional Class (8,278,151) 10,113,344 429,005,667 1,318,330,150 (28,102,209) 12,470,066 (1,169,191) 7,149,443
Net increase (decrease) from fund share
transactions (11,642,702) 7,609,123 470,409,546 1,490,322,412 (61,448,718) 1,757,671 (12,012,623) (7,615,038)
Total decrease (increase) in net assets (7,354,591) 1,718,133 497,957,324 1,504,876,164 (36,411,556) (82,442,193) 9,556,182 (9,256,331)
Net assets:
Beginning of period 236,962,995 235,244,862 3,215,468,845 1,710,592,681 856,967,500 939,409,693 565,426,328 574,682,659
End of period 229,608,404 236,962,995 3,713,426,169 3,215,468,845 820,555,944 856,967,500 574,982,510 565,426,328
(a)
Funds with a single share class are shown with the Investor Class, except for the Ultra Short Government Fund which has been designated Institutional Class.

The accompanying notes form an integral part of these financial statements.
STATEMENTS OF CHANGES IN NET ASSETS
(Continued)
Nebraska Tax Free Income Partners III Opportunity Short Duration Income Ultra Short Government
Six months
ended
Sept. 30, 2025
(Unaudited)
Year ended
March 31, 2025
Six months
ended
Sept. 30, 2025
(Unaudited)
Year ended
March 31, 2025
Six months
ended
Sept. 30, 2025
(Unaudited)
Year ended
March 31, 2025
Six months
ended
Sept. 30, 2025
(Unaudited)
Year ended
March 31, 2025
220,846 471,751 (256,821) (272,644) 28,289,417 45,391,793 2,700,539 7,356,883
— (31,809) 10,911,471 24,819,719 (506,304) 60,290 5 (5,040)
380,437 30,624 1,140,535 4,854,31 8 5,219,442 12,332,982 81,178 (8,178)
601,283 470,566 11,795,185 29,401,393 33,002,555 57,785,065 2,781,722 7,343,665
(221,464) (467,332) — (463,849) (652,792) (1,337,385) — —
— — — (28,332,298) (27,285,314) (43,769,412) (2,700,537) (7,356,263)
(221,464) (467,332) — (28,796,147) (27,938,106) (45,106,797) (2,700,537) (7,356,263)
1,434,231 (4,343,418) (141,963) 1,015,259 (1,010,427) 305,568
(28,890,559) (9,465,837) 109,117,861 281,266,870 3,827,525 (41,189,264)
1,434,231 (4,343,418) (29,032,522) (8,450,578) 108,107,434 281,572,438 3,827,525 (41,189,264)
1,814,050 (4,340,184) (17,237,337) (7,845,33 2 ) 113,171,883 294,250,706 3,908,710 (41,201,862)
18,693,916 23,034,100 415,951,605 423,796,937 1,151,278,170 857,027,464 141,744,909 182,946,771
20,507,966 18,693,916 398,714,268 415,951,60 5 1,264,450,053 1,151,278,170 145,653,619 141,744,909

FINANCIAL HIGHLIGHTS
The following financial information provides selected data, in U.S. dollars, for a share outstanding throughout the periods indicated.
The accompanying notes form an integral part of these financial statements.
Income (loss) from Investment Operations Distributions
Years ended March 31,
unless otherwise noted
Net asset value,
beginning of period
Net investment
income (loss)
Net gain (loss)
on securities
(realized
and unrealized)
Total from
investment
operations
Dividends
from net
investment
income
Distributions
from
realized gains
Total
distributions
Conservative Allocation - Investor Class
Six months ended 9/30/2025 (Unaudited) 16 .80 0 .16
(d)
0 .30 0 .46 ( 0 .15 ) — ( 0 .15 )
2025 17 .23 0 .34
(d)
0 .07 0 .41 ( 0 .35 ) ( 0 .49 ) ( 0 .84 )
2024 15 .69 0 .29
(d)
1 .59 1 .88 ( 0 .27 ) ( 0 .07 ) ( 0 .34 )
2023 16 .68 0 .17
(d)
( 0 .86 ) ( 0 .69 ) ( 0 .15 ) ( 0 .15 ) ( 0 .30 )
2022 16 .30 0 .05
(d)
0 .78 0 .83 ( 0 .04 ) ( 0 .41 ) ( 0 .45 )
2021 13 .54 0 .07
(d)
2 .86 2 .93 ( 0 .08 ) ( 0 .09 ) ( 0 .17 )
Conservative Allocation - Institutional Class
Six months ended 9/30/2025 (Unaudited) 16 .84 0 .18
(d)
0 .30 0 .48 ( 0 .16 ) — ( 0 .16 )
2025 17 .27 0 .37
(d)
0 .06 0 .43 ( 0 .37 ) ( 0 .49 ) ( 0 .86 )
2024 15 .71 0 .31
(d)
1 .60 1 .91 ( 0 .28 ) ( 0 .07 ) ( 0 .35 )
2023 16 .70 0 .20
(d)
( 0 .88 ) ( 0 .68 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 )
2022 16 .31 0 .08
(d)
0 .77 0 .85 ( 0 .05 ) ( 0 .41 ) ( 0 .46 )
2021 13 .55 0 .09
(d)
2 .87 2 .96 ( 0 .11 ) ( 0 .09 ) ( 0 .20 )
Core Plus Income - Investor Class
Six months ended 9/30/2025 (Unaudited) 9 .68 0 .24
(d)
0 .07 0 .31 ( 0 .24 ) — ( 0 .24 )
2025 9 .63 0 .49
(d)
0 .05 0 .54 ( 0 .49 ) — ( 0 .49 )
2024 9 .76 0 .49
(d)
( 0 .13 ) 0 .36 ( 0 .49 ) — ( 0 .49 )
2023 10 .45 0 .37
(d)
( 0 .70 ) ( 0 .33 ) ( 0 .35 ) ( 0 .01 ) ( 0 .36 )
2022 10 .86 0 .23
(d)
( 0 .40 ) ( 0 .17 ) ( 0 .21 ) ( 0 .03 ) ( 0 .24 )
2021 10 .14 0 .37
(d)
0 .91 1 .28 ( 0 .37 ) ( 0 .19 ) ( 0 .56 )
Core Plus Income - Institutional Class
Six months ended 9/30/2025 (Unaudited) 9 .68 0 .25
(d)
0 .07 0 .32 ( 0 .25 ) — ( 0 .25 )
2025 9 .63 0 .51
(d)
0 .05 0 .56 ( 0 .51 ) — ( 0 .51 )
2024 9 .76 0 .51
(d)
( 0 .14 ) 0 .37 ( 0 .50 ) — ( 0 .50 )
2023 10 .45 0 .37
(d)
( 0 .69 ) ( 0 .32 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 )
2022 10 .87 0 .24
(d)
( 0 .41 ) ( 0 .17 ) ( 0 .22 ) ( 0 .03 ) ( 0 .25 )
2021 10 .15 0 .38
(d)
0 .91 1 .29 ( 0 .38 ) ( 0 .19 ) ( 0 .57 )
Large Cap Equity - Investor Class
Six months ended 9/30/2025 (Unaudited) 50 .56 ( 0 .08 )
(d)
1 .62 1 .54 — — —
2025 55 .57 ( 0 .20 )
(d)
0 .99 0 .79 — ( 5 .80 ) ( 5 .80 )
2024 44 .48 ( 0 .14 )
(d)
14 .00 13 .86 — ( 2 .77 ) ( 2 .77 )
2023 56 .83 ( 0 .18 )
(d)
( 6 .23 ) ( 6 .41 ) — ( 5 .94 ) ( 5 .94 )
2022 54 .30 ( 0 .32 )
(d)
5 .18 4 .86 — ( 2 .33 ) ( 2 .33 )
2021 37 .98 ( 0 .21 )
(d)
21 .14 20 .93 — ( 4 .61 ) ( 4 .61 )
Large Cap Equity - Institutional Class
Six months ended 9/30/2025 (Unaudited) 52 .24 ( 0 .04 )
(d)
1 .68 1 .64 — — —
2025 57 .14 ( 0 .11 )
(d)
1 .02 0 .91 — ( 5 .80 ) ( 5 .80 )
2024 45 .61 ( 0 .07 )
(d)
14 .37 14 .30 — ( 2 .77 ) ( 2 .77 )
2023 58 .02 ( 0 .11 )
(d)
( 6 .36 ) ( 6 .47 ) — ( 5 .94 ) ( 5 .94 )
2022 55 .31 ( 0 .23 )
(d)
5 .27 5 .04 — ( 2 .33 ) ( 2 .33 )
2021 38 .55 ( 0 .11 )
(d)
21 .48 21 .37 — ( 4 .61 ) ( 4 .61 )
Multi Cap Equity - Investor Class
Six months ended 9/30/2025 (Unaudited) 32 .51 ( 0 .02 )
(d)
1 .27 1 .25 — — —
2025 32 .66 ( 0 .09 )
(d)
2 .44 2 .35 — ( 2 .50 ) ( 2 .50 )
2024 26 .44 ( 0 .12 )
(d)
6 .88 6 .76 — ( 0 .54 ) ( 0 .54 )
2023 32 .18 ( 0 .16 )
(d)
( 3 .68 ) ( 3 .84 ) — ( 1 .90 ) ( 1 .90 )
2022 33 .01 ( 0 .27 )
(d)
1 .81 1 .54 — ( 2 .37 ) ( 2 .37 )
2021 23 .32 ( 0 .28 )
(d)
13 .30 13 .02 — ( 3 .33 ) ( 3 .33 )
Multi Cap Equity - Institutional Class
Six months ended 9/30/2025 (Unaudited) 33 .62 0 .01
(d)
1 .31 1 .32 — — —
2025 33 .63 ( 0 .03 )
(d)
2 .52 2 .49 — ( 2 .50 ) ( 2 .50 )
2024 27 .16 ( 0 .07 )
(d)
7 .08 7 .01 — ( 0 .54 ) ( 0 .54 )
2023 32 .94 ( 0 .11 )
(d)
( 3 .77 ) ( 3 .88 ) — ( 1 .90 ) ( 1 .90 )
2022 33 .67 ( 0 .21 )
(d)
1 .85 1 .64 — ( 2 .37 ) ( 2 .37 )
2021 23 .70 ( 0 .23 )
(d)
13 .53 13 .30 — ( 3 .33 ) ( 3 .33 )
(a)
Not annualized for periods less than one year.
(b)
Annualized for periods less than one year.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(d)

The accompanying notes form an integral part of these financial statements.
FINANCIAL HIGHLIGHTS
(Continued)
The following financial information provides selected data, in U.S. dollars, for a share outstanding throughout the periods indicated.
Ratios/Supplemental Data
Ratio of expenses
to average net assets
Net asset value,
end of period Total return (%)
(a)
Net assets, end of
period ($000)
Prior to fee
waivers (%)
(b)
Net of fee
waivers (%)
(b)
Ratio of net
investment income
(loss) to average
net assets (%)
(b)
Portfolio
turnover
rate (%)
(a)(c)
17 .11 2.76 46,718 1.01 0.85 1.92 9
16 .80 2.32 49,221 1.00 0.85 1.99 25
17 .23 12.09 52,884 1.00 0.85 1.76 27
15 .69 (4.12) 53,269 0.99 0.85 1.12 20
16 .68 4.98 64,732 1.01 0.85 0.31 26
16 .30 21.74 64,736 1.14 0.85 0.44 29
17 .16 2.84 182,891 0.75 0.70 2.07 9
16 .84 2.42 187,742 0.76 0.70 2.14 25
17 .27 12.32 182,360 0.79 0.70 1.91 27
15 .71 (4.01) 152,221 0.79 0.70 1.29 20
16 .70 5.15 145,835 0.82 0.70 0.46 26
16 .31 21.93 141,277 0.89 0.70 0.58 29
9 .75 3.24 489,510 0.76 0.65 5.01 6
9 .68 5.75 444,553 0.78 0.62 5.11 11
9 .63 3.88 271,029 0.77 0.54 5.16 12
9 .76 (3.06) 124,729 0.82 0.50 3.72 24
10 .45 (1.67) 54,279 0.89 0.50 2.07 46
10 .86 12.79 53,944 1.09 0.50 3.42 38
9 .75 3.34 3,223,916 0.49 0.45 5.21 6
9 .68 5.93 2,770,915 0.52 0.45 5.28 11
9 .63 3.97 1,439,564 0.57 0.44 5.28 12
9 .76 (2.98) 473,847 0.59 0.40 3.76 24
10 .45 (1.67) 293,326 0.62 0.40 2.16 46
10 .87 12.88 110,303 0.80 0.40 3.54 38
52 .10 3.05 483,287 1.04 1.04 (0.32) 4
50 .56 0.55 502,017 1.03 1.03 (0.37) 31
55 .57 31.74 562,750 1.01 1.01 (0.28) 20
44 .48 (11.01) 499,565 1.04 1.04 (0.37) 9
56 .83 8.63 633,358 1.04 1.04 (0.53) 15
54 .30 56.97 616,462 1.11 1.09 (0.43) 14
53 .88 3.14 337,269 0.86 0.86 (0.14) 4
52 .24 0.72 354,950 0.86 0.86 (0.20) 31
57 .14 31.94 376,660 0.87 0.87 (0.14) 20
45 .61 (10.88) 274,095 0.89 0.89 (0.23) 9
58 .02 8.80 315,413 0.90 0.89 (0.37) 15
55 .31 57.28 311,177 0.97 0.89 (0.23) 14
33 .76 3.85 219,660 1.07 1.07 (0.13) 6
32 .51 6.86 222,333 1.06 1.06 (0.28) 16
32 .66 25.84 238,197 1.05 1.05 (0.43) 10
26 .44 (11.97) 228,650 1.07 1.07 (0.56) 6
32 .18 4.13 214,991 1.09 1.09 (0.78) 8
33 .01 58.17 231,482 1.18 1.09 (0.97) 7
34 .94 3.93 355,323 0.86 0.86 0.08 6
33 .62 7.12 343,093 0.87 0.87 (0.08) 16
33 .63 26.04 336,486 0.87 0.87 (0.24) 10
27 .16 (11.81) 293,201 0.89 0.89 (0.38) 6
32 .94 4.35 279,181 0.91 0.89 (0.59) 8
33 .67 58.43 277,133 0.99 0.89 (0.77) 7
Per share net investment income (loss) has been calculated using the average daily shares method.

FINANCIAL HIGHLIGHTS
(Continued)
The following financial information provides selected data, in U.S. dollars, for a share outstanding throughout the periods indicated.
The accompanying notes form an integral part of these financial statements.
Income (loss) from Investment Operations Distributions
Years ended March 31,
unless otherwise noted
Net asset value,
beginning of period
Net investment
income (loss)
Net gain (loss)
on securities
(realized
and unrealized)
Total from
investment
operations
Dividends
from net
investment
income
Distributions
from
realized gains
Total
distributions
Nebraska Tax Free Income
Six months ended 9/30/2025 (Unaudited) 9 .59 0 .11
(d)
0 .19 0 .30 ( 0 .11 ) — ( 0 .11 )
2025 9 .59 0 .20
(d)
—
#
0 .20 ( 0 .20 ) — ( 0 .20 )
2024 9 .65 0 .19
(d)
( 0 .05 ) 0 .14 ( 0 .20 ) — ( 0 .20 )
2023 9 .73 0 .17
(d)
( 0 .09 ) 0 .08 ( 0 .16 ) — ( 0 .16 )
2022 10 .18 0 .14
(d)
( 0 .45 ) ( 0 .31 ) ( 0 .14 ) — ( 0 .14 )
2021 10 .07 0 .16 0 .11 0 .27 ( 0 .16 ) — ( 0 .16 )
Partners III Opportunity - Investor Class
Six months ended 9/30/2025 (Unaudited) 11 .84 ( 0 .05 )
(d)
0 .35 0 .30 — — —
2025 11 .98 ( 0 .10 )
(d)
0 .89 0 .79 — ( 0 .93 ) ( 0 .93 )
2024 10 .55 ( 0 .06 )
(d)
2 .32 2 .26 — ( 0 .83 ) ( 0 .83 )
2023 13 .74 ( 0 .11 )
(d)
( 2 .14 ) ( 2 .25 ) — ( 0 .94 ) ( 0 .94 )
2022 15 .67 ( 0 .20 )
(d)
0 .11 ( 0 .09 ) — ( 1 .84 ) ( 1 .84 )
2021 12 .84 ( 0 .16 )
(d)
4 .92 4 .76 — ( 1 .93 ) ( 1 .93 )
Partners III Opportunity - Institutional Class
Six months ended 9/30/2025 (Unaudited) 13 .20 ( 0 .01 )
(d)
0 .40 0 .39 — — —
2025 13 .18 ( 0 .01 )
(d)
0 .96 0 .95 —
#
( 0 .93 ) ( 0 .93 )
2024 11 .46 0 .02
(d)
2 .54 2 .56 ( 0 .01 ) ( 0 .83 ) ( 0 .84 )
2023 14 .74 ( 0 .04 )
(d)
( 2 .30 ) ( 2 .34 ) — ( 0 .94 ) ( 0 .94 )
2022 16 .60 ( 0 .13 )
(d)
0 .11 ( 0 .02 ) — ( 1 .84 ) ( 1 .84 )
2021 13 .43 ( 0 .07 )
(d)
5 .17 5 .10 — ( 1 .93 ) ( 1 .93 )
Short Duration Income - Investor Class
Six months ended 9/30/2025 (Unaudited) 12 .00 0 .27
(d)
0 .05 0 .32 ( 0 .27 ) — ( 0 .27 )
2025 11 .84 0 .54
(d)
0 .16 0 .70 ( 0 .54 ) — ( 0 .54 )
2024 11 .73 0 .50
(d)
0 .12 0 .62 ( 0 .51 ) — ( 0 .51 )
2023 11 .98 0 .32
(d)
( 0 .22 ) 0 .10 ( 0 .34 ) ( 0 .01 ) ( 0 .35 )
2022 12 .37 0 .19
(d)
( 0 .37 ) ( 0 .18 ) ( 0 .19 ) ( 0 .02 ) ( 0 .21 )
2021 11 .93 0 .27
(d)
0 .48 0 .75 ( 0 .29 ) ( 0 .02 ) ( 0 .31 )
Short Duration Income - Institutional Class
Six months ended 9/30/2025 (Unaudited) 12 .03 0 .28
(d)
0 .05 0 .33 ( 0 .28 ) — ( 0 .28 )
2025 11 .87 0 .56
(d)
0 .16 0 .72 ( 0 .56 ) — ( 0 .56 )
2024 11 .76 0 .52
(d)
0 .11 0 .63 ( 0 .52 ) — ( 0 .52 )
2023 12 .00 0 .33
(d)
( 0 .22 ) 0 .11 ( 0 .34 ) ( 0 .01 ) ( 0 .35 )
2022 12 .39 0 .20
(d)
( 0 .37 ) ( 0 .17 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 )
2021 11 .95 0 .28
(d)
0 .47 0 .75 ( 0 .29 ) ( 0 .02 ) ( 0 .31 )
Ultra Short Government
Six months ended 9/30/2025 (Unaudited) 9 .99 0 .20
(d)
—
#
0 .20 ( 0 .20 ) — ( 0 .20 )
2025 9 .99 0 .47
(d)
—
#
0 .47 ( 0 .47 ) — ( 0 .47 )
2024 9 .99 0 .49
(d)
( 0 .01 ) 0 .48 ( 0 .48 ) — ( 0 .48 )
2023 9 .99 0 .25
(d)
( 0 .01 ) 0 .24 ( 0 .24 ) — ( 0 .24 )
2022 10 .00 0 .01
(d)
( 0 .01 ) —
#
( 0 .01 ) — ( 0 .01 )
2021 10 .03 0 .06 ( 0 .03 ) 0 .03 ( 0 .06 ) — ( 0 .06 )
#
Amount less than $0.01.
(a)
Not annualized for periods less than one year.
(b)
Annualized for periods less than one year.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(d)
Per share net investment income (loss) has been calculated using the average daily shares method.

The accompanying notes form an integral part of these financial statements.
FINANCIAL HIGHLIGHTS
(Continued)
The following financial information provides selected data, in U.S. dollars, for a share outstanding throughout the periods indicated.
Ratios/Supplemental Data
Ratio of expenses
to average net assets
Net asset value,
end of period Total return (%)
(a)
Net assets, end of
period ($000)
Prior to fee
waivers (%)
(b)
Net of fee
waivers (%)
(b)
Ratio of net
investment income
(loss) to average
net assets (%)
(b)
Portfolio
turnover
rate (%)
(a)(c)
9 .78 3.14 20,508 1.25 0.45 2.26 –
9 .59 2.07 18,694 1.21 0.45 2.08 2
9 .59 1.44 23,034 1.05 0.45 2.00 5
9 .65 0.91 28,899 0.95 0.45 1.73 5
9 .73 (3.08) 32,880 1.02 0.45 1.42 9
10 .18 2.67 35,638 1.09 0.45 1.54 13
12 .14 2.53 6,661 1.78 1.78 (0.77) 7
11 .84 6.27 6,623 1.93 1.93 (0.81) 25
11 .98 22.29 5,710 1.90 1.90 (0.57) 19
10 .55 (16.31) 6,732 1.75 1.75 (0.92) 33
13 .74 (1.02) 14,147 1.86 1.86 (1.25) 26
15 .67 39.25 22,791 2.09 2.09 (1.08) 23
13 .59 2.95 392,053 1.12 1.12 (0.11) 7
13 .20 6.95 409,329 1.18 1.18 (0.05) 25
13 .18 23.19 418,087 1.19 1.19 0.13 19
11 .46 (15.80) 406,046 1.19 1.19 (0.30) 33
14 .74 (0.53) 559,234 1.43 1.43 (0.81) 26
16 .60 40.11 592,471 1.46 1.46 (0.46) 23
12 .05 2.66 28,915 0.87 0.65 4.47 20
12 .00 6.02 29,800 0.87 0.62 4.54 39
11 .84 5.40 29,104 0.93 0.55 4.25 37
11 .73 0.83 41,089 0.86 0.55 2.69 43
11 .98 (1.46) 60,017 0.90 0.55 1.55 51
12 .37 6.29 36,857 1.02 0.55 2.23 45
12 .08 2.76 1,235,535 0.50 0.45 4.67 20
12 .03 6.19 1,121,478 0.54 0.45 4.70 39
11 .87 5.46 827,923 0.60 0.46 4.39 37
11 .76 0.98 729,895 0.60 0.48 2.82 43
12 .00 (1.41) 722,024 0.62 0.48 1.65 51
12 .39 6.32 658,216 0.65 0.48 2.27 45
9 .99 1.98 145,654 0.49 0.32 3.91 –
9 .99 4.78 141,745 0.51 0.32 4.70 3
9 .99 4.94 182,947 0.53 0.29 4.87 55
9 .99 2.41 86,665 0.63 0.18 2.47 206
9 .99 0.01 62,574 0.68 0.09 0.08 84
10 .00 0.29 79,937 0.69 0.17 0.53 138

NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)
(1) Organization
The Weitz Funds (the “Trust”) is registered under the
Investment Company Act of 1940 (the “’40 Act”) as an open-end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At September 30, 2025, the Trust had eight series in operation: Conservative Allocation Fund, Core
Plus Income Fund, Large Cap Equity Fund, Multi Cap Equity Fund,
Nebraska Tax Free Income Fund, Partners III Opportunity Fund,
Short Duration Income Fund, and Ultra Short Government Fund
(individually, a “Fund”, collectively, the “Funds”).
Currently, the Conservative Allocation, Core Plus Income,
Large Cap Equity, Multi Cap Equity, Partners III Opportunity and
Short Duration Income Funds each offer two classes of shares:
Institutional Class and Investor Class shares. Each class of shares has identical rights and privileges, except with respect to certain class specific expenses such as business administration and
administrative servicing fees, voting rights on matters affecting a single class of shares and exchange privileges. All other Funds offer one class of shares.
The investment objective of the Large Cap Equity, Multi Cap
Equity and Partners III Opportunity Funds (the “Weitz Equity
Funds”) is capital appreciation.
The investment objectives of the Conservative Allocation Fund are long-term capital appreciation, capital preservation and current income.
The investment objectives of the Core Plus Income Fund are
current income and capital preservation.
The investment objective of the Nebraska Tax Free Income Fund is current income that is exempt from both federal and Nebraska personal income taxes, consistent with the preservation of capital.
The investment objective of the Short Duration Income Fund is current income consistent with the preservation of capital.
The investment objective of the Ultra Short Government Fund is current income consistent with the preservation of capital and maintenance of liquidity.
Investment strategies and risk factors of each Fund are discussed in the Funds’ Prospectus.
(2) Signiﬁcant Accounting Policies
The Funds are investment companies and apply the accounting
and reporting guidance of the Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification Topic 946
Financial Services – Investment Companies. The following
accounting policies are in accordance with accounting principles generally accepted in the United States.
(a) Valuation of Investments
Investments are carried at fair value determined using the
following valuation methods:
Securities traded on a national or regional securities
exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices;
securities listed on the Nasdaq exchange are valued using
the Nasdaq Official Closing Price (“NOCP”). Generally, the
NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid
or ask price.
Short sales traded on a national or regional securities
exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.
Securities not listed on an exchange are valued at the mean
between the latest available and representative bid and ask
prices, if available.
The value of certain debt securities for which market
quotations are not readily available may be based upon
current market prices of securities that are comparable in
coupon, rating and maturity or an appropriate matrix utilizing similar factors.
The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and
ask prices.
Money market funds are valued at the quoted net asset value.
The value of securities for which market quotations are
not readily available or are deemed unreliable, including
restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by
the Trust’s Board of Trustees. Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount
from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the
security and a combination of these and other factors.
The Board of Trustees has adopted a Valuation Policy with regard to the Trust's valuation of portfolio investments. The Valuation
Policy notes that the Board of Trustees has (i) designated
Weitz Investment Management, Inc. (the "Adviser") as the
valuation designee to perform fair valuation determinations
for the Funds for all Fund investments and (ii) established a
Valuation Committee (composed of Independent Trustees) to
oversee the Adviser's activities as valuation designee. The
Adviser has contracted with Citi Fund Services Ohio, Inc. to perform portfolio accounting services for the Funds, which
services include valuation services for portfolio securities. The
Adviser has established a Pricing Committee (composed of
certain employees) to assist the Adviser, as valuation designee, with pricing and valuation matters. The Adviser has adopted
Procedures for Valuation of Portfolio Securities to govern the
Adviser and the Pricing Committee in carrying out their valuation responsibilities for the Funds.
(b) Option Transactions
The Funds, except for the Ultra Short Government Fund, may
purchase put or call options. When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset
and is subsequently marked-to-market daily. Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses. If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.
When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the
closing transaction is greater or less than the premium paid.
The Funds, except for the Ultra Short Government Fund, may
write put or call options. When a Fund writes an option, an
amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily. Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains. If an option is exercised, the premium received is subtracted from the cost of the purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.

NOTES TO FINANCIAL STATEMENTS
(Continued)
September 30, 2025 (Unaudited)
When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the
closing transaction is greater or less than the premium received.
The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options. The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument underlying the option increases. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a put option is that a
Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
(c) Securities Sold Short
The Funds, except for the Ultra Short Government Fund, may
engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund realizes a gain if the price of the security declines between those dates.
(d) When-Issued and Delayed Delivery Transactions
The Funds may purchase securities on a when-issued basis.
Securities may be purchased on a when-issued or delayed
delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Funds assume the risk that the value of the security at delivery may be more or less than the purchase price. The Funds will not pay for such securities or start earning interest on them until they are received.
Securities purchased on a when-issued basis are recorded as
an asset and are subject to changes in the value based upon
changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss. All or a portion of any when-issued securities may be unfunded. The Funds reflect the funded portion of a when-issued security in the Schedule of Investments. The
Funds are obligated to cover all commitments, therefore, the
Funds must have resources sufficient to meet their contractual obligations. The difference between the unfunded commitments and their market value is included in "Unrealized appreciation/
depreciation on unfunded loan commitments" on the Statements of Assets and Liabilities.
(e) Securities Lending
For the purpose of generating income, the Funds, other than Ultra
Short Government Fund, may lend portfolio securities, provided
(1) the loan is secured continuously by collateral consisting of cash and/or U.S. Government securities maintained on a daily mark-to-market basis in an amount ranging from 100% to 105%
of the current market value of the securities loaned, (2) a Fund may at any time call the loan and obtain the return of securities loaned, (3) a Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the lending Fund. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.
Cash collateral received in connection with securities lending is invested by Citibank, NA (the “Securities Lending Agent”) on behalf of the Funds in demand deposit accounts and money
market funds. Such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds pay the
Securities Lending Agent a portion of the investment income (net of rebates) on cash collateral delivered. Such fees are netted against “Income from securities lending” on the Statements
of Operations. The Conservative Allocation Fund, Core Plus
Income Fund and Multi Cap Equity Fund had securities on loan of
$1,870,872, $8,530,297 and $1,245,040, respectively, accounted for as secured borrowings with U.S. Treasuries and cash
collateral of overnight and continuous maturities in the amounts of $2,243,162, $8,718,343 and $1,272,006, respectively, as of
September 30, 2025.
(f) Federal Income Taxes
It is the policy of each Fund to comply with all sections of the
Internal Revenue Code applicable to regulated investment
companies and to distribute all of its taxable income to
shareholders; therefore, no provision for income or excise taxes is required.
Net investment income and net realized gains may differ
for financial statement and tax purposes. The character of
distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of
dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.
The Funds have reviewed their tax positions taken on federal income tax returns, for each of the three open tax years and have determined that no provisions for income taxes are required in the Funds’ financial statements.
(g) Securities Transactions
Securities transactions are accounted for on the date the
securities are purchased or sold (trade date). Realized gains or losses are determined by specifically identifying the security sold.
Income dividends less foreign tax withholding (if any), dividends on short positions and distributions to shareholders are recorded on the ex-dividend date. Interest, including amortization of discount or premium, is accrued as earned.
(h) Dividend Policy
The Funds declare and distribute income dividends and capital gains distributions as may be required to qualify as a regulated investment company under the Internal Revenue Code.
Generally, the Nebraska Tax Free Income Fund pays income
dividends on a quarterly basis. The Conservative Allocation
Fund pays dividends on a semi-annual basis. The Core Plus
Income, Short Duration Income and Ultra Short Government
Funds declares dividends daily and pay dividends monthly. All dividends and distributions are reinvested automatically, unless the shareholder elects otherwise.
(i) Other
Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or another
appropriate basis. Income, realized and unrealized gains and losses and expenses (other than class specific expenses) are allocated to each class of shares based on its relative net
assets, except that each class separately bears expenses

NOTES TO FINANCIAL STATEMENTS
(Continued)
September 30, 2025 (Unaudited)
related specifically to that class, such as business administration, administrative servicing fees, transfer agent fees and registration fees.
(j) Use of Estimates
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States requires management to make estimates and assumptions
that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.
(k) In-Kind Redemptions
The Funds may meet redemption requests through an in-
kind distribution of portfolio securities and cash. For financial reporting purposes, in-kind transactions are treated as a sale of securities. The resulting gains and losses are recognized based on the market value of the securities on the date of the redemption. For the period ended September 30, 2025, there
was no in-kind redemption activity. The net realized gain (loss)
from in-kind transactions, if any, can be found on the Statements of Operations. For tax purposes, no gains or losses were
recognized.
(3) Fund Share Transactions
Six months ended September 30, 2025 Year ended March 31, 2025
Shares $ Amount Shares $ Amount
Conservative Allocation - Investor Class
Sales 344,181 5,797,508 604,815 10,465,036
Redemptions (566,432) (9,564,550) (878,444) (15,268,577)
Reinvestment of distributions 23,802 402,491 134,443 2,299,320
Net increase (decrease) (198,449) (3,364,551) (139,186) (2,504,221)
Conservative Allocation - Institutional Class
Sales 332,515 5,622,574 1,427,194 24,743,395
Redemptions (919,981) (15,611,886) (1,379,264) (23,832,798)
Reinvestment of distributions 100,953 1,711,161 536,853 9,202,747
Net increase (decrease) (486,513) (8,278,151) 584,783 10,113,344
Core Plus Income - Investor Class
Sales 11,210,306 107,935,156 27,652,020 267,409,964
Redemptions (8,105,195) (78,099,588) (11,739,697) (113,424,618)
Reinvestment of distributions 1,198,104 11,568,311 1,866,927 18,006,916
Net increase (decrease) 4,303,215 41,403,879 17,779,250 171,992,262
Core Plus Income - Institutional Class
Sales 73,376,845 706,005,971 181,505,699 1,749,790,032
Redemptions (36,489,045) (350,893,700) (55,985,112) (539,544,910)
Reinvestment of distributions 7,651,024 73,893,396 11,199,321 108,085,028
Net increase (decrease) 44,538,824 429,005,667 136,719,908 1,318,330,150
Large Cap Equity - Investor Class
Sales 29,063 1,464,946 101,227 5,587,464
Redemptions (682,429) (34,811,455) (1,253,956) (68,945,188)
Reinvestment of distributions — — 954,238 52,645,329
Net increase (decrease) (653,366) (33,346,509) (198,491) (10,712,395)
Large Cap Equity - Institutional Class
Sales 94,548 4,877,312 554,645 31,541,015
Redemptions (629,846) (32,979,521) (953,797) (53,384,621)
Reinvestment of distributions — — 602,311 34,313,672
Net increase (decrease) (535,298) (28,102,209) 203,159 12,470,066
Multi Cap Equity - Investor Class
Sales 41,968 1,375,890 89,407 2,930,265
Redemptions (372,495) (12,219,322) (1,009,715) (33,475,765)
Reinvestment of distributions — — 465,792 15,781,019
Net increase (decrease) (330,527) (10,843,432) (454,516) (14,764,481)
Multi Cap Equity - Institutional Class
Sales 247,297 8,402,209 226,486 7,632,725
Redemptions (282,558) (9,571,400) (541,328) (18,516,966)
Reinvestment of distributions — — 515,101 18,033,684
Net increase (decrease) (35,261) (1,169,191) 200,259 7,149,443

NOTES TO FINANCIAL STATEMENTS
(Continued)
September 30, 2025 (Unaudited)
(4) Related Party Transactions
Each Fund has retained Weitz Investment Management, Inc. as its investment adviser. In addition, the Trust has an agreement with
Weitz Securities, Inc. (the “Distributor”), a company affiliated with the Adviser, to act as distributor for shares of the Trust. Certain officers of the Trust are also officers and directors of the Adviser and the Distributor.
Under the terms of management and investment advisory
agreements, the Adviser is paid a monthly fee based on average daily net assets. The annual investment advisory fee schedule for each of the Funds is as follows:
Six months ended September 30, 2025 Year ended March 31, 2025
Shares $ Amount Shares $ Amount
Nebraska Tax Free Income - Investor Class
Sales 174,677 1,686,606 124,707 1,201,167
Redemptions (48,549) (468,096) (623,642) (5,997,526)
Reinvestment of distributions 22,260 215,721 47,057 452,941
Net increase (decrease) 148,388 1,434,231 (451,878) (4,343,418)
Partners III Opportunity - Investor Class
Sales 31,041 364,662 135,055 1,637,637
Redemptions (42,026) (506,625) (89,318) (1,083,703)
Reinvestment of distributions — — 37,354 461,325
Net increase (decrease) (10,985) (141,963) 83,091 1,015,259
Partners III Opportunity - Institutional Class
Sales 142,840 1,852,329 789,353 10,437,766
Redemptions (2,299,718) (30,742,888) (3,274,748) (44,050,383)
Reinvestment of distributions — — 1,756,129 24,146,780
Net increase (decrease) (2,156,878) (28,890,559) (729,266) (9,465,837)
Short Duration Income - Investor Class
Sales 239,292 2,874,498 764,403 9,111,727
Redemptions (373,391) (4,489,368) (845,87 2 ) (10,080,364)
Reinvestment of distributions 50,247 604,443 106,812 1,274,205
Net increase (decrease) (83,852) (1,010,427) 25,34 3 305,568
Short Duration Income - Institutional Class
Sales 18,637,362 224,446,197 41,562,484 497,283,645
Redemptions (11,812,675) (142,219,265) (21,679,95 6 ) (259,036,862)
Reinvestment of distributions 2,230,679 26,890,929 3,596,305 43,020,087
Net increase (decrease) 9,055,366 109,117,861 23,478,83 3 281,266,870
Ultra Short Government
Sales 3,503,213 34,992,240 4,535,169 45,314,487
Redemptions (3,379,261) (33,749,761) (9,352,660) (93,467,585)
Reinvestment of distributions 258,807 2,585,046 696,857 6,963,834
Net increase (decrease) 382,759 3,827,525 (4,120,634) (41,189,264)
Greater Than ($) Less Than or Equal To ($) Rate (%)
Conservative Allocation 0 0.60
Core Plus Income 0 0.40
Large Cap Equity 0
5,000,000,000
5,000,000,000 0.75
0.70
Multi Cap Equity 0
5,000,000,000
5,000,000,000 0.75
0.70
Nebraska Tax Free Income 0 0.40
Partners III Opportunity 0
1,000,000,000
2,000,000,000
3,000,000,000
5,000,000,000
1,000,000,000
2,000,000,000
3,000,000,000
5,000,000,000
1.00
0.95
0.90
0.85
0.80
Short Duration Income 0 0.40
Ultra Short Government 0 0.30

NOTES TO FINANCIAL STATEMENTS
(Continued)
September 30, 2025 (Unaudited)
Business administration services
: The Trust has a business
administration agreement with the Adviser under which the Trust compensates the Adviser for providing business administration services for all share classes of the Funds. The Adviser shall be entitled to receive 0.05% of the average daily net assets of each Fund, computed daily and payable monthly, reflected
as “Business administration services” on the Statements of
Operations. Services encompass supervising all aspects of the management and operations of the Trust, including monitoring the Trust’s relationships with third-party service providers that may be retained from time to time by the Trust.
Administrative services
: The Trust has administrative services
plans under which the Trust compensates the Adviser for
administrative services provided to Investor Class shareholders of the Funds. The Adviser, out of its own resources, will
bear costs and expenses incurred in connection with the
shareholder administrative services provided to Institutional Class shareholders of the Funds. Administrative services are provided by the Adviser or by certain financial intermediaries with respect to non-distribution services to fund shareholders. These services include, but are not limited to, providing shareholder statements, assisting with shareholder communications and sub-accounting services in connection with omnibus accounts.
Under the terms of a services agreement between the Adviser
and Citi Fund Services Ohio, Inc. (“CFSO”), CFSO provides certain accounting and administrative services to the Funds. These
services include, among other things, arranging for the payment of direct operating expenses of the Funds from the accounts of the Funds. Expenses incurred by the Funds for these services are included in "Custody and fund accounting" on the Statements of Operations.
Through July 31, 2026, the Adviser has agreed in writing to reimburse or to pay directly a portion of the Funds’ (excluding Partners III
Opportunity Fund) expenses to limit the net annual operating expense ratio (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses). The amount listed under “Due to Adviser” is net of any expenses waived/reimbursed by the Adviser. The current expense caps and dollar amount of expenses reimbursed during the period ended September 30, 2025, are as follows:
As of September 30, 2025, the controlling shareholder of the Adviser held shares totaling approximately 1%, 4%, 2% and 6% of the Large
Cap Equity, Multi Cap Equity, Partners III Opportunity and Ultra Short Government Funds, respectively.
(5) Distributions to Shareholders and Distributable Earnings
The tax character of distributions paid by the Funds for the past two tax years are summarized as follows (in U.S. dollars):
Annual Operating Expense Ratio Cap*
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Nebraska Tax
Free Income
Short
Duration
Income
Ultra Short
Government
Annual Operating Expense Cap (%):
Investor Class 0.85 0.65 1.09 1.09 0.45 0.65
Institutional Class 0.70 0.45 0.89 0.89 0.45 0.32
Expenses Reimbursed by the Adviser (In U.S. dollars:
Investor Class 38,404 246,540 — — 77,687 32,486
Institutional Class 45,663 604,030 — — 285,020 118,292
*
Funds with a single share class are shown with the Investor Class, except for the Ultra Short Government Fund which has been designated Institutional Class.
Conservative Allocation Core Plus Income Large Cap Equity Multi Cap Equity
Year Ended March 31, Year Ended March 31, Year Ended March 31, Year Ended March 31,
Distributions paid from: 2025 2024 2025 2024 2025 2024 2025 2024
Ordinary income 4,941,433 3,862,637 130,834,326 57,138,337 — — — —
Long-term capital gains 6,704,053 965,892 — — 92,486,248 45,403,853 41,412,551 9,505,301
Total distributions
+
11,645,486 4,828,529 130,834,326 57,138,337 92,486,248 45,403,853 41,412,551 9,505,301
Nebraska Tax Free Income Partners III Opportunity Short Duration Income Ultra Short Government
Year Ended March 31, Year Ended March 31, Year Ended March 31, Year Ended March 31,
Distributions paid from: 2025 2024 2025 2024 2025 2024 2025 2024
Ordinary income 52,802 75,387 91,741 1,803,150 45,106,797 35,352,192 7,356,263 6,922,114
Tax-exempt income 414,530 449,318 — — — — — —
Long-term capital gains — — 28,704,406 24,988,981 — — — —
Total distributions
+
467,332 524,705 28,796,147 26,792,131 45,106,797 35,352,192 7,356,263 6,922,114
+
Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

NOTES TO FINANCIAL STATEMENTS
(Continued)
September 30, 2025 (Unaudited)
As of the tax year ended March 31, 2025, the components of net assets on a tax basis were as follows (in U.S. dollars):
The Large Cap Equity, Multi Cap Equity and Partners III Opportunity Funds elected to defer ordinary losses arising after December 31,
2024, and the Short Duration Income Fund elected to defer post-October capital losses incurred after October 31, 2024. These losses are treated for tax purposes as arising on April 1, 2025.
Capital loss carryforwards represent tax basis capital losses that may be carried over to offset future realized capital gains, if any. To the extent that carryforwards are used, no capital gains distributions will be made. The character and utilization of the carryforwards are as follows (in U.S. Dollars):
(6) Securities Transactions
Purchases and proceeds from maturities or sales of investment securities of the Funds for the period ended September 30, 2025, excluding fund merger transactions, in-kind transactions, short-term securities and U.S. government obligations, are summarized as follows (in U.S. dollars):
Conservative
Allocation Core Plus Income Large Cap Equity Multi Cap Equity
Nebraska Tax
Free Income
Cost of investments 189,723,253 3, 258 , 906 , 6 0 9 517,003,217 275.063.608 19,359,296
Gross unrealized appreciation 48,486,665 35,764,67 3 358,622,989 295,842,286 3,658
Gross unrealized depreciation (1,830,662) (49,789,850) (17,860,827) (4,852,097) (861,471)
Net unrealized appreciation (depreciation)
^
46 ,656,003 (14,025,17 7 ) 340,762,162 290,990,189 (857,813)
Undistributed ordinary income 1,249,399 1,637,334 — — —
Qualified late year ordinary loss deferral — — (430,356) (57,680) —
Undistributed tax-exempt income — — — — 35,367
Undistributed long-term gains 379,450 — 125,032,787 44,932,389 —
Capital loss carryforwards — (7,090,580) — — (454,557)
Paid-in capital 188,678,143 3,234,947,268 391,602,907 229,561,430 19,970,919
Net assets 236,962,995 3,215,468,845 856,967,500 565,426,328 18,693,916
Partners III
Opportunity
Short Duration
Income
Ultra Short
Government
Cost of investments 231,011,91 6 1,172 , 656 , 38 7 141,884,920
Gross unrealized appreciation 193,333,12 0 8,497,559 1,735
Gross unrealized depreciation (8,029,148) (13,296,433) (4,464)
Net unrealized appreciation (depreciation)
^
185,303,97 2 ( 4, 798 ,8 7 4 ) (2,729)
Undistributed ordinary income — 692,222 476,260
Qualified late year ordinary loss deferral (107,959) — —
Undistributed long-term gains 10,866,928 — —
Capital loss carryforwards — (2,296,485) (23,083)
Dividend Payable — — (457,620)
Post October capital loss deferral — (6,079) —
Paid-in capital 219,888,664 1,157,687,386 141,752,081
Net assets 415,951,605 1,151,278,170 141,744,909
+
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to tax deferral of losses on wash sales and deemed dividends.
Core Plus
Income
Multi Cap
Equity
Nebraska Tax
Free Income
Short Duration
Income
Ultra Short
Government
Short term (no expirations) 811,180 — — 154,140 19,181
Long term (no expirations) 6,279,400 — 454,557 2,142,345 3,902
Capital loss carryforwards utilized — 604,072 — — —
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Nebraska Tax
Free Income
Partners III
Opportunity
Short Duration
Income
Ultra Short
Government
Purchases 10,172,898 401,534,621 33,899,275 32,300,722 555,898 28,021,630 302,971,293 —
Proceeds 14,809,186 167,433,647 88,109,568 40,930,520 — 69,186,486 163,794,659 75,621

NOTES TO FINANCIAL STATEMENTS
(Continued)
September 30, 2025 (Unaudited)
(a) Options Written
The locations in the Statements of Assets and Liabilities as of September 30, 2025, of the Funds’ derivative positions, none of which are designated as hedging instruments, are as follows (in U.S. dollars):
Transactions in derivative instruments during the period ended September 30, 2025, are recorded in the following locations in the
Statements of Operations (in U.S. dollars):
(7) Illiquid Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the
1933 Act, or an exemption from the registration requirements of the 1933 Act. The Adviser preliminarily identifies illiquid investments based on, among other things, the trading characteristics and market depth of a particular investment. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2025, are as follows (in U.S. dollars):
(8) Non-Controlled Affiliated Issuers
Non-controlled Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:
(9) Financial Instruments With Off-Balance Sheet Risk
Option contracts written and securities sold short result in off-balance sheet risk as the Funds’ ultimate obligation to satisfy the terms of the contract or the sale of securities sold short may exceed the amount recognized in the Statements of Assets and Liabilities.
The Funds are required to maintain collateral in a segregated account to provide adequate margin as determined by the broker.
Fund Type of Derivative Location
Value of
Asset Derivatives
Value of
Liability Derivative
Average Month-End
Notional Amount
Gross Notional
Amount Outstanding
Partners III Opportunity Equity call options written Options written, at value — (1,013,000) 6,166,667 10,600,000
Fund Type of Derivative Location
Realized Gain
(Loss) Location
Change in
Unrealized Gain
(Loss)
Partners III Opportunity Equity call options written Net realized gain (loss) - options written 100,595 Net unrealized appreciation (depreciation) - options written (431,190)
Fund Security
Acquisition
Date
(a)
Acquisition
Cost
Principal
Amount Value
Percentage
of Net
Assets (%)
Core Plus Income Brightwood Capital Offshore Fund V U Rn LLC 1/24/25 11,500,000 11,500,000 11,660,772 0.3
Core Plus Income Greensledge Capital Markets 6/6/25 6,271,605 6,271,605 6,252,759 0.2
Core Plus Income Guggenheim Investments Private Debt Fund IV Rated Note Feeder LLC 3/19/25 13,867,930 13,867,930 13,899,008 0.4
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class B 3/28/24 3,954,950 3,954,950 3,914,227 0.1
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class C 3/28/24 3,174,750 3,174,750 3,134,792 0.1
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class D 3/28/24 2,490,000 2,490,000 2,477,371 0.1
Short Duration Income Brightwood Capital Offshore Fund V U Rn LLC 1/24/25 3,750,000 3,750,000 3,802,426 0.3
Short Duration Income Greensledge Capital Markets 6/6/25 2,195,062 2,195,062 2,188,466 0.2
Short Duration Income Guggenheim Investments Private Debt fund IV Rated Note Feeder LLC 3/19/25 2,785,698 2,785,698 2,791,940 0.2
Short Duration Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class A 3/28/24 4,150,000 4,150,000 4,114,132 0.3
(a) Acquisition date represents the initial purchase date of the security.
Value
3/31/2025
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value
9/30/2025
Shares as of
9/30/2025
Dividend
Income
Partners III Opportunity
CoreCard Corp. $9,635,650 $ — $ — $ — $4,228,150 $13,863,800 515,000 $ —

NOTES TO FINANCIAL STATEMENTS
(Continued)
September 30, 2025 (Unaudited)
The Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. In connection with these commitments, the Funds earn a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in
“Interest” on the Statement of Operations. As of September 30, 2025, the Funds had the following unfunded loan commitments (in U.S.
dollars):
(10) Contingencies
Each Fund indemnifies the Trust’s officers and trustees for
certain liabilities that might arise from their performance of their duties to each of the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general
indemnifications. The Funds’ maximum exposure under these
arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
However, based on experience, the Funds expect the risk of loss to be remote.
(11) Margin Borrowing Agreement
The Partners III Opportunity Fund has a margin account with its prime broker, Northern Trust Securities, Inc., under which the
Fund may borrow against the value of its securities, subject to regulatory limitations. Interest accrues at the National Finance
Base Lending Rate (“NFBLR”) plus a minimum of 0.75% to a
maximum of 2.25% depending on the average balance. The
NFBLR was 8.75% at September 30, 2025. Interest is accrued
daily and paid monthly. The Partners III Opportunity Fund did not hold a cash balance with the broker at September 30, 2025.
The Partners III Opportunity Fund is exposed to credit risk from its prime broker who effects transactions and extends credit pursuant to a prime brokerage agreement. The Adviser attempts to minimize the credit risk by monitoring credit exposure and the creditworthiness of the prime broker.
(12) Concentration of Credit Risk
Approximately 90.1% of the Nebraska Tax Free Income Fund’s net
assets are in obligations of political subdivisions of the State of
Nebraska, which are subject to the credit risk associated with the non-performance of such issuers.
(13) Fair Value Measurements
Various inputs are used in determining the value of the Funds’
investments. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical
securities;
Level 2 – other significant observable inputs (including
quoted prices for similar securities);
Level 3 – significant unobservable inputs (including the Funds’
own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’
major categories of assets and liabilities measured at fair value on a recurring basis follows.
Equity securities and Exchange-traded funds.
Securities traded on
a national securities exchange (or reported on the Nasdaq
national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are
actively traded and valuation adjustments are not applied,
they are categorized in Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.
Corporate and Municipal bonds.
The fair values of corporate and
municipal bonds are estimated using various techniques,
which may consider recently executed transactions in
securities of the issuer or comparable issuers, market
price quotations (where observable), bond spreads and
fundamental data relating to the issuer. Although most
corporate and municipal bonds are categorized in Level 2
of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset-backed securities.
The fair values of asset-backed
securities (including non-government agency mortgage-
backed securities and interest-only securities) are generally estimated based on models that consider the estimated
cash flows of each tranche of the entity, a benchmark yield
and an estimated tranche specific spread to the benchmark
yield based on the unique attributes of the tranche. Certain securities are valued principally using dealer quotations.
To the extent the inputs are observable and timely, the
values are categorized in Level 2 of the fair value hierarchy;
otherwise they are categorized as Level 3.
U.S. Government securities.
U.S. Government securities are
normally valued using a model that incorporates market
observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued principally using dealer quotations. U.S.
Fund Borrower
Principal
Value
Commitment
Amount Value
Unrealized
Appreciation/
Depreciation
Core Plus Income Brightwood Capital Offshore Fund V U RN LLC 11,500,000 11,500,000 11,660,773 160,773
Core Plus Income Greensledge Capital Markets 3,728,395 3,728,395 3,717,191 (11,204)
Core Plus Income Guggenheim Investments Private Debt Fund IV Rated Note Feeder LLC 9,032,070 9,032,070 9,052,311 20,241
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class B 810,050 810,050 801,709 (8,341)
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class C 650,250 650,250 642,066 (8,184)
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class D 510,000 510,000 507,413 (2,587)
Short Duration Income Brightwood Capital Offshore Fund V U RN LLC 3,750,000 3,750,000 3,802,425 52,425
Short Duration Income Greensledge Capital Markets 1,304,938 1,304,938 1,301,017 (3,921)
Short Duration Income Guggenheim Investments Private Debt Fund IV Rated Note Feeder LLC 1,814,302 1,814,302 1,818,368 4,066
Short Duration Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class A 850,000 850,000 842,653 (7,347)
Total 33,950,005 34,145,926 195,921

NOTES TO FINANCIAL STATEMENTS
(Continued)
September 30, 2025 (Unaudited)
Government securities are categorized in Level 1 or Level 2
of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
U.S. agency securities.
U.S. agency securities are comprised of
two main categories consisting of agency issued debt and
mortgage-backed securities. Agency issued debt securities
are generally valued in a manner similar to U.S. Government
securities. Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities
and mortgage pass-through certificates. Mortgage-backed
securities are generally valued using dealer quotations.
Depending on market activity levels and whether quotations
or other data are used, these securities are typically
categorized in Level 2 of the fair value hierarchy.
Restricted and/or illiquid securities.
Restricted and/or illiquid
securities for which quotations are not readily available
are valued in accordance with procedures approved by
the Trust’s Board of Trustees. Restricted securities issued
by publicly traded companies are generally valued at a
discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities are valued
by reference to comparable public entities or fundamental
data relating to the issuer or both. Depending on the
relative significance of valuation inputs, these instruments are classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments.
Listed derivatives, such as the Funds’
equity option contracts and warrants, that are valued based
on closing prices from the exchange or the mean of the
closing bid and ask prices are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the market activity levels.
The following is a summary of inputs used, in U.S. dollars, as of
September 30, 2025, in valuing the Funds’ assets and liabilities carried at fair value. The Schedule of Investments for each Fund provides a detailed breakdown of each category. For the period ended September 30, 2025, there were no transfers into or out of Level 3.
A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.
Conservative Allocation
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 98,360,771 — — 98,360,771
Corporate Bonds — 495,998 — 495,998
Asset-Backed Securities — 11,708,274 — 11,708,274
Commercial Mortgage-Backed
Securities — 1,836,232 — 1,836,232
Mortgage-Backed Securities — 17,210,208 — 17,210,208
U.S. Treasuries — 77,642,109 — 77,642,109
Cash Equivalents 3,493,468 18,905,355 — 22,398,823
Securities Held as Collateral for
Securities on Loan — 2,243,162 — 2,243,162
Total Investments in Securities 101,854,239 130,041,338 — 231,895,577
Core Plus Income
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Corporate Bonds — 520,592,725 — 520,592,725
Corporate Convertible Bonds — 501,000 — 501,000
Asset-Backed Securities — 558,195,132 — 558,195,132
Commercial Mortgage-Backed
Securities — 334,556,671 — 334,556,671
Mortgage-Backed Securities — 1,258,580,020 — 1,258,580,020
Municipal Bonds — 493,176 — 493,176
Term Loan — 7,448,194 — 7,448,194
U.S. Treasuries — 1,014,358,365 — 1,014,358,365
Cash Equivalents 31,761,308 — — 31,761,308
Securities Held as Collateral for
Securities on Loan 8,718,343 — — 8,718,343
Total Investments in Securities 40,479,651 3,694,725,283 — 3,735,204,934
Large Cap Equity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 816,033,670 — — 816,033,670
Cash Equivalents 2,523,478 2,964,318 — 5,487,796
Total Investments in Securities 818,557,148 2,964,318 — 821,521,466
Multi Cap Equity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 555,821,539 2,838,000 — 558,659,539
Cash Equivalents 4,659,100 11,965,388 — 16,624,488
Securities Held as Collateral for
Securities on Loan 22,440 1,249,566 — 1,272,006
Total Investments in Securities 560,503,079 16,052,954 — 576,556,033
Nebraska Tax Free Income
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Municipal Bonds — 19,031,588 — 19,031,588
Cash Equivalents 1,449,631 — — 1,449,631
Total Investments in Securities 1,449,631 19,031,588 — 20,481,219
Partners III Opportunity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 370,708,301 — — 370,708,301
Cash Equivalents 6,396,922 22,924,628 — 29,321,550
Total Investments in Securities 377,105,223 22,924,628 — 400,029,851
Liabilities:
Options Written (1,013,000) — — (1,013,000)

NOTES TO FINANCIAL STATEMENTS
(Continued)
September 30, 2025 (Unaudited)
(14) Segment Reporting
The Funds have adopted FASB Accounting Standards Update
(“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements
to Reportable Segment Disclosures. Adoption of the standard
impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources
to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the
President of the Funds. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible
for oversight functions of the Funds, using the information
presented in the financial statements and financial highlights.
(15) Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09, Income Taxes
(Topic 740) – Improvements to Income Tax Disclosures. This ASU
requires greater disaggregation of disclosures related to income taxes paid. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. This ASU impacts financial statement disclosures only and does not impact the Funds' financial
positions or results of operations.
(16) Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were
issued and has determined that there were no subsequent
events requiring recognition or disclosure in the financial
statements.
Short Duration Income
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Corporate Bonds — 91,809,413 — 91,809,413
Corporate Convertible Bonds — 3,006,000 — 3,006,000
Asset-Backed Securities — 355,583,528 — 355,583,528
Commercial Mortgage-Backed
Securities — 112,340,757 — 112,340,757
Mortgage-Backed Securities — 448,290,589 — 448,290,589
U.S. Treasuries — 220,043,768 — 220,043,768
Cash Equivalents 59,403,828 — — 59,403,828
Total Investments in Securities 59,403,828 1,231,074,055 — 1,290,477,883
Ultra Short Government
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Asset-Backed Securities — 21,585 — 21,585
U.S. Treasuries — 20,015,145 — 20,015,145
Cash Equivalents 559,992 124,998,334 — 125,558,326
Total Investments in Securities 559,992 145,035,064 — 145,595,056

OTHER INFORMATION
(Unaudited)
Factors Considered by the Board of Trustees in Connection
with the Approval of the Continuation of the Management
and Investment Advisory Agreements with Weitz
Investment Management, Inc. for each of the Funds
In accordance with the Investment Company Act of 1940, as
amended (the “1940 Act”), the Board of Trustees (the “Trustees” or
“Board”) of the Funds is required, on an annual basis, to consider the continuation of the Management and Investment Advisory
Agreements (the “Agreements”) between the Funds and Weitz
Investment Management, Inc. (“Weitz Inc.” or the “Adviser”), and
this must take place at an in-person meeting of the Board. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Agreements, and it is the
duty of Weitz Inc. to furnish the Trustees with such information that is responsive to their request. Accordingly, in determining whether to approve the continuation of the Agreements
between the Funds and Weitz Inc., the Board requested, and
Weitz Inc. provided, information and data relevant to the Board’s consideration. This included materials prepared by Weitz Inc. and materials prepared by an independent informational services firm that produced materials specifically for the Board that provided the Board with information regarding the investment performance of the Funds and information regarding the fees and expenses of the Funds, as compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon information about the Funds and Weitz Inc. that they had received during the past year in connection with their regular Board
meetings at which they engage in the ongoing oversight of the
Funds and their operations.
The Board most recently considered the continuation of the
Agreements for each of the Funds at an in-person meeting
held on May 29, 2025. At this meeting the Board engaged
in a thorough review process in connection with determining
whether to continue the Agreements. During the meeting the
Board discussed the Agreements with representatives of Weitz
Inc. and they reviewed various factors with them concerning
the proposed continuation of the Agreements. As discussed
more fully below, among the factors considered by the Board
were: (1) the nature, extent and quality of the advisory services provided, including the investment performance of the Funds; (2)
the cost of advisory services provided and the expected level of profitability, which included comparative information on fees and expenses borne by other similar mutual funds; (3) the extent to which economies of scale may be realized as the Funds grow and whether the advisory fees reflect possible economies of
scale; (4) benefits to Weitz Inc. from its relationship with the Funds
(and any corresponding benefits to the Funds); and (5) such other considerations deemed appropriate by the Board in making an
informed business decision regarding the continuation of the
Agreements.
With respect to the equity funds managed by Weitz Inc.,
consisting of the Large Cap Equity Fund, the Multi Cap Equity
Fund and the Partners III Opportunity Fund (the “Equity Funds”),
the Board noted the applicable investment objectives, strategies and fee arrangements for each Equity Fund and they also noted
Weitz Inc.’s investment expertise and the investment strategies utilized by the firm with respect to each Equity Fund. Among the factors the Board considered for each Equity Fund was the overall performance of each Fund relative to its peer group on a long-term basis and over shorter time periods. The Board
discussed with the representatives of management the fact that the Adviser maintains a particular focus on long-term investment performance results and they reviewed the reasons why this may, from time to time, cause the longer-term performance results and the shorter-term performance results to compare differently when compared to similar funds for similar time periods. In connection with this, the Board took note of management’s stated position that achieving favorable long-term investment results is a primary objective of the firm and that as a result of this emphasis on longer-term results, shorter-term results which lag their peers and their relative indexes are likely to occur from time to time over various investment cycles.
With respect to the Trustees’ review of the performance results of the Equity Funds over various time periods, it was noted by the Adviser representatives that the Adviser seeks risk adjusted returns and that depending on the view of the markets at any particular time, the Adviser may take a more conservative
investment approach. It was also noted that during the bull
market in the equity markets that had been ongoing over the
past few years, the value style of investing adhered to by the
Adviser was generally out of favor, which has negatively impacted the performance of the Equity Funds. The Trustees took into
consideration that the Adviser has continued to invest in a
manner that is fully consistent with the Prospectus disclosure for the Equity Funds and the Adviser’s public statements referring to its investment strategies, and the Trustees acknowledged that the Adviser has, in fact, consistently maintained its adherence to value-oriented investment strategies and has not attempted to deviate from this style of investing in response to developments in the equity markets. The Adviser representatives informed
the Trustees that they intend to continue to seek investment opportunities that are intended to help enhance the investment performance results for the Equity Funds. The Board also
considered the Adviser’s acknowledgment of each Fund’s
relative performance against its peers and the Adviser’s
commitment to improving the performance of the Funds.
In addition, the Board compared expenses of each Equity
Fund to the expenses of its peer group, noting that: (i) the net expenses for the Institutional Class shares of the Large Cap
Equity Fund (after fee waivers) are above industry averages for operating expenses of other funds of similar size and investment objective, (ii) the net expenses for the Institutional Class shares of the Multi Cap Equity Fund (after fee waivers) are above
industry averages for operating expenses of other funds of
similar size and investment objective, and (iii) the total expenses for Institutional Class of the Partners III Fund shares (exclusive of the dividend and interest expense incurred by the Fund) are below industry averages for total operating expenses of other funds of similar size and investment objective. In considering the investment advisory fees applicable to each Equity Fund, the
Board discussed with the Adviser representatives their reasons for assessing the applicable fees in connection with each Equity
Fund. The Board then considered and discussed the fees
charged by similar funds in each respective investment category.
The Board also considered the fact that the investment advisory fees for each Equity Fund are subject to breakpoints which result in reduced investment advisory fees as assets increase, and the
Board agreed that this type of fee structure is reasonable and fair to shareholders. The members of the Board also reviewed matters with respect to the terms of the Expense Limitation
Agreements that are in effect between the Large Cap Equity
Fund and the Multi Cap Equity Fund and Weitz Inc., and it was
noted that Weitz Inc. was proposing to extend the terms of the
Expense Limitation Agreements for another year.
The Board next reviewed matters with respect to the proposed continuation of the Management and Investment Advisory
Agreement for the Conservative Allocation Fund. Management
of the Adviser reviewed with the Board the fact that the
Conservative Allocation Fund utilizes an investment style that combines equity investments and fixed income investments.
The Board then reviewed the investment advisory fee for the
Conservative Allocation Fund, as well as performance information

OTHER INFORMATION
(Continued)
(Unaudited)
for the Fund. The Board discussed with the representatives of
Weitz Inc., the currently effective investment advisory fee for the Conservative Allocation Fund, including the terms of the
Expense Limitation Agreement currently in effect, and it was noted that Weitz Inc. was proposing to extend the term of the
Expense Limitation Agreement for another year. It was also noted
that the Conservative Allocation Fund is not currently subject to breakpoints on its advisory fee. Management of the Adviser indicated that they would be willing to consider the introduction of breakpoints for the Fund in the event that assets in the Fund were to become more substantial and economies of scale were
able to be realized. The Board next compared expenses of the
Conservative Allocation Fund to the expenses of its peer group, noting that the net expenses for the Institutional Class shares of the Conservative Allocation Fund (after fee waivers) are below industry averages for total operating expenses of other funds of similar size and investment objective.
The Board then considered various matters with respect to each of the income funds managed by Weitz Inc., consisting of the
Core Plus Income Fund, the Short Duration Income Fund, the
Ultra Short Government Fund and the Nebraska Tax Free Income
Fund (the “Income Funds”), noting the applicable investment
objectives, strategies and fee arrangements for each Income
Fund, and noting Weitz Inc.’s investment expertise and the
investment strategies utilized by the firm with respect to each
Income Fund. Among the factors the Board considered was
the overall performance of each Income Fund relative to its
peer group on a long-term basis and over shorter time periods, taking into consideration the fact that the Ultra Short Government
Fund had operated as a “government money market fund” until
December 16, 2016. The Board also took into consideration the strong long- and short-term performance of the Core Plus Income
Fund as well as the strong long- and short-term performance
of the Short Duration Income Fund. The Board also took into
consideration the fact that Ultra Short Government Fund is
offered as an accommodation for investors looking to invest in
U.S. Treasuries. It was also noted that investors in Ultra Short
Government Fund are prioritizing safety over performance. In addition, the Board compared expenses of each Income Fund
to the expenses of its peer group, noting that the net expenses
(after fee waivers) of the Core Plus Income Fund, the Ultra
Short Government Fund and the Nebraska Tax Free Income
Fund each are below industry averages for other funds of
similar size and investment objective, while the net expenses
(after fee waivers) of the Short Duration Income Fund is above industry averages for other funds of similar size and investment objective. In considering the investment advisory fees applicable to each Income Fund, the Board discussed with the Adviser
representatives their reasons for assessing the applicable fees in connection with each Income Fund, and the Board considered and discussed the fees charged by similar funds in each
respective investment category.
The members of the Board also reviewed matters with respect
to the terms of the Expense Limitation Agreements that are in effect between each of the Income Funds and Weitz Inc. and
it was noted that Weitz Inc. was proposing to continue through
July 31, 2026 the Expense Limitation Agreement that is currently in effect for the Core Plus Income Fund-Institutional Class, the
Nebraska Tax Free Income Fund, the Short Duration Income
Fund-Institutional Class and the Ultra Short Government Fund, so
that: (i) the limit on the Core Plus Income Fund-Institutional Class total annual operating expenses would continue to be 0.45%; (ii)
the limit on the Nebraska Tax Free Income Fund’s total annual operating expenses would continue to be 0.45%; (iii) the limit on the Short Duration Fund-Institutional Class total annual operating expenses would continue to be 0.45%; (iv) the limit on the Ultra
Short Government Fund’s total annual operating expenses would continue to be 0.32%; (v) the limit on the Core Plus Income Fund-
Investor Class would continue to be 0.65% and (vi) the limit on the
Short Duration Income Fund-Investor Class would continue to be
0.65% (in each case, of average daily net assets and excluding brokerage costs, interest, taxes and dividend expenses, acquired fund fees and expenses and extraordinary expenses).
The Board also reviewed with representatives of Weitz Inc.
various other factors relating to the management of the Funds.
The Board took note of the long-term relationship between Weitz
Inc. and the Funds and the efforts that have been undertaken by the Adviser to foster the growth and development of the Funds since the inception of each Fund. They also noted the range
of investment advisory, shareholder servicing and business
administrative services provided by Weitz Inc. to the Funds and the level and quality of these services, and in particular, they noted the quality of the personnel providing these services
and determined that the quality of the services was very high.
They also took note of the fact that: (i) Weitz Inc. pays all of the distribution expenses of the Funds from its own resources,
including third-party intermediary expenses that are deemed to be distribution related, and the Funds do not pay for any such expenses, and (ii) the Adviser pays for all marketing efforts for the
Funds from its own resources and the Funds do not pay for any such efforts. The Board also noted that the services provided to the Funds under the Business Administration Agreement, which includes oversight of the Funds’ service providers, as well as the elimination of the administrative services fees for Institutional
Class shares.
The Board also considered the Adviser’s arrangements to
establish and manage two new exchange-traded funds (“ETFs”)
outside of the Trust. The proposed fees for the new ETFs were discussed as well as the differences in the service providers servicing the ETFs and the key differences of the ETF structure as compared to the Funds. The Board noted that, after the ETFs commence operations, the Board would consider the fees and
expenses of the ETFs in more detail as part of future annual 15(c)
contract reviews.
The Board also reviewed financial information concerning Weitz
Inc. relating to its operation of the Funds, noting the overall profitability of the relationship with the Funds to Weitz Inc. and the financial soundness of Weitz Inc. as demonstrated by the financial information provided, and reached a finding that the level of profitability was consistent with relevant industry averages and not excessive. In reviewing the profitability of Weitz Inc. relating to its management of the Funds, the Board reviewed the level of profitability including the various marketing and distribution expenses that are incurred by Weitz Inc. from its own resources and they also considered the level of profitability without taking into consideration the impact of these marketing and distribution costs. The Board also considered that Weitz Inc. had agreed
to fee breakpoints and to contractual fee waivers with respect to certain of the Funds in order to limit their overall operating expenses.
The Board further reviewed Weitz Inc.’s brokerage practices, including its soft dollar practices and best-execution procedures, and noted that these were reasonable and consistent with
standard industry practice. The Board took note of the current portfolio managers for each of the Funds and their overall
management of each of the Funds, as well as considered the
addition of a new Co-Portfolio Manager of the Large Cap Equity
Fund. The Board also considered information regarding the
fees that Weitz Inc. charges other clients for investment advisory services that are similar to the advisory services provided to the Funds, including certain institutional accounts, and it was noted that the fees were comparable based on the relevant
circumstances of the types of accounts involved.

OTHER INFORMATION
(Continued)
(Unaudited)
In considering information regarding the investment management fees payable by the Funds to Weitz Inc. under the Agreements, the Board also took note of the business administration fees that are payable by the Funds to Weitz Inc. under the terms
of the Business Administration Agreement that is applicable
to the Funds. In considering the approval of the Business
Administration Agreement and in determining the reasonableness of the total fees paid by the Funds to Weitz Inc. for the overall level of services that Weitz Inc. provides to the Funds and their shareholders, the Board members considered and discussed
various factors related to the business administration services that are provided to the Funds by Weitz Inc., including the
nature and extent of these fees and the services provided by
Weitz Inc. In connection with their review of these matters, the
Trustees took into consideration the third-party service provider arrangements in place on behalf of the Funds to provide certain of the administration services for the Funds, and the Trustees further considered the nature of the fee arrangements in place with these third-party firms to provide services to the Funds, as well as the supervision that is required of these third-party service providers. In considering the nature and extent of these non-
advisory administrative services provided to the Funds by Weitz
Inc., the Board took into consideration: (i) whether the Business
Management Agreement is in the best interest of the Funds
and their shareholders; (ii) whether the Business Management
Agreement fees continue to be fair and reasonable; and (iii)
whether the business administration services to be provided
under the Business Management Agreement are necessary for
the operation of the Funds.
The Board also took into consideration the fact that an affiliate of Weitz Inc., Weitz Securities, Inc., provides underwriting and distribution services to the Funds. The Board took into
consideration that Weitz Securities, Inc. does not charge the
Funds any fees for its services as distributor and that Weitz
Securities, Inc. incurs various costs and expenses in order to provide for the distribution and sales of the shares of the Funds which in turn are incurred by Weitz Inc. from its own financial resources. The Board also considered and discussed the level and quality of the distribution services performed by Weitz
Securities, Inc. In addition, the members of the Board considered the nature and extent of the revenue sharing payments that
Weitz Inc. makes to those third-party intermediaries that provide various types of distribution related services to the Funds, noting these payments are made entirely from Weitz Inc.’s own financial resources and are not paid by the Funds.
In connection with these matters, the Board also took into
consideration the Adviser’s proposal to continue the use of
the Administrative Services Plan for Investor Class shares. The
Board considered the amount of the fees that are payable to
Weitz Inc. for providing the types of non-distribution shareholder administrative services that are eligible to be compensated
under the terms of the Administrative Services Plan for Investor
Class shares and the nature of the related services. The Trustees also took into consideration the level and quality of shareholder servicing for Institutional Class shares as provided by Weitz Inc.
In reaching their conclusion with respect to the continuation of the Agreements for each Fund and the level of investment
advisory fees payable under the Management and Investment
Advisory Agreement for each Fund, the Trustees did not identify any one single factor as being controlling. Rather, the Board took note of a combination of factors that influenced their decision-
making process. The Board did, however, identify the overall performance results of the Funds, the commitment of the Adviser and its affiliates to the successful operation of the Funds, and the level of expenses of the Funds, as being important elements of their consideration. They noted that the Adviser has been willing to maintain breakpoints for the Equity Funds, and contractual expense limitation agreements for seven of the Funds in order to limit the overall operating expenses of the Funds, as applicable.
They also noted the overall level and quality of investment
advisory, shareholder servicing and business administration
services provided by the Adviser to the Funds, as well as the distribution services provided by the Distributor, including the increased marketing efforts on behalf of the Funds, and they found that these services continued to benefit the shareholders of the Funds and reflected the firm’s overall commitment to the continued successful growth and development of the Funds. The
Trustees also noted the effectiveness of the compliance program maintained with respect to the Funds and the Adviser and the compliance oversight process. The Trustees also took into
consideration their discussions with the Adviser’s representatives regarding the factors that have impacted the performance of the
Funds on a short-term basis and over longer time periods and the Adviser’s commitment to improving performance for certain
Funds.
Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an
informed business judgment, a majority of the Board of Trustees, including a majority of the Independent Trustees, concluded
that the terms of the Management and Investment Advisory
Agreements are fair and reasonable and the Board voted to
renew the Agreements for an additional one-year period.
In reaching these conclusions with respect to each of the
Agreements, the members of the Board, including all of the
Independent Trustees, took into consideration the following
factors:
The nature, extent and quality of the advisory services
provided. The Trustees concluded that the Adviser is capable of providing high quality services to the Funds, as indicated
by the nature, extent and quality of the services provided in the past by the Adviser to each of the Funds, the Adviser’s
management capabilities demonstrated with respect to the
Funds, the professional qualifications and experience of each of the portfolio managers of the Funds, and the Adviser’s investment management and compliance oversight processes. On the basis
of the Trustees’ assessment of the nature, extent and quality of the advisory services provided by the Adviser, the Trustees concluded that the Adviser is capable of generating a level of long-term investment performance that is appropriate in light of the Funds’ investment objectives, policies and strategies.
The investment performance of the Funds. The Trustees
received and reviewed performance information for each of the
Funds separately, including total return performance information, for applicable one-, five- and ten-year periods ended March 31,
2025, and for shorter periods as applicable, with respect to the
Funds’ shares. The Board also reviewed with the representatives of the Adviser other information and data, including each Fund’s performance against its primary comparative index, and against each Fund’s peer group, as follows:
1. Conservative Allocation. The Board noted that the Investor and Institutional Class shares of the Fund had underperformed its primary comparative index, the Bloomberg US Aggregate Bond
Index, for the one-year period ended March 31, 2025, but had outperformed its index for the five- and ten-year periods. The
Board also noted that the Institutional Class shares of the Fund had underperformed its peer group median for the one- two-,
three-, four- and five-year periods ended March 31, 2025.
2. Core Plus Income . The Board noted that the Investor and
Institutional Class shares of the Fund had outperformed its
primary comparative index, the Bloomberg U.S. Aggregate Bond
Index, for the one-, five-year and ten-year periods ended March
31, 2025. The Board also noted that the Institutional Class shares of the Fund had outperformed its peer group median for the one-, two-, three-, four-, five- and ten-year periods ended March 31,
2025.

OTHER INFORMATION
(Continued)
(Unaudited)
3. Large Cap Equity . The Board noted that the Investor and
Institutional Class shares of the Fund had underperformed its primary comparative index, the Russell 1000 Index, for the one-, five- and ten-year periods ended March 31, 2025. The Board
also noted that the Institutional Class shares of the Fund had underperformed its peer group median for the one-, two-, three, four, five- and ten-year periods ended March 31, 2025. The
Trustees also took into consideration their discussions with the Adviser’s representatives regarding the factors that have impacted the performance of the Fund on a short-term basis and over longer time periods and the steps being taken to improve performance.
4. Multi Cap Equity . The Board noted that the Investor and
Institutional Class shares of the Fund had underperformed its primary comparative index, the Russell 3000 Index, for the one-, five- and ten-year periods ended March 31, 2025. The Board
also noted that the Institutional Class shares of the Fund had outperformed its peer group median for the one-year period
ended March 31, 2025, and had underperformed its peer group
median for the two-, three-, four-, five- and ten--year periods ended March 31, 2025. The Trustees also took into consideration their discussions with the Adviser’s representatives regarding the factors that have impacted the performance of the Fund on a short-term basis and over longer time periods, as well as the recent improved performance.
5. Nebraska Tax Free Income . The Board noted that the Fund
had outperformed its primary comparative index, the Bloomberg
U.S. Municipal Bond Index, for the one-year period ended March
31, 2025, and had underperformed the index for the five- and ten-year periods ended March 31, 2025. The Board also noted
that the Fund had outperformed its peer group median for the one-, two-, three-, four-, and five-year periods ended March 31,
2025, and had underperformed its peer group median for ten-
year period ended March 31, 2025. The Trustees also took into consideration their discussions with the Adviser’s representatives regarding the factors that have impacted the performance of the
Fund.
6. Partners III Opportunity . The Board noted that the Investor and Institutional Class shares of the Fund had underperformed its primary comparative index, the Russell 3000 Index, for the one-, five- and ten-year periods ended March 31, 2025. The Board
also noted that the Institutional Class shares of the Fund had outperformed its peer group median for the one- and two-year periods ended March 31, 2025, and had underperformed the
peer group median for the three-, four-, five- and ten-year periods ended March 31, 2025. The Trustees also took into consideration their discussions with the Adviser’s representatives regarding the factors that have impacted the performance of the Fund on a short-term basis and over longer time periods.
7. Short Duration Income . The Board noted that Investor and
Institutional Class shares of the Fund had outperformed its
primary comparative index, the Bloomberg U.S. Aggregate Bond
Index, for the one-, five- and ten-year periods ended March 31,
2025. The Board noted that Institutional Class shares of the Fund had outperformed its peer group median for the two-, three-, four-, five- and ten-year periods ended March 31, 2025, and
performed equal to the median of its peer group for the one-year period ended March 31, 2025.
8. Ultra Short Government . The Board noted that the Fund had underperformed its primary comparative index, the Bloomberg
US Aggregate Bond Index, for the one-year period ended March
31, 2025, and had outperformed its index for the five- and ten-
year periods ended March 31, 2025. The Board also noted that the Fund had underperformed its peer group median for the one-
, two-, three-, five- and ten-year periods ended March 31, 2025.
In connection with the Board’s review of the performance results presented for Ultra Short, the Trustees took into consideration the fact that, prior to December 16, 2016, Ultra Short had been operated as a government money market fund and, as a result, the performance returns for periods prior to that date were
achieved while the Fund was operated as a government money
market fund with investment objectives and strategies different from the investment objectives and strategies that the Fund
implemented effective December 16, 2016. The Trustees also
took into consideration their discussions with the Adviser’s representatives regarding the factors that have impacted the performance of the Fund on a short-term basis and over longer time periods.
The cost of advisory services provided and the expected level of profitability. The Board considered the advisory fees and overall expenses of the Funds (including Institutional Class shares and Investor Class shares of the dual-class Funds), based upon the relevant information presented, as compared to the advisory fees and overall expenses of each Fund’s peer group as follows:
1. Conservative Allocation . The Board noted that the Advisory
Agreement provided for an investment advisory fee for the Fund at a rate of 0.60% on the Fund’s assets, and this rate was equal to the median compared to its peer funds. The Board also noted
that the net expense ratio of the Fund’s Institutional Class shares was 0.70%, which was lower than the median net expense ratio of its peer funds.
2. Core Plus Income . The Board noted that the Advisory
Agreement provided for an investment advisory fee for the Fund at a rate of 0.40% on the Fund’s assets, which was below median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Class shares was 0.45%, which is lower than the median net expense ratio of its peer funds.
3. Large Cap Equity . The Board noted that the Advisory
Agreement provided for an investment advisory fee for the Fund at a rate of 0.75% on the Fund’s assets that are less than or equal to $5 billion, with a breakpoint in the investment advisory fee on assets in the Fund in excess of $5 billion, and this rate of 0.70%
was above median compared to its peer funds. The Board also
noted that the net expense ratio of the Fund’s Institutional Class shares was 0.86%, which is above the median net expense ratio of its peer funds.
4. Multi Cap Equity . The Board noted that the Advisory
Agreement provided for an investment advisory fee for the Fund at a rate of 0.75% on the Fund’s assets that are less than or equal to $5 billion, with a breakpoint in the investment advisory fee on assets in the Fund in excess of $5 billion, and this rate of 0.70%
was equal to the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional
Class shares was 0.87%, which is above the median net expense ratio of its peer funds.
5. Nebraska Tax Free Income . The Board noted that the
Advisory Agreement provided for an investment advisory fee
for the Fund at a rate of 0.40% on the Fund’s assets, which was below median compared to its peer funds. The Board also noted
that the net expense ratio of the Fund was 0.45%, which is below the median net expense ratio of its peer funds.
6. Partners III Opportunity . The Board noted that the Advisory
Agreement provided for an investment advisory fee for the Fund at a rate of 1.00% on the Fund’s assets that are less than or equal to $1 billion, with breakpoints in the investment advisory fee on differing levels of assets in the Fund in excess of $1 billion, which is lower than the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional
Class shares (exclusive of the dividend and interest expense incurred by the Fund during the fiscal year) was 1.12%, which is lower than the median net expense ratio of its peer funds.

OTHER INFORMATION
(Continued)
(Unaudited)
7. Short Duration Income . The Board noted that the Advisory
Agreement provided for an investment advisory fee for the
Fund at a rate of 0.40% on the Fund’s assets, which is above the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Class shares was
0.45%, which is above the median net expense ratio of its peer funds.
8. Ultra Short Government . The Board noted that the Advisory
Agreement provided for an investment advisory fee for the
Fund at a rate of 0.30% on the Fund’s assets, which is below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Class shares was
0.32%, which is lower than the median net expense ratio of its peer funds.
On the basis of the fee and expense information provided, the
Board determined that the investment management fees payable by the Funds to Weitz Inc. are reasonable and that Weitz Inc.’s level of profitability from its management of each of the Funds is reasonable and not excessive.
The extent to which economies of scale may be realized as
the Funds grow and whether the advisory fees reflect possible economies of scale. The Trustees took into consideration that each of the Equity Funds are currently operated pursuant to
investment management fees that are subject to breakpoints
on the fees as assets in the Equity Funds increase over various established levels of assets. In addition, while it was noted
that the investment advisory fees for the Income Funds and
for the Conservative Allocation Fund will not decrease as the
Funds’ assets grow because they are not subject to investment advisory fee breakpoints, the Trustees concluded that these
Funds’ investment advisory fees are appropriate in light of the size of the Funds, and appropriately reflect the current economic environment for the Adviser and the competitive nature of the mutual fund marketplace. The Trustees then noted that they
will have the opportunity to periodically re-examine whether any of these Funds have achieved economies of scale, and the appropriateness of the investment advisory fees payable to the
Adviser with respect to the Income Funds and the Conservative
Allocation Fund, in the future at which time the implementation of fee breakpoints on these particular Funds could be further considered.
Benefits to Weitz Inc. from its relationship with the Funds
(and any corresponding benefits to the Funds). The Trustees
concluded that other benefits that may be derived by the Adviser from its relationship with the Funds, including “soft dollar” benefits in connection with Fund brokerage transactions and use of the
Funds’ performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Funds and their shareholders. In addition, the Trustees determined that the Funds benefit from their
relationship with the Adviser by virtue of the Adviser’s provision of business administration and shareholder services, in addition to investment advisory services, at a cost to the Funds that is generally comparable to the costs of an outside service provider, which the Trustees have previously determined to be reasonable, fair and in the best interests of the shareholders of the Funds in light of the nature and quality of the services provided and the necessity of the services for the Funds’ operations.
Other Considerations. In approving the continuation of the
Advisory Agreements, the Trustees determined that the Adviser has made a substantial commitment to the recruitment and
retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. The
Board also acknowledged the experience and expertise of
members of the Adviser’s management team and the focus these individuals have on ensuring that the Funds operate successfully.
The Board noted the costs incurred by the Adviser for
administrative services provided to the Institutional Class shares as well as the Adviser’s expertise as it relates to the oversight of the Funds’ service providers. The Trustees also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Funds, which entails a
substantial financial and professional commitment, including the efforts to market and distribute the Funds, as well as the Expense
Limitation Agreements under which the Adviser has undertaken to waive a portion of its fees and to reimburse expenses of
seven of the Funds to the benefit of Fund shareholders to the extent necessary in accordance with the terms of the Expense
Limitation Agreements. The Board also considered matters with respect to the brokerage practices of the Adviser, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice. The Board also took into consideration the investments made by the Adviser into the Funds to enhance
services and improve efficiencies. The Board also considered the arrangements of Weitz Inc. to expand its product offerings and offer two new ETF products under a separate investment
company trust. The Board noted that with respect to the ETFs
Weitz Inc. is organizing, the Board indicated its intent to monitor the fees of the ETFs, as well as any impact such ETFs will have on the competitive nature of the Funds.

Board of Trustees
Lorraine Chang
Steven M. Hill
Alison L. Maloy
Elizabeth L. Sylvester
Dana E. Washington
Andrew (Drew) S. Weitz
Wallace R. Weitz
Justin B. Wender
Officers
Andrew S. Weitz, President
Shar M. Bennett, Vice President & Assistant
Treasurer
James J. Boyne, Vice President & Treasurer
Thomas D. Carney, Vice President
John R. Detisch, Vice President, Secretary &
Chief Compliance Officer
Bradley P. Hinton, Vice President
Wallace R. Weitz, Vice President
Investment Adviser
Weitz Investment Management, Inc.
Blackstone Plaza
3555 Farnam Street, Suite 800
Omaha, NE 68131
888-859-0698
Custodian
Citibank, N.A.
Distributor
Weitz Securities, Inc.
Transfer Agent and Dividend Paying Agent
Ultimus Fund Solutions, LLC
Investors should consider carefully the investment objectives, risks, and charges and expenses of a fund before investing. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at weitzinvestments.com or from a ﬁnancial advisor. Please read the prospectus carefully before investing.
11/20/2025

SAR 09.30.25

(b)           The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)                 The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)                There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

                Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)         Not applicable – only for annual reports.

(a)(2)         The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3)          Not applicable.

(a)(4)         Not applicable.

(b)                   The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Weitz Funds

By (Signature and Title)                    /s/ Andrew S. Weitz
                                                Andrew S. Weitz, Principal Executive Officer

Date  11/20/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                    /s/ Andrew S. Weitz
                                                Andrew S. Weitz, Principal Executive Officer

Date  11/20/2025

By (Signature and Title)                    /s/ James J. Boyne
                                                James J. Boyne, Principal Financial Officer

Date  11/20/2025